JACKSON NATIONAL LIFE INSURANCE COMPANY

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

1 Corporate Way

Lansing, Michigan 48951

February 11, 2021

Dear Contract Owner:

Enclosed is a notice of a Special Meeting of Shareholders of the following funds, each a series of JNL Series Trust (the “Trust”):

•	JNL/Goldman Sachs International 5 Fund (“Goldman Fund”),

•	JNL/Vanguard International Stock Market Index Fund (“Vanguard Fund”),

•	JNL/RAFI® Fundamental Asia Developed Fund (“RAFI Asia Developed Fund”), and

•	JNL/RAFI® Fundamental Europe Fund (“RAFI Europe Fund,” and, together with the Goldman Fund, Vanguard Fund, and RAFI Asia Developed Fund, the “Acquired Funds”).

The Special Meeting of Shareholders of each of the Acquired Funds is scheduled to be held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951, on March 26, 2021, at 9:30 a.m., Eastern Time (the “Meeting”). At the Meeting, the shareholders of each of the Acquired Funds will be asked to approve a proposal with respect to that Fund. The proposals are described below.

The Trust’s Board of Trustees (the “Board”) called the Meeting to request shareholder approval of the reorganization of each of the Acquired Funds into the JNL/Mellon International Index Fund (the “Mellon Fund” or the “Acquiring Fund”), also a series of the Trust (each, a “Reorganization” and collectively, the “Reorganizations”). The Acquired Funds and the Acquiring Fund are each sometimes referred to herein as a “Fund” and collectively, the “Funds.”

Each of the Acquired Funds and the Acquiring Fund are managed by Jackson National Asset Management, LLC (“JNAM”). Each Fund except for the Vanguard Fund is sub-advised by one or more investment sub-advisers. If the Reorganizations are approved and implemented, each person that invests indirectly in the Acquired Funds will automatically become an investor indirectly in the Acquiring Fund.

The Board considered that the Goldman Fund was launched in September 2014 to provide capital appreciation, and that since June 2015, when the Goldman Fund’s assets peaked at $165 million, investor interest has steadily declined and the ownership level, as measured by shares outstanding, has fallen by over sixty percent. The Board noted that the steady decline in assets under management has translated to reverse economies of scale, creating a detriment for the Goldman Fund’s shareholders as well as JNAM.

The Board considered that the Vanguard Fund was launched to provide long-term capital appreciation, and that the Vanguard Fund’s total expense ratio remains higher than Vanguard’s proprietary index mutual funds. The Board also noted that one distinction between the Vanguard Fund and the Acquiring Fund is that the Vanguard Fund holds roughly 20% in emerging market equities, while the Acquiring Fund invests only in developed markets, which has resulted in a modestly elevated risk profile of the Vanguard Fund, although its historical returns have mostly been in line with the Acquiring Fund since its inception.

The Board considered that the RAFI Asia Developed Fund was launched to track the performance of the RAFI® Fundamental Asia Developed Index, and that the RAFI Europe Fund was launched to track the performance of the RAFI® Fundamental Europe Index. The Board also considered that despite the strategy changes in June 2019 for both Funds, investor interest has varied and/or declined. The Board noted that the RAFI Asia Developed Fund’s ownership level has oscillated, associated with unfavorable performance, while the RAFI Europe Fund’s ownership level peaked in December 2015, and, despite an increase in 2017, has steadily declined since. The Board also noted that the RAFI Asia Developed Fund’s assets today are nearly half of their December 2017 peak, and that the RAFI Europe Fund’s ownership level is nearly forty percent of its 2015 peak, as measured by the shares outstanding. Thus, the Board considered the recommendation of JNAM to merge the Acquired Funds into the Acquiring Fund (which will, effective

April 26, 2021, be converted into a feeder fund) because the Acquiring Fund (as well as the master f und in which the f eeder f und will invest) is a broad index-tracking fund that has a diversity of risks, it should produce a stronger investor experience over the long term.

After considering JNAM’s recommendation, the Board concluded that: (i) the Reorganizations will benefit the shareholders of the Acquired Funds; (ii) the Reorganizations are in the best interests of the Acquired Funds; and (iii) the interests of the shareholders of the Acquired Funds will not be diluted as a result of the Reorganizations. No one factor was determinative, and each Trustee may have attributed different weights to the various factors. The Board did not determine any considerations related to the Reorganizations to be adverse. The Board, after careful consideration, approved the Reorganizations.

Given the broader strategic initiative to streamline the overall fund lineup, at a meeting held on December 1-3, 2020 (the “ Board Meeting”), the Board, including the Trustees who are not “interested persons” as defined by the 1940 Act (the “Independent Trustees”), of the Trust voted to approve changes, effective on or about April 26, 2021, whereby the Acquiring Fund will convert from a fund that invests directly in individual securities to a “feeder fund” that will not invest directly in individual securities but rather will invest exclusively in a single registered investment company referred to as a “master fund.” As described herein, effective April 26, 2021, the Acquiring Fund will seek to achieve its investment objective  through exclusive investment in the shares of the JNL International Index Fund (the “Master Fund”), a recently formed “shell” series, created for the purpose of acquiring the assets and assuming the liabilities of the Acquiring Fund, and will be managed in accordance with its new investment objective, policies and strategies. These changes are referred to as the “Feeder Fund Change” and the Acquiring Fund, when it becomes a “feeder fund,” is referred to as the “Mellon Feeder Fund” in the attached Combined Proxy Statement and Prospectus .

Pending shareholder approval, effective as of the close of business on April 23, 2021, or on such later date as may be deemed necessary in the judgment of the Board in accordance with the Plans of Reorganization (the “Closing Date”), you will invest indirectly in shares of the Acquiring Fund in an amount equal to the dollar value of your interest in the Acquired Funds on the Closing Date. As of the date hereof, it is not expected that the Closing Date will be postponed. If the Closing Date is postponed to allow for additional time to solicit shareholder votes, shareholders will remain shareholders of their respective Fund(s). No sales charge, redemption fees, or other transaction fees will be imposed in the Reorganizations. There will not be portfolio repositioning expenses associated with the Reorganization of the Vanguard Fund into the Acquiring Fund. There will, however, be portfolio repositioning expenses associated with the Reorganization of each of the Goldman Fund, the RAFI Asia Developed Fund, and the RAFI Europe Fund into the Acquiring Fund, as described below.

For the Reorganization of the Goldman Fund into the Acquiring Fund, the Goldman Fund will bear the transaction expenses due to the portfolio repositioning. Such costs are estimated to be $70,591 (0.12% of net assets).

For the Reorganization of the RAFI Asia Developed Fund into the Acquiring Fund, the RAFI Asia Developed Fund will bear the transaction expenses due to the portfolio repositioning. Such costs are estimated to be $238,880 (0.14% of net assets).

For the Reorganization of the RAFI Europe Fund into the Acquiring Fund, the RAFI Europe Fund will bear the transaction expenses due to the portfolio repositioning. Such costs are estimated to be $106,442 (0.04% of net assets).

There is no tax impact to contract owners as a result of portfolio repositioning. The Reorganizations will not cause any fees or charges under your contract to be greater after the Reorganizations than before the Reorganizations, and the Reorganizations will not alter your rights under your contract or the obligations of the insurance company that issued the contract. Following the Reorganizations, the Acquiring Fund will be the accounting and performance survivor.

You may wish to take actions relating to your future allocation of premium payments under your insurance contract to the various investment divisions (the “Divisions”) of the separate account. You may execute certain changes prior to the Reorganizations, in addition to participating in the Reorganizations with regard to the Acquiring Fund, such as allocating your premium payments to other Divisions.

All actions with regard to the Acquired Funds need to be completed by the Closing Date. In the absence of new instructions prior to the Closing Date, future premium payments previously allocated to an Acquired Fund Division will be allocated to the Acquiring Fund Division. The Acquiring Fund Division will be the Division for future allocations under the Dollar Cost Averaging, Earnings Sweep, and Rebalancing Programs (together, the “Programs”). In addition to the Acquiring Fund Division, there are other Divisions investing in mutual funds with a similar investment objective as the Acquiring Fund. If you want to transfer all or a portion of your Contract value out of an

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Acquired Fund Division prior to the Reorganizations, you may do so and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge. In addition, if you want to transfer all or a portion of your Contract value out of the Acquiring Fund Division after the Reorganizations, you may do so within 60 days following the Closing Date and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge. You will be provided with an additional notification of this free-transfer policy on or about April 26, 2021.

If you want to change your allocation instructions as to your future premium payments or the Programs or if you require summary descriptions of the other underlying funds and Divisions available under your contract or additional copies of the prospectuses for other funds underlying the Divisions, please contact:

For Jackson variable annuity policies:

Annuity Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-644-4565
www.jackson.com

For Jackson variable universal life policies:

Jackson® Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-644-4565
www.jackson.com

For Jackson New York variable annuity policies:

Jackson of NY Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-599-5651
www.jackson.com

An owner of a variable life insurance policy or variable annuity contract or certificate that participates in an Acquired Fund through the Divisions of separate accounts established by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York (each, an “Insurance Company”) is entitled to instruct the applicable Insurance Company how to vote an Acquired Fund’s shares related to the ownership interest in those accounts as of the close of business on January 29, 2021. The attached Notice of Special Meeting of Shareholders and Combined Proxy Statement and Prospectus concerning the Meeting describe the matters to be considered at the Meeting.

You are cordially invited to attend the Meeting. Because it is important that your vote be represented whether or not you are able to attend, you are urged to consider these matters and to exercise your right to vote your shares by completing, dating, signing, and returning the enclosed voting instruction card in the accompanying return envelope at your earliest convenience or by relaying your voting instructions via telephone or the Internet by following the enclosed instructions. Of course, we hope that you will be able to attend the Meeting, and if you wish, you may vote your shares in person, even if you may have already returned a voting instruction card or submitted your voting instructions via telephone or the Internet. At any time prior to the Meeting, you may revoke your voting instructions by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone, or the Internet, or appearing and voting in person at the Meeting. Please respond promptly in order to save additional costs of proxy solicitation and to make sure you are represented.

Very truly yours,

/s/ Mark D. Nerud

Mark D. Nerud
Trustee, President, and Chief Executive Officer
JNL Series Trust

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JNL SERIES TRUST

JNL/Goldman Sachs International 5 Fund

JNL/Vanguard International Stock Market Index Fund

JNL/RAFI® Fundamental Asia Developed Fund

JNL/RAFI® Fundamental Europe Fund

1 Corporate Way

Lansing, Michigan 48951

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON MARCH 26, 2021

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of each of the following funds, each a series of JNL Series Trust (the “Trust”), will be held on March 26, 2021 at 9:30 a.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”):

•	JNL/Goldman Sachs International 5 Fund (“Goldman Fund”),

•	JNL/Vanguard International Stock Market Index Fund (“Vanguard Fund”),

•	JNL/RAFI® Fundamental Asia Developed Fund (“RAFI Asia Developed Fund”), and

•	JNL/RAFI® Fundamental Europe Fund (“RAFI Europe Fund,” and, together with the Goldman Fund, Vanguard Fund, and RAFI Asia Developed Fund, the “Acquired Funds”).

The Meeting will be held to act on the following proposals:

1.	To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees (the “Board”), which provides for the reorganization of the Goldman Fund into the JNL/Mellon International Index Fund (the “Mellon Fund”), also a series of the Trust.

2.	To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Vanguard Fund into the Mellon Fund.

3.	To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the RAFI Asia Developed Fund into the Mellon Fund.

4.	To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the RAFI Europe Fund into the Mellon Fund.

5.	To transact other business that may properly come before the Meeting or any adjournments thereof.

Please note that owners of variable life insurance policies or variable annuity contracts or certificates (the “Contract Owners”) issued by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York (each, an “Insurance Company”) who have invested in shares of the Acquired Funds through the investment divisions of a separate account or accounts of an Insurance Company (“Separate Account”) will be given the opportunity, to the extent required by law, to provide the applicable Insurance Company with voting instructions on the above proposals.

You should read the Combined Proxy Statement and Prospectus attached to this notice prior to completing your proxy or voting instruction card. The record date for determining the number of shares outstanding, the shareholders entitled to vote, and the Contract Owners entitled to provide voting instructions at the Meeting and any adjournments thereof has been fixed as the close of business on January 29, 2021. If you attend the Meeting, you may vote or give your voting instructions in person.

YOUR VOTE IS IMPORTANT.

PLEASE RETURN YOUR PROXY CARD OR VOTING INSTRUCTION CARD PROMPTLY.

Regardless of whether you plan to attend the Meeting, you should vote or give voting instructions by promptly completing, dating, signing, and returning the enclosed proxy or voting instruction card for the Acquired Fund(s) in the enclosed postage-paid envelope. You also can vote or provide voting instructions through the Internet or by telephone using the 12-digit control number that appears on the enclosed proxy or voting instruction card and following the simple instructions. At any time prior to the Meeting, you may revoke your voting instructions by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone, or the Internet, or appearing and voting in person at the Meeting. If you are present at the Meeting, you may change your vote or voting instructions, if desired, at that time. The Board recommends that you vote or provide voting instructions to vote FOR the proposals.

By order of the Board,

/s/ Mark D. Nerud

Mark D. Nerud
Trustee, President, and Chief Executive Officer

February 11, 2021

Lansing, Michigan

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JACKSON NATIONAL LIFE INSURANCE COMPANY

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

CONTRACT OWNER VOTING INSTRUCTIONS

REGARDING A SPECIAL MEETING OF SHAREHOLDERS OF

JNL/GOLDMAN SACHS INTERNATIONAL 5 FUND

AND

JNL/VANGUARD INTERNATIONAL STOCK MARKET INDEX FUND

AND

JNL/RAFI® FUNDAMENTAL ASIA DEVELOPED FUND

AND

JNL/RAFI® FUNDAMENTAL EUROPE FUND

EACH A SERIES OF THE JNL SERIES TRUST

TO BE HELD ON MARCH 26, 2021

DATED: FEBRUARY 11, 2021

GENERAL

These Contract Owner voting instructions are being furnished by Jackson National Life Insurance Company (“Jackson National”), or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and, together, the “Insurance Companies”), to owners of their variable life insurance policies or variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) who, as of January 29, 2021 (the “Record Date”), had net premiums or contributions allocated to the investment divisions of their separate accounts (the “Separate Accounts”) that are invested in shares of one or more of the following Funds, each a series of JNL Series Trust (the “Trust”):

•	JNL/Goldman Sachs International 5 Fund (“Goldman Fund”),

•	JNL/Vanguard International Stock Market Index Fund (“Vanguard Fund”),

•	JNL/RAFI® Fundamental Asia Developed Fund (“RAFI Asia Developed Fund”), and

•	JNL/RAFI® Fundamental Europe Fund (“RAFI Europe Fund,” and, together with the Goldman Fund, Vanguard Fund, and RAFI Asia Developed Fund, the “Acquired Funds”).

The Trust is a Massachusetts business trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.

Each Insurance Company is required to offer Contract Owners the opportunity to instruct it, as the record owner of all of the shares of beneficial interest in the Acquired Funds (the “Shares”) held by its Separate Accounts, as to how it should vote on each reorganization proposal (each a “Proposal” and collectively, the “Proposals”) to be considered at the Special Meeting of Shareholders of the Acquired Funds referred to in the preceding Notice and at any adjournments (the “Meeting”). The enclosed Combined Proxy Statement and Prospectus, which you should retain for future reference, concisely sets forth information about the proposed reorganizations involving the Acquired Funds and another series of the Trust that a Contract Owner should know before completing the enclosed voting instruction card.

These Contract Owner Voting Instructions and the accompanying voting instruction card are being mailed to Contract Owners on or about February 18, 2021.

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HOW TO INSTRUCT AN INSURANCE COMPANY

To instruct an Insurance Company as to how to vote the Shares held in the investment divisions of its Separate Accounts, Contract Owners are asked to promptly complete their voting instructions on the enclosed voting instruction card(s) and sign, date, and mail the voting instruction card(s) in the accompanying postage-paid envelope. Contract Owners also may provide voting instructions by phone at 1-866-256-0779 or by Internet at our website at www.proxypush.com/JNL.

If a voting instruction card is not marked to indicate voting instructions but is signed, dated, and returned, it will be treated as an instruction to vote the Shares in favor of the Proposals.

The number of Shares held in the investment division of a Separate Account corresponding to an Acquired Fund for which a Contract Owner may provide voting instructions was determined as of the Record Date by dividing (i) a Contract’s account value (minus any Contract indebtedness) allocable to that investment division by (ii) the net asset value of one Share of such Acquired Fund. At any time prior to an Insurance Company’s voting at the Meeting, a Contract Owner may revoke his or her voting instructions with respect to that investment division by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone or the Internet, or appearing and voting in person at the Meeting.

HOW AN INSURANCE COMPANY WILL VOTE

An Insurance Company will vote the Shares for which it receives timely voting instructions from Contract Owners in accordance with those instructions. Shares in each investment division of a Separate Account for which an Insurance Company receives a voting instruction card that is signed, dated, and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares in favor of the Proposals. Shares in each investment division of a Separate Account for which an Insurance Company receives no timely voting instructions from a Contract Owner, or that are attributable to amounts retained by an Insurance Company or its affiliate as surplus or seed money, will be voted by the applicable Insurance Company either for or against approval of the Proposals, or as an abstention, in the same proportion as the Shares for which Contract Owners (other than the Insurance Company) have provided voting instructions to the Insurance Company. Similarly, the Insurance Companies and their affiliates will vote their own shares and will vote shares that are held by the Fund of Funds whose shares are held by a Separate Account in the same proportion as voting instructions timely given by Contract Owners. As a result of proportionate voting, a small number of Contract Owners could determine the outcome of the Proposals. Please see “Additional Information about the Funds – Tax Status” below.

OTHER MATTERS

The Insurance Companies are not aware of any matters, other than the Proposals, to be acted on at the Meeting. If any other matters come before the Meeting, an Insurance Company will vote the Shares upon such matters in its discretion. Voting instruction cards may be solicited by employees of Jackson National or its affiliates as well as officers and agents of the Trust. The principal solicitation will be by mail, but voting instructions may also be solicited by telephone, personal interview, the Internet, or other permissible means.

The Meeting may be adjourned whether or not a quorum is present, by the chairperson of the Meeting from time to time to reconvene at the same or some other place as determined by the chairperson of the Meeting for any reason, including failure of a Proposal to receive sufficient votes for approval. No shareholder vote shall be required for any adjournment. No notice need be given that the Meeting has been adjourned other than by announcement at the Meeting. Any business that might have been transacted at the original Meeting may be transacted at any adjourned Meeting.

It is important that your Contract be represented. Please promptly mark your voting instructions on the enclosed voting instruction card; then sign, date, and mail the voting instruction card in the accompanying postage-paid envelope. You may also provide your voting instructions by telephone at 1-866-256-0779 or by Internet at our website at www.proxypush.com/JNL.

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PROXY STATEMENT

for

JNL/Goldman Sachs International 5 Fund,

JNL/Vanguard International Stock Market Index Fund,

JNL/RAFI® Fundamental Asia Developed Fund,

JNL/RAFI® Fundamental Europe Fund,

each a series of JNL Series Trust

and

PROSPECTUS

for

JNL/Mellon International Index Fund, a series of JNL Series Trust

Dated

February 11, 2021

1 Corporate Way

Lansing, Michigan 48951

(517) 381-5500

This Combined Proxy Statement and Prospectus (the “Combined Proxy Statement/Prospectus”) is being furnished to owners of variable life insurance policies or variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) issued by Jackson National Life Insurance Company (“Jackson National”) or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and together, the “Insurance Companies”) who, as of January 29, 2021, had net premiums or contributions allocated to the investment divisions of an Insurance Company’s separate accounts (the “Separate Accounts”) that are invested in shares of beneficial interest in one or more of the following Funds, each a series of JNL Series Trust (the “Trust”), an open-end management investment company registered with the Securities and Exchange Commission (“SEC”):

•	JNL/Goldman Sachs International 5 Fund (“Goldman Fund”),

•	JNL/Vanguard International Stock Market Index Fund (“Vanguard Fund”),

•	JNL/RAFI® Fundamental Asia Developed Fund (“RAFI Asia Developed Fund”), and

•	JNL/RAFI® Fundamental Europe Fund (“RAFI Europe Fund,” and, together with the Goldman Fund, Vanguard Fund, and RAFI Asia Developed Fund, the “Acquired Funds”).

The purpose of this Combined Proxy Statement/Prospectus is for the respective shareholders of each of the Acquired Funds to vote on a Plan of Reorganization, adopted by the Trust’s Board of Trustees (the “Board”), which provides for the reorganization of the Acquired Funds into the JNL/Mellon International Index Fund (the “Mellon Fund” or the “Acquiring Fund”), also a series of the Trust.

This Combined Proxy Statement/Prospectus also is being furnished to the Insurance Companies as the record owners of shares and to other shareholders that were invested in the Acquired Funds as of January 29, 2021. Contract Owners are being provided the opportunity to instruct the applicable Insurance Company to approve or disapprove the proposals contained in this Combined Proxy Statement/Prospectus in connection with the solicitation by the Board of proxies to be used at the Special Meeting of Shareholders of the Acquired Funds to be held at 1 Corporate Way, Lansing, Michigan 48951, on March 26, 2021, at 9:30 a.m., Eastern Time, or any adjournment or adjournments thereof (the “Meeting”).

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THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS COMBINED PROXY STATEMENT/PROSPECTUS OR DETERMINED IF THIS COMBINED PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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The proposals described in this Combined Proxy Statement/Prospectus are as follows:

Proposals	Shareholders Entitled to Vote on the Proposal
1. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Goldman Fund into the Mellon Fund.	Shareholders of the Goldman Fund
2. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Vanguard Fund into the Mellon Fund.	Shareholders of the Vanguard Fund
3. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the RAFI Asia Developed Fund into the Mellon Fund.	Shareholders of the RAFI Asia Developed Fund
4. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the RAFI Europe Fund into the Mellon Fund.	Shareholders of the RAFI Europe Fund

The reorganization referred to in each of the above proposals is referred to herein as the “Reorganization” and collectively, as the “Reorganizations.”

This Combined Proxy Statement/Prospectus, which you should retain for future reference, contains important information regarding the proposals that you should know before voting or providing voting instructions. Additional information about the Trust has been filed with the SEC and is available upon oral or written request without charge. This Combined Proxy Statement/Prospectus is being provided to the Insurance Companies and mailed to Contract Owners on or about February 18, 2021. It is expected that one or more representatives of each Insurance Company will attend the Meeting in person or by proxy and will vote shares held by the Insurance Company in accordance with voting instructions received from its Contract Owners and in accordance with voting procedures established by the Trust.

The following documents have been filed with the SEC and are incorporated by reference into this Combined Proxy Statement/Prospectus:

1.	The Prospectus and Statement of Additional Information of the Trust, each dated April 27, 2020, as supplemented, with respect to the Acquired Funds (File Nos. 033-87244 and 811-08894);

2.	The Annual Report to Shareholders of the Trust with respect to the Acquired Funds for the fiscal year ended December 31, 2019 (File Nos. 033-87244 and 811-08894);

3.	The Semi-Annual Report to Shareholders of the Trust with respect to the Acquired Funds for the period ended June 30, 2020 (File Nos. 033-87244 and 811-08894);

4.	The Statement of Additional Information dated February 11, 2021, relating to the Reorganizations (File No. 333- 251405 ).

For a free copy of any of the above documents, please call or write to the phone numbers or address below.

Contract Owners can learn more about the Acquired Funds and the Acquiring Fund in any of the documents incorporated into this Combined Proxy Statement/Prospectus, including the Annual Report and Semi-Annual Report listed above, which have been furnished to Contract Owners. Contract Owners may request a copy thereof, without charge, by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

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The Trust is subject to the informational requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, it must file certain reports and other information with the SEC. You can copy and review proxy materials, reports, and other information about the Trust at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC 20549-1520. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Proxy materials, reports, and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, at the prescribed rates, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, SEC Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, DC 20549-1520.

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SUMMARY

You should read this entire Combined Proxy Statement/Prospectus carefully. For additional information, you should consult the Plans of Reorganization, copies of which are attached hereto as Appendix A.

The Proposed Reorganizations

The proposed Reorganizations are as follows:

Proposals	Shareholders Entitled to Vote on the Proposal
1. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Goldman Fund into the Mellon Fund.	Shareholders of the Goldman Fund
2. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Vanguard Fund into the Mellon Fund.	Shareholders of the Vanguard Fund
3. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the RAFI Asia Developed Fund into the Mellon Fund.	Shareholders of the RAFI Asia Developed Fund
4. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the RAFI Europe Fund into the Mellon Fund.	Shareholders of the RAFI Europe Fund

This Combined Proxy Statement/Prospectus is soliciting shareholders with amounts invested in the Acquired Funds as of January 29, 2021, to approve the Plans of Reorganization, whereby each Acquired Fund will be reorganized into the Acquiring Fund. (Each Acquired Fund and the Acquiring Fund are each sometimes referred to herein as a “Fund” and collectively, the “Funds.”)

If some, any, or all of the Reorganizations are not approved by shareholders, the Funds will continue to operate as they currently do and the Board will consider what actions are appropriate and in the best interests of Contract Owners that have assets invested in the Acquired Funds.

Each Acquired Fund has two share classes, designated Class A and Class I shares (“Acquired Fund Shares”). The Acquiring Fund also has two share classes, designated Class A and Class I shares (“Acquiring Fund Shares”).

Each Plan of Reorganization provides for:

•	the transfer of all of the assets of an Acquired Fund to the Acquiring Fund in exchange for Acquiring Fund Shares having an aggregate net asset value equal to the respective Acquired Fund’s net assets;

•	the Acquiring Fund’s assumption of all the liabilities of an Acquired Fund;

•	the distribution to the shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contract Owners) of those Acquiring Fund Shares; and

•	the complete termination of each Acquired Fund.

As described herein, effective April 26, 2021, the Acquiring Fund will convert from a fund that invests directly in individual securities to a “feeder fund” that will not invest directly in securities but rather will invest exclusively in a single registered investment company referred to as a “master fund.” These changes are referred to as the “Feeder Fund Change” and the Acquiring Fund, when it becomes a “feeder fund,” is referred to as the “Mellon Feeder Fund” in this Combined Proxy Statement/Prospectus.

The following changes to the Acquiring Fund will also occur on April 26, 2021:

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•	the transfer of all of the assets of the Acquiring Fund to the JNL International Index Fund (the “Master Fund”) in exchange for Master Fund Shares having an aggregate net asset value equal to the Acquiring Fund’s net assets,

•	the Acquiring Fund undergo changes to its investment objective and investment strategy, and

•	the Acquiring Fund’s sub-advisory fee structure will be revised.

For more information relating to the Feeder Fund Change, please see “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors,” “Comparison of Fundamental Policies” and "Additional Information about the Funds – Master-Feeder Structure” below.

A comparison of the investment objective(s), principal investment policies and strategies, and principal risks of each Acquired Fund and the Acquiring Fund is included in the “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors,” and “Comparison of Fundamental Policies” sections below. The Funds have identical distribution procedures, purchase procedures, exchange rights, and redemption procedures, which are discussed in “Additional Information about the Funds” below. Each Fund offers its shares to Separate Accounts and certain other eligible investors. Shares of each Fund are offered and redeemed at their net asset value without any sales load. You will not incur any sales loads or similar transaction charges as a result of the Reorganizations.

Each Reorganization is expected to be effective as of the close of business on April 23, 2021, or on such later date as may be deemed necessary in the judgment of the Board in accordance with the Plans of Reorganization (the “Closing Date”). As a result of each Reorganization, a shareholder invested in shares of an Acquired Fund would become an owner of shares of the Acquiring Fund. Such shareholder would hold, immediately after the Closing Date, Acquiring Fund Shares having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund Shares that were held by the shareholder as of the Closing Date. Similarly, each Contract Owner whose Contract values are invested indirectly in shares of an Acquired Fund through the Investment Divisions of a Separate Account would become indirectly invested in shares of the Acquiring Fund through the Investment Divisions of a Separate Account. The Contract value of each such Contract Owner would be invested indirectly through the Investment Divisions of a Separate Account, immediately after the Closing Date, in shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund Shares in which the Contract Owner invested indirectly through the Investment Divisions of a Separate Account as of the Closing Date. Following the Reorganizations, the Acquiring Fund will be the accounting and performance survivor. It is expected that the Reorganizations will not be a taxable event for federal income tax purposes for Contract Owners. Please see “Additional Information about the Reorganizations – Federal Income Tax Consequences of the Reorganizations” below for further information.

The Board unanimously approved the Plans of Reorganization with respect to the Funds involved therein. Accordingly, the Board is submitting each Plan of Reorganization for approval by the respective Acquired Fund’s shareholders. In considering whether to approve a proposal (“Proposal”), you should review the Proposal for the Acquired Fund(s) in which you were invested on the Record Date (as defined under “Voting Information”). In addition, you should review the information in this Combined Proxy Statement/Prospectus that relates to all of the Proposals and the Plans of Reorganization generally.

The Board recommends that you vote “FOR” each Proposal to approve the Plan of Reorganization related to the Acquired Fund in which you have an ownership interest.

PROPOSAL 1: APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE GOLDMAN FUND INTO THE MELLON FUND.

Proposal 1 requests the approval of Goldman Fund shareholders of the Plan of Reorganization pursuant to which the Goldman Fund will be reorganized into the Mellon Fund. As described herein, effective April 26, 2021, the Mellon Fund will be converted into a feeder fund (the “Feeder Fund Change”) and will be managed in accordance with the investment objective, policies and strategies of the Mellon Feeder Fund.

In considering whether you should approve this Proposal, you should note that:

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•	Investement Objectives. The Funds have different investment objectives. The Goldman Fund seeks capital appreciation, while the Mellon Fund seeks to track the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australia Far East (“EAFE”) Index and is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index. As described herein, effective April 26, 2021, the Mellon Fund will be converted into a feeder fund and will be managed in accordance with the investment objective, policies and strategies of the Mellon Feeder Fund. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

•	Principal Investement Strategies. The Funds also have different principal investment strategies. The Goldman Fund employs a passive investment strategy and seeks to achieve its objective by investing in the stocks of foreign companies located in developed countries throughout the world, excluding the United States, that are identified through a disciplined, rules-based investment process. The Goldman Fund allocates all of its net assets among five underlying regional strategies. Each of the underlying regional strategies invests by selecting from the stock of companies included in a corresponding regional index, each of which is a sub-index of the S&P Developed Ex-U.S. LargeMid Index. The S&P Developed Ex-U.S. LargeMid Index measures the performance of companies located in developed countries around the world, excluding the United States. The securities for each underlying regional strategy are selected only once annually on each stock selection date, and allocations to each of the above specialized strategies of the Goldman Fund are rebalanced annually on or around the first business day of March. The Mellon Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the MSCI EAFE Index through statistical procedures. The Mellon Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI EAFE Index or derivative securities economically related to the MSCI EAFE Index that seek to track the performance and characteristics of the MSCI EAFE Index. To implement this strategy, the Mellon Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Mellon Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the MSCI EAFE Index.

As described herein, effective April 26, 2021, the Mellon Fund will be converted into a feeder fund and will be managed in accordance with the investment objective, policies and strategies of the Mellon Feeder Fund. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below, “Additional Information about the Funds – Master-Feeder Structure,” and Appendix B.

•	Fundamental Policies. The Funds have the same fundamental policies. For a detailed comparison of each Fund’s fundamental investment policies, see “Comparison of Fundamental Policies” below.

•	Principal Risks. While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include Asian investment risk, currency risk, derivatives risk, equity securities risk, European investment risk, exchange-traded funds investing risk, financial services risk, foreign regulatory risk, foreign securities risk, forward and futures contract risk, market risk, and passive investment risk. However, the Goldman Fund is also subject to accounting risk, company risk, limited management, trading cost and rebalance risk, mid-capitalization investing risk, model risk, Pacific Rim investing risk, portfolio turnover risk, and stock risk, which are not principal risks of investing in the Mellon Fund. In addition, the principal risks of investing in the Mellon Fund include index investing risk, license termination risk, and tracking error risk, which are not principal risks of investing in the Goldman Fund. As a result of the Mellon Fund’s conversion to a feeder fund that invests exclusively in the Master Fund, effective April 26, 2021, the Mellon Fund’s principal risks will not change. For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B.

•	Investment Adviser and other Service Providers. Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) serves as the investment adviser and administrator for each Fund and would continue to manage and administer the Mellon Fund after the Reorganization. JNAM has received an exemptive order from the SEC that generally permits JNAM, with approval from the Board, to appoint, dismiss, and replace each Fund’s unaffiliated sub-adviser(s) and to amend the advisory agreements between JNAM and the unaffiliated sub-advisers, without obtaining shareholder approval. However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. JNAM has appointed Goldman Sachs Asset Management, L.P. (“GSAM”) and Mellon Investments Corporation (“Mellon”) as co-sub-advisers to the Goldman Fund, and Mellon as the sole sub-adviser to manage the assets of the Mellon Fund. As described herein,

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effective April 26, 2021, the Mellon Fund will be converted into a feeder fund investing exclusively in the Master Fund and will be managed in accordance with the investment policies and strategies of the Mellon Feeder Fund, as described herein. It is anticipated that JNAM will continue to manage and administer the Mellon Feeder Fund after the Reorganization, though it is not anticipated that JNAM will provide portfolio management services to the Mellon Feeder Fund. Mellon will not sub-advise the Mellon Feeder Fund but will act as sub-adviser to the Master Fund after the Reorganization. For a detailed description of JNAM, Goldman, and Mellon, please see “Additional Information about the Funds - The Adviser” and “Additional Information about the Funds - The Sub-Advisers” below.

•	Asset Base. The Goldman Fund and Mellon Fund had net assets of approximately $55.17 million and $1.51 billion, respectively, as of June 30, 2020. Thus, if the Reorganization had been in effect on that date, the Goldman Fund combined with the Mellon Fund (the “Proposal 1 Combined Fund”) would have had net assets of approximately $1.56 billion (net of estimated transaction expenses).

In addition, as discussed in connection with Proposal 2, Proposal 3, and Proposal 4, the Vanguard Fund, RAFI Asia Developed Fund, and RAFI Europe Fund had net assets of approximately $334.10 million, $172.87 million, $242.22 million, respectively, as of June 30, 2020. Thus, if the Reorganizations of the Goldman Fund, Vanguard Fund, RAFI Asia Developed Fund, and RAFI Europe Fund into the Mellon Fund had been in effect on that date (together, the “Combined Fund”), the Combined Fund would have had net assets of approximately $2.31 billion (net of estimated transaction expenses).

•	Description of the Securities to be Isssued. Class A Shareholders of the Goldman Fund will receive Class A shares of the Mellon Fund, and Class I Shareholders of the Goldman Fund will receive Class I shares of the Mellon Fund pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations,” and “Additional Information about the Funds” below for more information.

•
Operating Expenses.  Following the Reorganization, the gross total annual fund operating expense ratio and management fee for the Mellon Feeder Fund are expected to be higher than those of the Goldman Fund currently; however the net total annual fund operating expense ratio and net management fee for the Mellon Feeder Fund are expected to be lower than those of the Goldman Fund currently . For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below

The maximum management fee for the Goldman Fund is equal to an annual rate of 0.30% of its average daily net assets, while the maximum management fee for the Mellon Fund is equal to an annual rate of 0.20% of its average daily net assets. As of December 31, 2019, the actual management fees of the Goldman Fund and the Mellon Fund were 0.30% and 0.16% respectively. In addition, the maximum administrative fee for each of the Goldman Fund and the Mellon Fund is equal to an annual rate of 0.15% of its average daily net assets. As of December 31, 2019, both the Goldman Fund and the Mellon Fund each paid an administrative fee to JNAM at the rate of 0.15% of its average daily net assets. As a result of the Feeder Fund Change effective April 26, 2021, the Mellon Feeder Fund’s management fee, inclusive of the Master Fund’s management fee, will be higher and the administrative fee will be the same as the Mellon Fund currently. As noted in the paragraph above, as a result of the Feeder Fund Change effective April 26, 2021, the Mellon Feeder Fund’s gross total annual fund operating expense ratio will be higher than the Mellon Fund currently. For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

•	Costs of Reorganization. Following the Reorganization, the Proposal 1 Combined Fund will be managed in accordance with the investment objective, policies and strategies of the Mellon Fund. It is currently anticipated that approximately 16.69% of the Goldman Fund’s holdings will be transferred to the Mellon Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 83.31% of the Goldman Fund’s holdings will be aligned or sold. As described herein, effective April 26, 2021, the Mellon Fund will be converted into a feeder fund and will be managed in accordance with the investment policies and strategies of the Mellon Feeder Fund.

The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended (the “Code”) of the tax treatment of this transaction, and the costs associated with the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.

The Goldman Fund will bear the transaction expenses associated with the Reorganization, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable (the “Transaction Costs”). Such Transaction Costs are estimated to be $70,591 (0.12% of net assets). Please see “Additional Information about the Reorganizations” below for more information.

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•	Federal Income Tax Consequences. The Reorganization is not expected to be a taxable event for federal income tax purposes for owners of variable contracts whose contract values are determined by investment in shares of the Goldman Fund. Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or annuity contracts under Section 72 of the Code, the Reorganization will not be a taxable event for federal income tax purposes for Contract Owners regardless of the tax status of the Reorganization, and any dividend declared, allocations or distributions in connection with the Reorganization will not be taxable to Contract Owners. The Insurance Companies, as shareholders, and Contract Owners are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization. Please see “Additional Information about the Reorganizations – Federal Income Tax Consequences of the Reorganizations” below for more information.

Comparative Fee and Expense Tables

The following tables show the current fees and expenses of each Fund and the estimated pro forma fees and expenses of Class A and Class I shares of the Acquiring Fund after giving effect to the proposed Reorganization. The fee and expense information is presented as of December 31, 2019. The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Please see Appendix D for the estimated pro forma fees and expenses of the Class A and Class I shares of the Acquiring Fund assuming some or all of the proposed Reorganizations described in Proposal 1, Proposal 2, Proposal 3, and Proposal 4 are approved.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Goldman Fund		Acquiring Fund: Mellon Fund		Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganization is approved)[3]		Pro Forma Mellon Feeder Fund (assuming expected operating expenses if the Reorganization in Proposal 1 is approved and following the Feeder Fund Change) [4]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.30%	0.30%	0.16%	0.16%	0.16%	0.16%	0.36%	0.36%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses[1]	0.15%	0.15%	0.17%	0.17%	0.17%	0.17%	0.16%	0.16%
Total Annual Fund Operating Expenses	0.75%	0.45%	0.63%	0.33%	0.63%	0.33%	0.82%	0.52%
Less Waiver/Reimbursement[2]	0.00%	0.05%	0.00%	0.00%	0.00%	0.00%	0.20%	0.20%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.75%	0.40%	0.63%	0.33%	0.63%	0.33%	0.62%	0.32%
[1]	“Other Expenses” include an Administrative Fee of 0.15% for both Funds, which is payable to JNAM.
[2]

JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the Goldman Fund. The fee waiver will continue for at least one year from the date of the Goldman Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Mellon Feeder Fund, effective April 26, 2021, under which it will waive 0.095% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Master Fund, effective April 26, 2021, under which it will waive 0.105% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

[3]	Assumes that only the Reorganization described in this Proposal 1 is approved. See Appendix D for the pro forma fees and expenses of the Acquiring Fund Shares assuming that some or all of the Reorganizations described in Proposal 1, Proposal 2, Proposal 3, and Proposal 4 are approved.
[4]	Expense information assumes that the Reorganization is approved and following the Feeder Fund Change effective April 26, 2021. The fee table reflects the expenses of both the Mellon Feeder Fund and the Master Fund, effective April 26, 2021.

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Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. This example also illustrates the costs of investing in the Acquiring Fund if the Reorganization is approved and when the Feeder Fund Change takes effect. This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included. The example assumes that:

  You invest $10,000 in a Fund for the time periods indicated;
  Your investment has a 5% annual return;
  The Fund’s operating expenses remain the same as they were as of December 31, 2019;
  You redeem your investment at the end of each time period;
  The Class I administrative fee waiver for the Goldman Fund is discontinued after one year;
  The contractual expense limitation agreement of the Mellon Feeder Fund is discontinued after one year.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Goldman Fund (Acquired Fund)
Class A	$77	$240	$417	$930
Class I	$41	$139	$247	$562
Mellon Fund (Acquiring Fund)
Class A	$64	$202	$351	$786
Class I	$34	$106	$185	$418
Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganization is approved)[1]
Class A	$64	$202	$351	$786
Class I	$34	$106	$185	$418
Pro Forma Mellon Feeder Fund[1,2] (assuming expected operating expenses if the Reorganization in Proposal 1 is approved and following the Feeder Fund Change)
Class A	$63	$242	$435	$995
Class I	$33	$147	$271	$633
[1]	Assumes that only the Reorganization described in this Proposal 1 is approved. See Appendix D for the pro forma fees and expenses of the Acquiring Fund Shares assuming that some or all of the Reorganizations described in Proposal 1, Proposal 2, Proposal 3, and Proposal 4 are approved.
[2]	The example reflects the aggregate expenses of both the Mellon Feeder Fund and the Master Fund.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect a Fund’s performance. For the six-month period ended June 30, 2020, the portfolio turnover rates for the Goldman Fund and the Mellon Fund were 70% and 2%, respectively, of the average value of each portfolio. For the fiscal year ended December 31, 2019, the portfolio turnover rate for the Goldman Fund and the Mellon Fund were 53% and 4%, respectively, of the average value of each portfolio. The portfolio turnover rate for the period of January 1, 2019 to June 30, 2019 for the Goldman Fund is for the Fund when it was sub-advised by its the prior sub-adviser, Standard & Poor's Investment Advisory Services LLC. For the six-month period of July 1, 2019 to December 31, 2019, when the Goldman Fund was sub-advised by its current sub-adviser, GSAM, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Comparison of Investment Adviser and Sub-Advisers

The following table compares the investment adviser and sub-advisers of the Goldman Fund with that of the Mellon Fund.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Goldman Fund	Mellon Fund	Mellon Feeder Fund
Investment Adviser Jackson National Asset Management, LLC Investment Sub-Advisers Goldman Sachs Asset Management, L.P. Mellon Investments Corporation	Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Mellon Investments Corporation	Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser to the Master Fund Mellon Investments Corporation

Comparison of Investment Objectives and Principal Investment Strategies

The following table compares the investment objectives and principal investment strategies of the Goldman Fund with those of the Mellon Fund. The Funds have different investment objectives and investment strategies. The Goldman Fund seeks capital appreciation, while the Mellon Fund seeks to track the performance of the MSCI EAFE Index and is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

The Goldman Fund employs a passive investment strategy and seeks to achieve its objective by investing in the stocks of foreign companies located in developed countries throughout the world, excluding the United States, that are identified through a disciplined, rules-based investment process. The Goldman Fund allocates all of its net assets among five underlying regional strategies. Each of the underlying regional strategies invests by selecting from the stock of companies included in a corresponding regional index, each of which is a sub-index of the S&P Developed Ex-U.S. LargeMid Index. The S&P Developed Ex-U.S. LargeMid Index measures the performance of companies located in developed countries around the world, excluding the United States. The securities for each underlying regional strategy are selected only once annually on each stock selection date, and allocations to each of the above specialized strategies of the Goldman Fund are rebalanced annually on or around the first business day of March. The Mellon Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the MSCI EAFE Index through statistical procedures. The Mellon Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI EAFE Index or derivative securities economically related to the MSCI EAFE Index that seek to track the performance and characteristics of the MSCI EAFE Index. To implement this strategy, the Mellon Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Mellon Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

After the Reorganization, the Mellon Fund’s investment objective and investment strategy will be different from its current investment objective and investment strategy. Following the Feeder Fund Change effective April 26, 2021, the Mellon Feeder Fund will track the performance of the Morningstar Developed Markets Ex North America Target Market Exposure Index (Net) (“Index”) and be constructed to mirror the Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the Index through exclusive investment in shares of the Master Fund. The Mellon Feeder Fund will operate as a “feeder fund” and seek to achieve its goal by investing all of its assets in Class I shares of the Master Fund. The Master Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index or derivative securities economically related to the Index. The Master Fund seeks to track the performance and characteristics of the Index. To implement this strategy, the Master Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Master Fund’s objective. The Master Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the MSCI EAFE Index.

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The Board may change the investment objective of a Fund without a vote of the Fund’s shareholders. If some, any, or all of the Reorganizations are not approved by shareholders, the Funds will continue to operate as they currently do and the Board will consider what actions are appropriate and in the best interests of Contract Owners that have assets invested in the Acquired Funds. For more detailed information about each Fund’s investment strategies and risks, see below and Appendix B.

Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Goldman Fund	Mellon Fund	Mellon Feeder Fund
Investment Objective The investment objective of the Fund is capital appreciation.

Investment Objective

The investment objective of the Fund is to track the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australia Far East (“EAFE”) Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Investment Objective

The investment objective of the Fund (“Fund” or “Feeder Fund”) is to track the performance of the Morningstar Developed Markets Ex North America Target Market Exposure Index (Net) (“Index”). The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index. The Fund seeks to achieve its investment objective through exclusive investment in shares of the JNL International Index Fund (“Master Fund”).

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in the stocks of foreign companies located in developed countries throughout the world, excluding the United States, that are identified through a disciplined, rules-based investment process. The Fund allocates all of its net assets among the underlying regional strategies listed below:

S&P Asia Pac Ex Japan Strategy – This strategy focuses on companies located in developed countries in the Asia-Pacific (excluding Japan) geographic region that have delivered attractive cash returns to shareholders while seeking to avoid companies with less attractive profitability.

S&P Canada Strategy – This strategy focuses on companies located in Canada that the Sub-Adviser believes to have attractive free cash flows in relation to equity market capitalization while seeking

Principal Investment Strategies

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI EAFE Index or derivative securities economically related to the MSCI EAFE Index. The Fund seeks to track the performance and characteristics of the MSCI EAFE Index.

Principal Investment Strategies

The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class I shares of the Master Fund. The Master Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index or derivative securities economically related to the Index. The Master Fund seeks to track the performance and characteristics of the Index.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Goldman Fund	Mellon Fund	Mellon Feeder Fund

to avoid companies that the Sub-Adviser believes have undergone unattractive changes to capital structure.

S&P Europe Strategy –This strategy focuses on companies located in Western Europe that the Sub-Adviser believes have above average free cash flows in relation to equity market valuation and attractive price momentum.

S&P Japan Strategy – This strategy focuses on companies located in Japan that the Sub-Adviser believes have attractive dividend yields while attempting to avoid overpaying through valuation metrics.

S&P Middle East Strategy – This strategy seeks to achieve capital appreciation by investing liquidity weighted allocations to the common stock of approximately 10% of the companies in the S&P Developed Middle East & Africa LargeMid® Index that the Sub-Adviser believes to be the most attractive. The Sub-Adviser defines attractive stocks as those with the strongest Free Cash Flow Yield, and either above average profitability or favorable price momentum. S&P Quality Rankings are used to exclude companies with the lower quality, helping to filter those that may look attractive on a capital appreciation basis but may have longer term low quality characteristics.

While each of these underlying regional strategies seeks to provide capital appreciation, each underlying regional strategy follows a different principal investment strategy.

Each of the underlying regional strategies invests by selecting from the stock of companies included in a corresponding regional index, each of which is a sub-index of the S&P Developed Ex-U.S. LargeMid

	To implement this strategy, the Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.	To implement this strategy, the Master Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Master Fund’s objective.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Goldman Fund	Mellon Fund	Mellon Feeder Fund
Index. The S&P Developed Ex-U.S. LargeMid Index measures the performance of companies located in developed countries around the world, excluding the United States. As of December 31, 2019, the range of market capitalizations of companies included in the index was between $365.23 million and $321.96 billion. The size of companies in the S&P Developed Ex-U.S. LargeMid Index changes with market conditions, which can result in changes to the market capitalization range of companies in the index.

The securities for each underlying regional strategy are selected only once annually on each stock selection date. The Fund is rebalanced annually between each of the above specialized strategies on or around the first business day of March.

Goldman Sachs Asset Management, L.P. (“GSAM”) and Mellon Investments Corporation (“Sub-Advisers”) generally use a buy and hold strategy, trading only on or around each stock selection date, when cash flow activity occurs, and for dividend reinvestment purposes. The Sub-Advisers may also trade for mergers if the original stock included in the Fund’s portfolio is not the surviving company.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the MSCI EAFE Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long term. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Master Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through statistical procedures. The Master Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long term. The Master Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in a combination of exchange-traded funds ("ETFs") to assist with fund rebalances and to meet redemption or purchase requests.	The Fund may also invest in a combination of exchange-traded funds ("ETFs") and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests.	The Master Fund may also invest in a combination of exchange-traded funds ("ETFs") and cash to maintain correlation to its Index, to assist with Index rebalances, and to meet redemption or purchase requests.
The Fund may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other	In addition, the Fund may use foreign currency forward contracts, a type of derivative, to maintain the approximate currency exposure of the MSCI EAFE Index. The Fund's use of financial futures and foreign currency forward contracts is	In addition, the Master Fund may use foreign currency forward contracts, a type of derivative, to maintain the approximate currency exposure of the Index. The Master Fund's use of financial futures and foreign currency forward contracts

10

Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Goldman Fund	Mellon Fund	Mellon Feeder Fund
purposes that facilitate meeting the Fund's objective. In addition, the Fund may use foreign currency forward contracts, a type of derivative, to maintain appropriate currency exposures.	intended to assist replicating the investment performance of the Index.	is intended to assist replicating the investment performance of the Index.

Comparison of Principal Risk Factors

While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include Asian investment risk, currency risk, derivatives risk, equity securities risk, European investment risk, exchange-traded funds investing risk, financial services risk, foreign regulatory risk, foreign securities risk, forward and futures contract risk, market risk, and passive investment risk. However, the Goldman Fund is also subject to accounting risk, company risk, limited management, trading cost and rebalance risk, mid-capitalization investing risk, model risk, Pacific Rim investing risk, portfolio turnover risk, and stock risk, which are not principal risks of investing in the Mellon Fund. In addition, the principal risks of investing in the Mellon Fund include index investing risk, license termination risk, and tracking error risk, which are not principal risks of investing in the Goldman Fund. As a result of the Mellon Fund’s conversion to a feeder fund that invests exclusively in the Master Fund, effective April 26, 2021, the Mellon Fund’s principal risks will not change. For a detailed comparison of each Fund’s risks, see both the table below and Appendix B.

An investment in a Fund is not guaranteed. As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund. The following table compares the principal risks of an investment in each Fund. For additional information about each principal risk and other applicable risks, see Appendix B.

	Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Risks	Goldman Fund	Mellon Fund	Mellon Feeder Fund
Accounting risk	X
Asian investment risk	X	X	X
Company risk	X
Currency risk	X	X	X
Derivatives risk	X	X	X
Equity securities risk	X	X	X
European investment risk	X	X	X
Exchange-traded funds investing risk	X	X	X
Financial services risk	X	X	X

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	Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Risks	Goldman Fund	Mellon Fund	Mellon Feeder Fund
Foreign regulatory risk	X	X	X
Foreign securities risk	X	X	X
Forward and futures contract risk	X	X	X
Index investing risk		X	X
License termination risk		X	X
Limited management, trading cost and rebalance risk	X
Market risk	X	X	X
Mid-capitalization investing risk	X
Model risk	X
Pacific Rim investing risk	X
Passive investment risk	X	X	X
Portfolio turnover risk	X
Stock risk	X
Tracking error risk		X	X

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. The following table compares the fundamental policies of the Goldman Fund with those of the Mellon Fund.

Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Goldman Fund	Mellon Fund	Mellon Feeder Fund
(1) The Fund is a “diversified company,” as such term is defined under the 1940 Act.	Same.	Same.
(2) The Fund may not invest more than 25% of the value of its assets in any particular industry (other than U.S. Government securities and/or foreign sovereign debt securities).	Same.	Same.

12

Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Goldman Fund	Mellon Fund	Mellon Feeder Fund
(3) The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.	Same.	Same.
(4) The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).	Same.	Same.
(5) The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).	Same.	Same.
(6) The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.	Same.	Same.
(7) The Fund may not invest more than 15% of its net assets in illiquid securities.	Same.	Same.

13

Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Goldman Fund	Mellon Fund	Mellon Feeder Fund
(8) The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.	Same.

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of such Fund. Performance results for the Goldman Fund include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. Each Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar charts and tables below do not include charges imposed under the Contracts. If these amounts were reflected, returns would be less than those shown.

For the Goldman Fund, performance prior to July 1, 2019 reflects the Fund's results when managed by the former sub-adviser, Standard & Poor's Investment Advisory Services LLC.

Effective April 26, 2021, for consistency with the changes to Acquiring Fund's principal investment strategies, the Acquiring Fund will replace the MSCI EAFE Index (Net) with the Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) as its primary benchmark.

Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

Goldman Fund – Calendar Year Total Returns

(Acquired Fund)

Class A

Best Quarter (ended 12/31/2020): 19.52%; Worst Quarter (ended 3/31/2020): -31.52%

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Class I

Best Quarter (ended 12/31/2020): 19.57%; Worst Quarter (ended 3/31/2020): -31.49%

Mellon Fund – Calendar Year Total Returns

(Acquiring Fund)

Class A

Best Quarter (ended 12/31/2020): 16.11%; Worst Quarter (ended 3/31/2020): -22.97%

Class I

Best Quarter (ended 12/31/2020): 16.23%; Worst Quarter (ended 3/31/2020): -22.92%

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Acquired Fund – Average Annual Total Returns as of December 31, 2020
	1 year	5 year	Life of Fund (September 15, 2014)
Goldman Fund (Class A)	-0.86%	7.31%	4.47%
S&P Developed ex-U.S. Large MidCap Index (reflects no deduction for fees, expenses, or taxes)	10.55%	8.74%	5.32%

Acquired Fund – Average Annual Total Returns as of December 31, 2020
	1 year	Life of Class (September 25, 2017)
Goldman Fund (Class I)	-0.57%	1.42%
S&P Developed ex-U.S. Large MidCap Index (reflects no deduction for fees, expenses, or taxes)	10.55%	6.37%

Acquiring Fund – Average Annual Total Returns as of December 31, 2020
	1 year	5 year	10 year
Mellon Fund (Class A)	7.70%	7.21%	5.16%
Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	8.23%	7.54%	5.51%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.82%	7.45%	5.51%

Acquiring Fund – Average Annual Total Returns as of December 31, 2020
	1 year	5 year	10 year
Mellon Fund (Class I)	8.02%	7.50%	5.41%
Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	8.23%	7.54%	5.51%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.82%	7.45%	5.51%

Capitalization

The following table shows the capitalization of each Fund as of June 30, 2020, and of the Mellon Fund on a pro forma combined basis as of June 30, 2020 after giving effect to the proposed Reorganization. The actual net assets of the Goldman Fund and the Mellon Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Mellon Fund will be received by shareholders of the Goldman Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the Mellon Fund that will actually be received.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Goldman Fund (Acquired Fund) – Class A	$53,900,829	8.36	6,445,662
Mellon Fund (Acquiring Fund) – Class A	$1,264,506,522	12.29	102,868,980
Adjustments	$(68,967) (a)	0	(2,065,527) (b)
Pro forma Mellon Fund – Class A (assuming only the Reorganization in Proposal 1 is approved) (c)	$1,318,338,384	12.29	107,249,115
Goldman Fund (Acquired Fund) – Class I	$1,268,838	8.38	151,323
Mellon Fund (Acquiring Fund) – Class I	$241,894,451	12.88	18,777,180
Adjustments	$(1,624) (a)	0	(52,936) (b)
Pro forma Mellon Fund – Class I (assuming only the Reorganization in Proposal 1 is approved) (c)	$243,161,665	12.88	18,875,567
(a)	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this Reorganization as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization. It is currently anticipated that approximately 16.69% of the Acquired Fund’s holdings will be transferred to the Acquiring Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 83.31% of the Acquired Fund’s holdings will be aligned or sold. The Acquired Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $70,591 (0.12% of net assets).

16

(b)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Acquiring Fund to reflect the exchange of shares of the Acquired Fund.
(c)	Assumes that only the Reorganization described in this Proposal 1 is approved. See Appendix D for the capitalization of the Mellon Fund on a pro forma combined basis assuming that some or all of the Reorganizations described in Proposal 1, Proposal 2, Proposal 3, and Proposal 4 are approved.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Goldman Fund by the Mellon Fund. If the Reorganization had taken place on June 30, 2020, shareholders of the Goldman Fund would have received 4,380,135 and 98,386 Class A and Class I shares, respectively, of the Mellon Fund.

After careful consideration, the Board unanimously approved the Plan of Reorganization with respect to the Goldman Fund. Accordingly, the Board has submitted the Plan of Reorganization for approval by the Goldman Fund’s shareholders. The Board recommends that you vote “FOR” this Proposal.

PROPOSAL 2: APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE VANGUARD FUND INTO THE MELLON FUND.

Proposal 2 requests the approval of Vanguard Fund shareholders of the Plan of Reorganization pursuant to which the Vanguard Fund will be reorganized into the Mellon Fund. As described herein, effective April 26, 2021, the Mellon Fund will be converted into a feeder fund and will be managed in accordance with the investment objective, policies and strategies of the Mellon Feeder Fund.

In considering whether you should approve this Proposal, you should note that:

•	Investment Objectives. The Funds have different investment objectives. The Vanguard Fund seeks long-term capital appreciation, while the Mellon Fund seeks to track the performance of the MSCI EAFE Index and is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index. As described herein, effective April 26, 2021, the Mellon Fund will be converted into a feeder fund and will be managed in accordance with the investment objective, policies and strategies of the Mellon Feeder Fund. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

•	Principal Investment Strategies. The Funds also have different principal investment strategies. The Vanguard Fund is managed by the investment adviser (rather than a sub-adviser) and seeks to achieve its objective by investing in a diversified group of other funds (“Underlying Funds”) that are part of the Vanguard FTSE All-World ex-US Index Fund, Vanguard FTSE All-World ex-US Small-Cap Index Fund, Vanguard International Stock Index Funds, Vanguard Developed Markets Index Fund, and Vanguard Total International Stock Index Fund. Within these allocations, the Vanguard Fund remains flexible with respect to the percentage it will allocate among Underlying Funds. Each of the Underlying Funds employs an indexing investment approach designed to track the performance of an index. The Mellon Fund is managed by a sub-adviser and employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the MSCI EAFE Index through statistical procedures. The Mellon Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI EAFE Index or derivative securities economically related to the MSCI EAFE Index that seek to track the performance and characteristics of the MSCI EAFE Index. To implement this strategy, the Mellon Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Mellon Fund may also invest in a combination of ETFs and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Mellon Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the MSCI AEFE Index.

As described herein, effective April 26, 2021, the Mellon Fund will be converted into a feeder fund and will be managed in accordance with the investment objective, policies and strategies of the Mellon Feeder Fund. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below, “Additional Information about the Funds – Master-Feeder Structure,” and Appendix B.

17

•	Fundamental Policies. The Funds have the same fundamental policies. For a detailed comparison of each Fund’s fundamental investment policies, see “Comparison of Fundamental Policies” below.

•	Principal Risks. While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include Asian investment risk, currency risk, equity securities risk, European investment risk, foreign regulatory risk, foreign securities risk, index investing risk, market risk, passive investment risk, and tracking error risk. However, the Vanguard Fund is also subject to accounting risk, allocation risk, company risk, concentration risk, emerging markets and less developed countries risk, investment in other investment companies risk, investment style risk, large-capitalization investing risk, mid-capitalization and small-capitalization investing risk, and underlying funds risk, which are not principal risks of investing in the Mellon Fund. In addition, the principal risks of investing in the Mellon Fund include derivatives risk, exchange-traded funds investing risk, financial services risk, forward and futures contract risk, and license termination risk, which are not principal risks of investing in the Vanguard Fund. As a result of the Mellon Fund’s conversion to a feeder fund that invests exclusively in the Master Fund, effective April 26, 2021, the Mellon Fund’s principal risks will not change. For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B.

•	Investment Adviser and Other Service Providers. JNAM serves as the investment adviser and administrator for each Fund and would continue to manage and administer the Mellon Fund after the Reorganization. JNAM has received an exemptive order from the SEC that generally permits JNAM, with approval from the Board, to appoint, dismiss, and replace each Fund’s unaffiliated sub-adviser(s) and to amend the advisory agreements between JNAM and the unaffiliated sub-advisers, without obtaining shareholder approval. However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. JNAM is responsible for managing the assets of the Vanguard Fund directly and has not appointed a sub-adviser for the Vanguard Fund. JNAM has appointed Mellon as the sole sub-adviser to manage the assets of the Mellon Fund. As described herein, effective April 26, 2021, the Mellon Fund will be converted into a feeder fund investing exclusively in the Master Fund and will be managed in accordance with the investment policies and strategies of the Mellon Feeder Fund, as described herein. It is anticipated that JNAM will continue to manage and administer the Mellon Feeder Fund after the Reorganization, though it is not anticipated that JNAM will provide portfolio management services to the Mellon Feeder Fund. Mellon will not sub-advise the Mellon Feeder Fund, but will act as sub-adviser to the Master Fund after the Reorganization. For a detailed description of JNAM and Mellon, please see “Additional Information about the Funds - The Adviser” and “Additional Information about the Funds - The Sub-Adviser” below.

•	Asset Base. The Vanguard Fund and Mellon Fund had net assets of approximately $334.10 million and $1.51 billion, respectively, as of June 30, 2020. Thus, if the Reorganization had been in effect on that date, the Vanguard Fund combined with the Mellon Fund (the “Proposal 2 Combined Fund”) would have had net assets of approximately $1.84 billion.

In addition, as discussed in connection with Proposal 1, Proposal 3, and Proposal 4, the Goldman Fund, RAFI Asia Developed Fund, and RAFI Europe Fund had net assets of approximately $55.17 million, $172.87 million, $242.22 million, respectively, as of June 30, 2020. Thus, if the Reorganizations of the Goldman Fund, Vanguard Fund, RAFI Asia Developed Fund, and RAFI Europe Fund into the Mellon Fund had been in effect on that date (together, the “Combined Fund”), the Combined Fund would have had net assets of approximately $2.31 billion (net of estimated transaction expenses).

•	Description of the Securities to be Issued. Class A Shareholders of the Vanguard Fund will receive Class A shares of the Mellon Fund, and Class I Shareholders of the Vanguard Fund will receive Class I shares of the Mellon Fund pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations,” and “Additional Information about the Funds” below for more information.

•	Operating Expenses. Following the Reorganization, the gross total annual fund operating expense ratio and management fee for the Mellon Feeder Fund are expected to be higher than those of the Vanguard Fund currently ; however the net total annual fund operating expense ratio and net management fee for the Mellon Feeder Fund are expencted to be lower than those of the Vanguard Fund currently . For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

The maximum management fee for both the Vanguard Fund and the Mellon Fund is equal to an annual rate of 0.20% of its average daily net assets. As of December 31, 2019, the actual management fees of the Vanguard Fund and the Mellon Fund were 0.20% and 0.16% respectively. In addition, the maximum administrative fee for each of the Vanguard Fund and the Mellon Fund is equal to an annual rate of 0.15% of its average daily net assets. As of December 31, 2019, both the Vanguard Fund and the Mellon Fund each paid an administrative fee to JNAM at the rate of 0.15% of its average daily net assets. As a result of the Feeder Fund Change effective April 26, 2021, the Mellon Feeder Fund’s management fee, inclusive of the Master Fund’s management fee, will be higher, and the administrative fee will be the same as those of the Mellon Fund currently. As noted in the paragraph above, as a result of the Feeder Fund Change effective April 26, 2021, the Mellon Feeder Fund’s gross total annual fund operating expense ratio will be higher than the Mellon Fund currently.  For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

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•	Costs of Reorganization. Following the Reorganization, the Proposal 2 Combined Fund will be managed in accordance with the investment objective, policies and strategies of the Mellon Fund. It is currently anticipated that approximately 100% of the Vanguard Fund’s holdings will be liquidated in advance of the Reorganization and the resulting proceeds will be invested in accordance with the Mellon Feeder Fund’s principal investment strategies. As described herein, effective April 26, 2021, the Mellon Fund will be converted into a feeder fund and will be managed in accordance with the investment policies and strategies of the Mellon Feeder Fund.

The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, and the costs associated with the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.

There are no Transaction Costs associated with the Reorganization. Please see “Additional Information about the Reorganizations” below for more information.

•	Federal Income Tax Consequences. The Reorganization is not expected to be a taxable event for federal income tax purposes for owners of variable contracts whose contract values are determined by investment in shares of the Vanguard Fund. Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or annuity contracts under Section 72 of the Code, the Reorganization will not be a taxable event for federal income tax purposes for Contract Owners regardless of the tax status of the Reorganization, and any dividend declared, allocations or distributions in connection with the Reorganization will not be taxable to Contract Owners. The Insurance Companies, as shareholders, and Contract Owners are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization. Please see “Additional Information about the Reorganizations – Federal Income Tax Consequences of the Reorganizations” below for more information.

Comparative Fee and Expense Tables

The following tables show the current fees and expenses of each Fund and the estimated pro forma fees and expenses of Class A and Class I shares of the Acquiring Fund after giving effect to the proposed Reorganization. The fee and expense information is presented as of December 31, 2019. The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Please see Appendix D for the estimated pro forma fees and expenses of the Class A and Class I shares of the Acquiring Fund assuming some or all of the proposed Reorganizations described in Proposal 2, Proposal 1, Proposal 3, and Proposal 4 are approved.

19

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Vanguard Fund		Acquiring Fund: Mellon Fund		Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganization is approved)[5]		Pro Forma Mellon Feeder Fund (assuming expected operating expenses if the Reorganization in Proposal 2 is approved and following the Feeder Fund Change) [6]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.20%	0.20%	0.16%	0.16%	0.16%	0.16%	0.36%	0.36%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses[1]	0.15%	0.15%	0.17%	0.17%	0.17%	0.17%	0.16%	0.16%
Acquired Fund Fees and Expenses[2]	0.08%	0.08%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.73%	0.43%	0.63%	0.33%	0.63%	0.33%	0.82%	0.52%
Less Waiver/Reimbursement[3]	0.03%	0.03%	0.00%	0.00%	0.00%	0.00%	0.20%	0.20%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.70%	0.40%	0.63%	0.33%	0.63%	0.33%	0.62%	0.32%
[1]	“Other Expenses” include an Administrative Fee of 0.15% for both Funds, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses for the Vanguard Fund are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]

JNAM has contractually agreed to waive 0.03% of the management fees of the Vanguard Fund. The fee waiver will continue for at least one year from the date of the Vanguard Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Mellon Feeder Fund, effective April 26, 2021, under which it will waive 0.095% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Master Fund, effective April 26, 2021, under which it will waive 0.105% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

[4]	Expense information for the Vanguard Fund has been restated to reflect current fees.
[5]	Assumes that only the Reorganization described in this Proposal 2 is approved. See Appendix D for the pro forma fees and expenses of the Acquiring Fund Shares assuming that some or all of the Reorganizations described in Proposal 2, Proposal 1, Proposal 3, and Proposal 4 are approved
[6]	Expense information assumes that the Reorganization is approved and following the Feeder Fund Change effective April 26, 2021. The fee table reflects the expenses of both the Mellon Feeder Fund and the Master Fund, effective April 26, 2021.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. This example also illustrates the costs of investing in the Acquiring Fund if the Reorganization is approved and when the Feeder Fund Change takes effect. This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included. The example assumes that:

  You invest $10,000 in a Fund for the time periods indicated;
  Your investment has a 5% annual return;
  The Fund’s operating expenses remain the same as they were as of December 31, 2019;
  You redeem your investment at the end of each time period;
  The contractual expense limitation agreement for the Vanguard Fund is discontinued after one year ; and
  The contractual expense limitation agreement for the Mellon Feeder Fund is discontinued after one year .

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Vanguard Fund (Acquired Fund)
Class A	$72	$230	$403	$904
Class I	$41	$135	$238	$539
Mellon Fund (Acquiring Fund)
Class A	$64	$202	$351	$786
Class I	$34	$106	$185	$418
Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganization is approved)[1]
Class A	$64	$202	$351	$786
Class I	$34	$106	$185	$418
Pro Forma Mellon Feeder Fund[1,2] (assuming expected operating expenses if the Reorganization in Proposal 2 is approved and following the Feeder Fund Change)
Class A	$63	$242	$435	$995
Class I	$33	$147	$271	$633
[1]	Assumes that only the Reorganization described in this Proposal 2 is approved. See Appendix D for the pro forma fees and expenses of the Acquiring Fund Shares assuming that some or all of the Reorganizations described in Proposal 2, Proposal 1, Proposal 3, and Proposal 4 are approved.
[2]	The example reflects the aggregate expenses of both the Mellon Feeder Fund and the Master Fund.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect a Fund’s performance. For the six-month period ended June 30, 2020, the portfolio turnover rates for the Vanguard Fund and the Mellon Fund were 6% and 2%, respectively, of the average value of each portfolio. For the fiscal year ended December 31, 2019, the portfolio turnover rate for the Vanguard Fund and the Mellon Fund were 7% and 4%, respectively, of the average value of each portfolio.

Comparison of Investment Adviser and Sub-Adviser

The following table compares the investment adviser and sub-adviser of the Vanguard Fund with that of the Mellon Fund.

Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Vanguard Fund	Mellon Fund	Mellon Feeder Fund
Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser None	Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Mellon Investments Corporation	Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser to the Master Fund Mellon Investments Corporation

Comparison of Investment Objectives and Principal Investment Strategies

The following table compares the investment objectives and principal investment strategies of the Vanguard Fund with those of the Mellon Fund. The Funds have different investment objectives and investment strategies. The Vanguard Fund seeks long-term capital appreciation, while the Mellon Fund seeks to track the performance of the MSCI EAFE Index and is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

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The Vanguard Fund is managed by the investment adviser (rather than a sub-adviser) and seeks to achieve its objective by investing in a diversified group of other funds (“Underlying Funds”) that are part of the Vanguard FTSE All-World ex-US Index Fund, Vanguard FTSE All-World ex-US Small-Cap Index Fund, Vanguard International Stock Index Funds, Vanguard Developed Markets Index Fund, and Vanguard Total International Stock Index Fund. Within these allocations, the Vanguard Fund remains flexible with respect to the percentage it will allocate among Underlying Funds. Each of the Underlying Funds employs an indexing investment approach designed to track the performance of an index. The Mellon Fund is managed by a sub-adviser and employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the MSCI EAFE Index through statistical procedures. The Mellon Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI EAFE Index or derivative securities economically related to the MSCI EAFE Index that seek to track the performance and characteristics of the MSCI EAFE Index. To implement this strategy, the Mellon Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Mellon Fund may also invest in a combination of ETFs and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Mellon Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the MSCI EAFE Index.

After the Reorganization, the Mellon Fund’s investment objective and investment strategy will be different from its current investment objective and investment strategy. Following the Feeder Fund Change effective April 26, 2021, the Mellon Feeder Fund will track the performance of the Index and be constructed to mirror the Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the Index through exclusive investment in shares of the Master Fund. The Mellon Feeder Fund will operate as a “feeder fund” and seek to achieve its goal by investing all of its assets in Class I shares of the Master Fund. The Master Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index or derivative securities economically related to the Index. The Master Fund seeks to track the performance and characteristics of the Index. To implement this strategy, the Master Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Master Fund’s objective. The Master Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Board may change the investment objective of a Fund without a vote of the Fund’s shareholders. If some, any, or all of the Reorganizations are not approved by shareholders, the Funds will continue to operate as they currently do and the Board will consider what actions are appropriate and in the best interests of Contract Owners that have assets invested in the Acquired Funds. For more detailed information about each Fund’s investment strategies and risks, see below and Appendix B.

Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Vanguard Fund	Mellon Fund	Mellon Feeder Fund
Investment Objective The investment objective of the Fund is to seek long-term capital appreciation.

Investment Objective

The investment objective of the Fund is to track the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australia Far East (“EAFE”) Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Investment Objective

The investment objective of the Fund (“Fund” or “Feeder Fund”) is to track the performance of the Morningstar Developed Markets Ex North America Target Market Exposure Index (Net) (“Index”). The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index. The Fund seeks to achieve its investment objective through exclusive investment in shares of the JNL International Index Fund (“Master Fund”).

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Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Vanguard Fund	Mellon Fund	Mellon Feeder Fund

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard FTSE All-World ex-US Index Fund, Vanguard FTSE All-World ex-US Small-Cap Index Fund, Vanguard International Stock Index Funds, Vanguard Developed Markets Index Fund, and Vanguard Total International Stock Index Fund (“Vanguard Funds”). Not all Funds of the Vanguard Funds are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Principal Investment Strategies

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI EAFE Index or derivative securities economically related to the MSCI EAFE Index. The Fund seeks to track the performance and characteristics of the MSCI EAFE Index.

Principal Investment Strategies

The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class I shares of the Master Fund. The Master Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index or derivative securities economically related to the Index. The Master Fund seeks to track the performance and characteristics of the Index.

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds:

•      Vanguard Developed Markets Index Fund Institutional Plus Shares;

•      Vanguard FTSE All-World ex-US Index Fund Institutional Shares;

•      Vanguard European Stock Index Fund Institutional Shares;

•      Vanguard Pacific Stock Index Fund Institutional Shares;

•      Vanguard Emerging Markets Stock Index Fund Institutional Shares;

•      Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares; and

•     Vanguard Total International Stock Index Fund Institutional Shares.

	No corresponding strategy.	No corresponding strategy.
Allocations to the Underlying Funds may vary in a volatile market environment where investment outcomes are expected to remain beyond normal range and when	To implement this strategy, the Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash	To implement this strategy, the Master Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide

23

Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Vanguard Fund	Mellon Fund	Mellon Feeder Fund
there are significant subscriptions or redemptions. Within these allocations, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. In addition, the Fund may use foreign currency forward contracts, a type of derivative, to maintain the approximate currency exposure of the MSCI EAFE Index. The Fund's use of financial futures and foreign currency forward contracts is intended to assist replicating the investment performance of the Index.

The Fund may also invest in a combination of exchange-traded funds ("ETFs") and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests.

liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Master Fund’s objective. In addition, the Master Fund may use foreign currency forward contracts, a type of derivative, to maintain the approximate currency exposure of the Index. The Master Fund's use of financial futures and foreign currency forward contracts is intended to assist replicating the investment performance of the Index.

The Master Fund may also invest in a combination of exchange-traded funds ("ETFs") and cash to maintain correlation to its Index, to assist with Index rebalances, and to meet redemption or purchase requests.

Each of Vanguard Developed Markets Index Fund and Vanguard FTSE All-World ex-US Index Fund employ an indexing investment approach designed to track the performance of an index; each fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Each of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Total International Stock Index Fund employ an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in an index.

Vanguard Emerging Markets Stock Index Fund employs an indexing investment approach designed to track the performance of an index; the fund invests by sampling the index, meaning that it holds a broadly diversified collection of securities that, in the aggregate,

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the MSCI EAFE Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long term. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Master Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through statistical procedures. The Master Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long term. The Master Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

24

Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Vanguard Fund	Mellon Fund	Mellon Feeder Fund

approximates the index in terms of key characteristics. Such key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Vanguard FTSE All-World ex-US Small-Cap Index Fund employs an indexing investment approach designed to track the performance of an index; the fund attempts to sample the target index by investing all, or substantially all, of its assets in common stocks in the index and by holding a representative sample of securities that resembles the full index in terms of key risk factors and other characteristics. Such factors include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks.

Comparison of Principal Risk Factors

While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include Asian investment risk, currency risk, equity securities risk, European investment risk, foreign regulatory risk, foreign securities risk, index investing risk, market risk, passive investment risk, and tracking error risk. However, the Vanguard Fund is also subject to accounting risk, allocation risk, company risk, concentration risk, emerging markets and less developed countries risk, investment in other investment companies risk, investment style risk, large-capitalization investing risk, mid-capitalization and small-capitalization investing risk, and underlying funds risk, which are not principal risks of investing in the Mellon Fund. In addition, the principal risks of investing in the Mellon Fund include derivatives risk, exchange-traded funds investing risk, financial services risk, forward and futures contract risk, and license termination risk, which are not principal risks of investing in the Vanguard Fund. As a result of the Mellon Fund’s conversion to a feeder fund that invests exclusively in the Master Fund, effective April 26, 2021, the Mellon Fund’s principal risks will not change. For a detailed comparison of each Fund’s risks, see both the table below and Appendix B.

An investment in a Fund is not guaranteed. As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund. The following table compares the principal risks of an investment in each Fund. The Acquired Fund will incur the risks associated with each Underlying Fund in which it is invested. For additional information about each principal risk and other applicable risks, see Appendix B.

	Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Risks	Vanguard Fund	Mellon Fund	Mellon Feeder Fund
Accounting risk	X

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	Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Risks	Vanguard Fund	Mellon Fund	Mellon Feeder Fund
Allocation risk	X
Asian investment risk	X	X	X
Company risk	X
Concentration risk	X
Currency risk	X	X	X
Derivatives risk		X	X
Emerging markets and less developed countries risk	X
Equity securities risk	X	X	X
European investment risk	X	X	X
Exchange-traded funds investing risk		X	X
Financial services risk		X	X
Foreign regulatory risk	X	X	X
Foreign securities risk	X	X	X
Forward and futures contract risk		X	X
Index investing risk	X	X	X
Investment in other investment companies risk	X
Investment style risk	X
Large-capitalization investing risk	X
License termination risk		X	X
Market risk	X	X	X
Mid-capitalization and small-capitalization investing risk	X

26

	Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Risks	Vanguard Fund	Mellon Fund	Mellon Feeder Fund
Passive investment risk	X	X	X
Tracking error risk	X	X	X
Underlying funds risk	X

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. The following table compares the fundamental policies of the Vanguard Fund with those of the Mellon Fund.

Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Vanguard Fund	Mellon Fund	Mellon Feeder Fund
(1) The Fund is a “diversified company,” as such term is defined under the 1940 Act.	Same.	Same.
(2) The Fund may not invest more than 25% of the value of its assets in any particular industry (other than U.S. Government securities and/or foreign sovereign debt securities).	Same.	Same.
(3) The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.	Same.	Same.
(4) The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).	Same.	Same.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Vanguard Fund	Mellon Fund	Mellon Feeder Fund
(5) The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).	Same.	Same.
(6) The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.	Same.	Same.
(7) The Fund may not invest more than 15% of its net assets in illiquid securities.	Same.	Same.
(8) The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.	Same.

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of such Fund. Performance results for the Vanguard Fund include the effect of expense waiver/reduction arrangement for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. Each Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar charts and tables below do not include charges imposed under the Contracts. If these amounts were reflected, returns would be less than those shown.

Effective April 26, 2021, for consistency with the changes to Acquiring Fund's principal investment strategies, the Acquiring Fund will replace the MSCI EAFE Index (Net) with the Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) as its primary benchmark.

Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

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Vanguard Fund – Calendar Year Total Returns

(Acquired Fund)

Class A

Best Quarter (ended 6/30/2020): 17.69%; Worst Quarter (ended 3/31/2020): -24.21%

Class I

Best Quarter (ended 6/30/2020): 17.95%; Worst Quarter (ended 3/31/2020): -24.17%

Mellon Fund – Calendar Year Total Returns

(Acquiring Fund)

Class A

Best Quarter (ended 12/31/2020): 16.11%; Worst Quarter (ended 3/31/2020): -22.97%

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Class I
Best Quarter (ended 12/31/2020): 16.23%; Worst Quarter (ended 3/31/2020): -22.92%

Acquired Fund – Average Annual Total Returns as of December 31, 2020
	1 year	Life of Fund (September 25, 2017)
Vanguard Fund (Class A)	10.80%	5.47%
FTSE Global All Cap Ex-US Index (reflects no deduction for fees, expenses, or taxes)	11.54%	6.42%

Acquired Fund – Average Annual Total Returns as of December 31, 2020
	1 year	Life of Class (September 25, 2017)
Vanguard Fund (Class I)	11.20%	5.76%
FTSE Global All Cap Ex-US Index (reflects no deduction for fees, expenses, or taxes)	11.54%	6.42%

Acquiring Fund – Average Annual Total Returns as of December 31, 2020
	1 year	5 year	10 year
Mellon Fund (Class A)	7.70%	7.21%	5.16%
Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	8.23%	7.54%	5.51%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.82%	7.45%	5.51%

Acquiring Fund – Average Annual Total Returns as of December 31, 2020
	1 year	5 year	10 year
Mellon Fund (Class I)	8.02%	7.50%	5.41%
Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	8.23%	7.54%	5.51%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.82%	7.45%	5.51%

Capitalization

The following table shows the capitalization of each Fund as of June 30, 2020, and of the Mellon Fund on a pro forma combined basis as of June 30, 2020, after giving effect to the proposed Reorganization. The actual net assets of the Vanguard Fund and the Mellon Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Mellon Fund will be received by shareholders of the Vanguard Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the Mellon Fund that will actually be received.

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	Net Assets	Net Asset Value Per Share	Shares Outstanding
Vanguard Fund (Acquired Fund) – Class A	$325,900,554	9.58	34,002,235
Mellon Fund (Acquiring Fund) – Class A	$1,264,506,522	12.29	102,868,980
Adjustments	$0 (a)	0	(7,484,696) (b)
Pro forma Mellon Fund – Class A (assuming only the Reorganization in Proposal 2 is approved) (c)	$1,590,407,076	12.29	129,386,519
Vanguard Fund (Acquired Fund) – Class I	$8,191,641	9.66	848,179
Mellon Fund (Acquiring Fund) – Class I	$241,894,451	12.88	18,777,180
Adjustments	$0 (a)	0	(212,182) (b)
Pro forma Mellon Fund – Class I (assuming only the Reorganization in Proposal 2 is approved) (c)	$250,086,092	12.88	19,413,177
(a)	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this Reorganization as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization. It is currently anticipated that approximately 100% of the Acquired Fund’s holdings will be liquidated in advance of the Reorganization and the resulting proceeds will be invested in accordance with the Mellon Feeder Fund’s principal investment strategies. There are no Transaction Costs associated with the Reorganization.
(b)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Acquiring Fund to reflect the exchange of shares of the Acquired Fund.
(c)	Assumes that only the Reorganization described in this Proposal 2 is approved. See Appendix D for the capitalization of the Mellon Fund on a pro forma combined basis assuming that some or all of the Reorganizations described in Proposal 2, Proposal 1, Proposal 3, and Proposal 4 are approved.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Vanguard Fund by the Mellon Fund. If the Reorganization had taken place on June 30, 2020, shareholders of the Vanguard Fund would have received 26,517,539 and 635,997 Class A and Class I shares, respectively, of the Mellon Fund.

After careful consideration, the Board unanimously approved the Plan of Reorganization with respect to the Vanguard Fund. Accordingly, the Board has submitted the Plan of Reorganization for approval by the Vanguard Fund’s shareholders. The Board recommends that you vote “FOR” this Proposal.

PROPOSAL 3: APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE RAFI ASIA DEVELOPED FUND INTO THE MELLON FUND.

Proposal 3 requests the approval of RAFI Asia Developed Fund shareholders of the Plan of Reorganization pursuant to which the RAFI Asia Developed Fund will be reorganized into the Mellon Fund. As described herein, effective April 26, 2021, the Mellon Fund will be converted into a feeder fund and will be managed in accordance with the investment objective, policies and strategies of the Mellon Feeder Fund.

In considering whether you should approve this Proposal, you should note that:

•	Investment Objectives. The Funds have different investment objectives. The RAFI Asia Developed Fund seeks to track the performance of the RAFI® Fundamental Asia Developed Index, while the Mellon Fund seeks to track the performance of the MSCI EAFE Index and is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index. As described herein, effective April 26, 2021, the Mellon Fund will be converted into a feeder fund and will be managed in accordance with the investment objective, policies and strategies of the Mellon Feeder Fund. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

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•	Principal Investment Strategies. The Funds also have different principal investment strategies. While both Funds employ a passive investment approach, called indexing, which attempts to replicate the investment performance of an index, the Funds have different principal investment strategies due to the different geographic focuses of the indices each Fund seeks to track. The RAFI Asia Developed Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities (“Component Securities”) of the RAFI Fundamental Asia Developed Index. The RAFI Asia Developed Fund attempts to replicate the index by investing all or substantially all of its assets in the stocks that make up the index, which includes a diversified universe of securities from developed Asian countries. The Fund may invest the remainder of its assets in cash, securities, and instruments that are not Component Securities, but which RAFI Asia Developed Fund’s sub-adviser, believes will help the RAFI Asia Developed Fund track its index. The RAFI Asia Developed Fund may also invest, without limitation, in equity and equity-related securities, including common and preferred securities, from developed Asian countries. The RAFI Asia Developed Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the index. The RAFI Asia Developed Fund may invest in financial futures, which are intended to assist the Fund in replicating the investment performance of the index, and in other derivatives, such as options or swap agreements. The Mellon Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI EAFE Index or derivative securities economically related to the MSCI EAFE Index that seek to track the performance and characteristics of the MSCI EAFE Index. To implement this strategy, the Mellon Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Mellon Fund may use foreign currency forward contracts, a type of derivative, to maintain the approximate currency exposure of the MSCI EAFE Index. The Mellon Fund’s use of financial futures and foreign currency forward contracts is intended to assist replicating the investment performance of the MSCI EAFE Index. The Mellon Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the MSCI EAFE Index.

As described herein, effective April 26, 2021, the Mellon Fund will be converted into a feeder fund and will be managed in accordance with the investment objective, policies and strategies of the Mellon Feeder Fund. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below, “Additional Information about the Funds – Master-Feeder Structure,” and Appendix B.

•	Fundamental Polices. The Funds have the same fundamental policies. For a detailed comparison of each Fund’s fundamental investment policies, see “Comparison of Fundamental Policies” below.

•	Principal Risks. While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include Asian investment risk, currency risk, derivatives risk, equity securities risk, exchange-traded funds investing risk, foreign regulatory risk, foreign securities risk, index investing risk, license termination risk, market risk, passive investment risk, and tracking error risk. However, the RAFI Asia Developed Fund is also subject to limited management, and trading cost and rebalance risk, which is not a principal risk of investing in the Mellon Fund. In addition, the principal risks of investing in the Mellon Fund include European investment risk, financial services risk and forward and futures contract risk, which are not principal risks of investing in the RAFI Asia Developed Fund. As a result of the Mellon Fund’s conversion to a feeder fund that invests exclusively in the Master Fund, effective April 26, 2021, the Mellon Fund’s principal risks will not change. For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B.

•	Investment Adviser and Other Service Providers. JNAM serves as the investment adviser and administrator for each Fund and would continue to manage and administer the Mellon Fund after the Reorganization. JNAM has received an exemptive order from the SEC that generally permits JNAM, with approval from the Board, to appoint, dismiss, and replace each Fund’s unaffiliated sub-adviser(s) and to amend the advisory agreements between JNAM and the unaffiliated sub-advisers, without obtaining shareholder approval. However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. Mellon serves as the sole sub-adviser to each Fund. As described herein, effective April 26, 2021, the Mellon Fund will be converted into a feeder fund investing exclusively in the Master Fund, and will be managed in accordance with the investment policies and strategies of the Mellon Feeder Fund, as described herein. It is anticipated that JNAM will continue to manage and administer the Mellon Feeder Fund after the Reorganization, though it is not anticipated that JNAM will provide portfolio management services to the Mellon Feeder Fund. Mellon will not sub-advise the Mellon Feeder Fund, but will act as sub-adviser to the Master Fund after the Reorganization. For a detailed description of JNAM and Mellon, please see “Additional Information about the Funds - The Adviser” and “Additional Information about the Funds - The Sub-Advisers” below.

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•	Asset Base. The RAFI Asia Developed Fund and Mellon Fund had net assets of approximately $172.87 million and $1.51 billion, respectively, as of June 30, 2020. Thus, if the Reorganization had been in effect on that date, the RAFI Asia Developed Fund combined with the Mellon Fund (the “Proposal 3 Combined Fund”) would have had net assets of approximately $1.68 billion (net of estimated transaction expenses).

In addition, as discussed in connection with Proposal 1, Proposal 2, and Proposal 4, the Goldman Fund, Vanguard Fund, and RAFI Europe Fund had net assets of approximately $55.17 million, $334.10 million, $242.22 million, respectively, as of June 30, 2020. Thus, if the Reorganizations of the Goldman Fund, Vanguard Fund, RAFI Asia Developed Fund, and RAFI Europe Fund into the Mellon Fund had been in effect on that date (together, the “Combined Fund”), the Combined Fund would have had net assets of approximately $2.31 billion (net of estimated transaction expenses).

•	Description of the Securites to be Issued. Class A Shareholders of the RAFI Asia Developed Fund will receive Class A shares of the Mellon Fund, and Class I Shareholders of the RAFI Asia Developed Fund will receive Class I shares of the Mellon Fund pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations,” and “Additional Information about the Funds” below for more information.

•
Operating Expenses . Following the Reorganization, the gross total annual fund operating expense ratio and management fee for the Mellon Feeder Fund are expected to be higher than those of the RAFI Asia Developed Fund currently ; however the net total annual fund operating expense ratio and net management fee for the Mellon Feeder Fund are expected to be lower than those of the RAFI Asia Developed Fund currently . For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

The maximum management fee for the RAFI Asia Developed Fund is equal to an annual rate of 0.21% of its average daily net assets, while the maximum management fee for the Mellon Fund is equal to an annual rate of 0.20% of its average daily net assets. As of December 31, 2019, the actual management fees of the RAFI Asia Developed Fund and the Mellon Fund were 0.20% and 0.16% respectively. In addition, the maximum administrative fee for each of the RAFI Asia Developed Fund and the Mellon Fund is equal to an annual rate of 0.15% of its average daily net assets. As of December 31, 2019, both the RAFI Asia Developed Fund and the Mellon Fund each paid an administrative fee to JNAM at the rate of 0.15% of its average daily net assets. As a result of the Feeder Fund Change effective April 26, 2021, the Mellon Feeder Fund’s management fee, inclusive of the Master Fund’s management fee, will be higher than and administrative fee will be the same as those of the Mellon Fund currently. As noted in the paragraph above, as a result of the Feeder Fund Change effective April 26, 2021, the Mellon Feeder Fund’s gross total annual fund operating expense ratio will be higher than the Mellon Fund currently. For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

•	Costs of Reorganization. Following the Reorganization, the Proposal 3 Combined Fund will be managed in accordance with the investment objective, policies and strategies of the Mellon Fund. It is currently anticipated that approximately 32.78% of the RAFI Asia Developed Fund’s holdings will be transferred to the Mellon Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 67.22% of the RAFI Asia Developed Fund’s holdings will be aligned or sold. As described herein, effective April 26, 2021, the Mellon Fund will be converted into a feeder fund and will be managed in accordance with the investment policies and strategies of the Mellon Feeder Fund.

The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, and the costs associated with the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.

The RAFI Asia Developed Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $238,880 (0.14% of net assets). Please see “Additional Information about the Reorganizations” below for more information.

•	Federal Income Tax Consequences. The Reorganization is not expected to be a taxable event for federal income tax purposes for owners of variable contracts whose contract values are determined by investment in shares of the RAFI Asia Developed Fund. Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or annuity contracts under Section 72 of the Code, the Reorganization will not be a taxable event for federal income tax purposes for Contract Owners regardless of the tax status of the Reorganization, and any dividend declared, allocations or distributions in connection with the Reorganization will not be taxable to Contract Owners. The Insurance Companies, as shareholders, and Contract Owners are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization. Please see “Additional Information about the Reorganizations – Federal Income Tax Consequences of the Reorganizations„ below for more information.

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Comparative Fee and Expense Tables

The following tables show the current fees and expenses of each Fund and the estimated pro forma fees and expenses of Class A and Class I shares of the Acquiring Fund after giving effect to the proposed Reorganization. The fee and expense information is presented as of December 31, 2019. The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Please see Appendix D for the estimated pro forma fees and expenses of the Class A and Class I shares of the Acquiring Fund assuming some or all of the proposed Reorganizations described in Proposal 3, Proposal 1, Proposal 2, and Proposal 4 are approved.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: RAFI Asia Developed Fund		Acquiring Fund: Mellon Fund		Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganization is approved)[4]		Pro Forma Mellon Feeder Fund (assuming expected operating expenses if the Reorganization in Proposal 3 is approved and following the Feeder Fund Change)[5]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.19%	0.19%	0.16%	0.16%	0.16%	0.16%	0.36%	0.36%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses[1]	0.19%	0.19%	0.17%	0.17%	0.17%	0.17%	0.16%	0.16%
Total Annual Fund Operating Expenses	0.68%	0.38%	0.63%	0.33%	0.63%	0.33%	0.82%	0.52%
Less Waiver/Reimbursement[3]	0.00%	0.05%	0.00%	0.00%	0.00%	0.00%	0.20%	0.20%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[2]	0.68%	0.33%	0.63%	0.33%	0.63%	0.33%	0.62%	0.32%
[1] “Other Expenses" include an Administrative Fee of 0.15% for both Funds, which is payable to JNAM.
[2] Expense information for the RAFI Asia Developed Fund has been restated to reflect current fees.
[3]

JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the RAFI Asia Developed Fund. The fee waiver will continue for at least one year from the date of the RAFI Asia Developed Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Mellon Feeder Fund , effective April 26, 2021, under which it will waive 0.095% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Master Fund, effective April 26, 2021, under which it will waive 0.105% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

[4] Assumes that only the Reorganization described in this Proposal 3 is approved. See Appendix D for the pro forma fees and expenses of the Acquiring Fund Shares assuming that some or all of the Reorganizations described in Proposal 3, Proposal 1, Proposal 2, and Proposal 4 are approved.
[5] Expense information assumes that the Reorganization is approved and following the Feeder Fund Change effective April 26, 2021. The fee table reflects the expenses of both the Mellon Feeder Fund and the Master Fund, effective April 26, 2021.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. This example also illustrates the costs of investing in the Acquiring Fund if the Reorganization is approved and when the Feeder Fund Change takes effect. This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included. The example assumes that:

  You invest $10,000 in a Fund for the time periods indicated;
  Your investment has a 5% annual return;
  The Fund’s operating expenses remain the same as they were as of December 31, 2019;
  You redeem your investment at the end of each time period; and

34

  The Class I administrative fee waiver for the RAFI Asia Developed Fund is discontinued after one year;
  The contractual expense limitation agreement of the Mellon Feeder Fund is discontinued after one year.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
RAFI Asia Developed Fund (Acquired Fund)
Class A	$69	$218	$379	$847
Class I	$34	$117	$208	$476
Mellon Fund (Acquiring Fund)
Class A	$64	$202	$351	$786
Class I	$34	$106	$185	$418
Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganization is approved)[1]
Class A	$64	$202	$351	$786
Class I	$34	$106	$185	$418
Pro Forma Mellon Feeder Fund[1,2] (assuming expected operating expenses if the Reorganization in Proposal 3 is approved and following the Feeder Fund Change)
Class A	$63	$242	$435	$995
Class I	$33	$147	$271	$633
[1]	Assumes that only the Reorganization described in this Proposal 3 is approved. See Appendix D for the pro forma fees and expenses of the Acquiring Fund Shares assuming that some or all of the Reorganizations described in Proposal 3, Proposal 1, Proposal 2, and Proposal 4 are approved.
[2]	The example reflects the aggregate expenses of both the Mellon Feeder Fund and the Master Fund.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect a Fund’s performance. For the six-month period ended June 30, 2020, the portfolio turnover rates for the RAFI Asia Developed Fund and the Mellon Fund were 15% and 2%, respectively, of the average value of each portfolio. For the fiscal year ended December 31, 2019, the portfolio turnover rate for the RAFI Asia Developed Fund and the Mellon Fund were 168% and 4%, respectively, of the average value of each portfolio. The portfolio turnover rate for the period of January 1, 2019, to June 23, 2019 for the RAFI Asia Developed Fund is for the Fund when operating under its former investment strategy and name, JNL/Mellon Capital Pacific Rim 30 Fund.

Comparison of Investment Adviser and Sub-Adviser

The following table compares the investment adviser and sub-adviser of the RAFI Asia Developed Fund with that of the Mellon Fund.

Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
RAFI Asia Developed Fund	Mellon Fund	Mellon Feeder Fund
Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Mellon Investments Corporation	Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Mellon Investments Corporation	Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser to the Master Fund Mellon Investments Corporation

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Comparison of Investment Objectives and Principal Investment Strategies

The following table compares the investment objectives and principal investment strategies of the RAFI Asia Developed Fund with those of the Mellon Fund. The Funds have different investment objectives and investment strategies. The RAFI Asia Developed Fund seeks to track the performance of the RAFI® Fundamental Asia Developed Index, while the Mellon Fund seeks to track the performance of the MSCI EAFE Index and is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

While both Funds employ a passive investment approach, called indexing, which attempts to replicate the investment performance of an index, the Funds have different principal investment strategies due to the different geographic focuses of the indices each Fund seeks to track. The RAFI Asia Developed Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the Component Securities of the RAFI Fundamental Asia Developed Index. The RAFI Asia Developed Fund attempts to replicate the index by investing all or substantially all of its assets in the stocks that make up the index, which includes a diversified universe of securities from developed Asian countries. The Fund may invest the remainder of its assets in cash, securities, and instruments that are not Component Securities, but which RAFI Asia Developed Fund’s sub-adviser, believes will help the RAFI Asia Developed Fund track its index. The RAFI Asia Developed Fund may also invest, without limitation, in equity and equity-related securities, including common and preferred securities, from developed Asian countries. The RAFI Asia Developed Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the index. The RAFI Asia Developed Fund may invest in financial futures, which are intended to assist the Fund in replicating the investment performance of the index, and in other derivatives, such as options or swap agreements. The Mellon Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI EAFE Index or derivative securities economically related to the MSCI EAFE Index that seek to track the performance and characteristics of the MSCI EAFE Index. To implement this strategy, the Mellon Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Mellon Fund may use foreign currency forward contracts, a type of derivative, to maintain the approximate currency exposure of the MSCI EAFE Index. The Mellon Fund's use of financial futures and foreign currency forward contracts is intended to assist replicating the investment performance of the index. The Mellon Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the MSCI EAFE Index.

After the Reorganization, the Mellon Fund’s investment objective and investment strategy will be different from its current investment objective and investment strategy. Following the Feeder Fund Change effective April 26, 2021, the Mellon Feeder Fund will track the performance of Index and be constructed to mirror the Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the Index through exclusive investment in shares of the Master Fund. The Mellon Feeder Fund will operate as a “feeder fund” and seek to achieve its goal by investing all of its assets in Class I shares of the Master Fund. The Master Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index or derivative securities economically related to the Index. The Master Fund seeks to track the performance and characteristics of the Index. To implement this strategy, the Master Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Master Fund’s objective. The Master Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Board may change the investment objective of a Fund without a vote of the Fund’s shareholders. If some, any or all of the Reorganizations are not approved by shareholders, the Funds will continue to operate as they currently do and the Board will consider what actions are appropriate and in the best interests of Contract Owners that have assets invested in the Acquired Funds. For more detailed information about each Fund’s investment strategies and risks, see below and Appendix B.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
RAFI Asia Developed Fund	Mellon Fund	Mellon Feeder Fund
Investment Objective The investment objective of the Fund is to track the performance of the RAFI® Fundamental Asia Developed Index.

Investment Objective

The investment objective of the Fund is to track the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australia Far East (“EAFE”) Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Investment Objective

The investment objective of the Fund (“Fund” or “Feeder Fund”) is to track the performance of the Morningstar Developed Markets Ex North America Target Market Exposure Index (Net) (“Index”). The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index. The Fund seeks to achieve its investment objective through exclusive investment in shares of the JNL International Index Fund (“Master Fund”).

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities (“Component Securities”) of the RAFI Fundamental Asia Developed Index (the “Index”). The Fund may invest the remainder of its assets in cash, securities, and instruments that are not Component Securities but which Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), believes will help the Fund track its Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Index is constructed by RAFI Indices, LLC (the “Index Provider”). The Index Provider uses a fundamental weighting approach to construct the Index, which includes a diversified universe of securities from developed Asian countries. A company’s eligibility for the

Principal Investment Strategies

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI EAFE Index or derivative securities economically related to the MSCI EAFE Index. The Fund seeks to track the performance and characteristics of the MSCI EAFE Index.

Principal Investment Strategies

The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class I shares of the Master Fund. The Master Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index or derivative securities economically related to the Index. The Master Fund seeks to track the performance and characteristics of the Index.

37

Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
RAFI Asia Developed Fund	Mellon Fund	Mellon Feeder Fund

universe is determined by the company’s relative size based on its fundamental weight, calculated using adjusted sales, cash flow, dividends and buybacks, and book value.

As of December 31, 2019, the Index consisted of 600 Component Securities. The Index is reconstituted annually and rebalanced on a quarterly staggered basis on the last business day of March, June, and September and the third Friday of December. The Index is split into four equal parts (tranches), and each tranche has equal weight at the March rebalance. Each tranche is rebalanced once a year to target weights determined for that quarter.

The Sub-Adviser uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

	The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the MSCI EAFE Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long term.	The Master Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through statistical procedures. The Master Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long term.
The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.	To implement this strategy, the Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. In addition, the Fund may use foreign currency forward contracts, a type of derivative, to maintain the approximate currency exposure of the MSCI EAFE Index. The Fund's use of financial futures and foreign currency forward contracts is	To implement this strategy, the Master Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Master Fund’s objective. In addition, the Master Fund may use foreign currency forward contracts, a type of derivative, to maintain the approximate currency exposure of the Index. The Master Fund's use of financial futures and foreign

38

Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
RAFI Asia Developed Fund	Mellon Fund	Mellon Feeder Fund
	intended to assist replicating the investment performance of the Index.	currency forward contracts is intended to assist replicating the investment performance of the Index.

The Fund may also invest in exchange-traded funds ("ETFs") to assist with index rebalances and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may also invest in a combination of exchange-traded funds ("ETFs") and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests.

The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Master Fund may also invest in a combination of exchange-traded funds ("ETFs") and cash to maintain correlation to its Index, to assist with Index rebalances, and to meet redemption or purchase requests.

The Master Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest, without limitation, in equity and equity-related securities, including common and preferred securities, from developed Asian countries. In addition to futures, as described above, the Fund may also invest in other derivative instruments, such as options or swap agreements.	No corresponding strategy.	No corresponding strategy.

Comparison of Principal Risk Factors

While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include Asian investment risk, currency risk, derivatives risk, equity securities risk, exchange-traded funds investing risk, foreign regulatory risk, foreign securities risk, index investing risk, license termination risk, market risk, passive investment risk, and tracking error risk. However, the RAFI Asia Developed Fund is also subject to limited management, and trading cost and rebalance risk, which is not a principal risk of investing in the Mellon Fund. In addition, the principal risks of investing in the Mellon Fund include European investment risk, financial services risk and forward and futures contract risk, which are not principal risks of investing in the RAFI Asia Developed Fund. As a result of the Mellon Fund’s conversion to a feeder fund that invests exclusively in the Master Fund, effective April 26, 2021, the Mellon Fund’s principal risks will not change. For a detailed comparison of each Fund’s risks, see both the table below and Appendix B.

An investment in a Fund is not guaranteed. As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund. The following table compares the principal risks of an investment in each Fund. For additional information about each principal risk and other applicable risks, see Appendix B.

	Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Risks	RAFI Asia Developed Fund	Mellon Fund	Mellon Feeder Fund
Asian investment risk	X	X	X

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	Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Risks	RAFI Asia Developed Fund	Mellon Fund	Mellon Feeder Fund
Derivatives risk	X	X	X
Currency risk	X	X	X
Equity securities risk	X	X	X
European investment risk		X	X
Exchange-traded funds investing risk	X	X	X
Financial services risk		X	X
Foreign regulatory risk	X	X	X
Foreign securities risk	X	X	X
Forward and futures contract risk		X	X
Index investing risk	X	X	X
License termination risk	X	X	X
Limited management, trading cost and rebalance risk	X
Market risk	X	X	X
Passive investment risk	X	X	X
Tracking error risk	X	X	X

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. The following table compares the fundamental policies of the RAFI Asia Developed Fund with those of the Mellon Fund.

Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
RAFI Asia Developed Fund	Mellon Fund	Mellon Feeder Fund
(1) The Fund is a “diversified company,” as such term is defined under the 1940 Act.	Same.	Same.

40

Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
RAFI Asia Developed Fund	Mellon Fund	Mellon Feeder Fund
(2) The Fund may not invest more than 25% of the value of its assets in any particular industry (other than U.S. Government securities and/or foreign sovereign debt securities).	Same.	Same.
(3) The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.	Same.	Same.
(4) The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).	Same.	Same.
(5) The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).	Same.	Same.
(6) The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.	Same.	Same.
(7) The Fund may not invest more than 15% of its net assets in illiquid securities.	Same.	Same.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
RAFI Asia Developed Fund	Mellon Fund	Mellon Feeder Fund
(8) The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.	Same.

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of such Fund. Each Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar charts and tables below do not include charges imposed under the Contracts. If these amounts were reflected, returns would be less than those shown.

For the RAFI Asia Developed Fund, performance prior to June 24, 2019 reflects the results when the Fund's principal investment strategies were different, and the Fund's benchmark was the MSCI Pacific Index (Net). The RAFI Fundamental Asia Developed Index (Gross) represents the total return of the index over the applicable periods (total return assumes no taxation of foreign dividends whereas Fund shareholders would experience taxation of foreign dividends).

Effective April 26, 2021, for consistency with the changes to Acquiring Fund's principal investment strategies, the Acquiring Fund will replace the MSCI EAFE Index (Net) with the Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) as its primary benchmark.

Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

RAFI Asia Developed Fund – Calendar Year Total Returns

(Acquired Fund)

Class A

Best Quarter (ended 12/31/2020): 16.21%; Worst Quarter (ended 3/31/2020): -22.29%

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Class I

Best Quarter (ended 12/31/2021): 16.30%; Worst Quarter (ended 3/31/2020): -22.31%

Mellon Fund – Calendar Year Total Returns

(Acquiring Fund)

Class A

Best Quarter (ended 12/31/2020): 16.11%; Worst Quarter (ended 3/31/2020): -22.97%

Class I

Best Quarter (ended 12/31/2020): 16.23%; Worst Quarter (ended 3/31/2020): -22.92%

Acquired Fund – Average Annual Total Returns as of December 31, 2020
	1 year	5 year	10 year
RAFI Asia Developed Fund (Class A)	4.46%	7.09%	6.57%
RAFI® Fundamental Asia Developed Index (Gross) (reflects no deduction for fees, expenses, or taxes)	4.06%	5.95%	5.35%
MSCI Pacific Index (Net) (reflects no deduction for fees, expenses, or taxes)	11.93%	8.80%	5.95%

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Acquired Fund – Average Annual Total Returns as of December 31, 2020
	1 year	5 year	10 year
RAFI Asia Developed Fund (Class I)	4.79%	7.38%	6.82%
RAFI® Fundamental Asia Developed Index (Gross) (reflects no deduction for fees, expenses, or taxes)	4.06%	5.95%	5.35%
MSCI Pacific Index (Net) (reflects no deduction for fees, expenses, or taxes)	11.93%	8.80%	5.95%

Acquiring Fund – Average Annual Total Returns as of December 31, 2020
	1 year	5 year	10 year
Mellon Fund (Class A)	7.70%	7.21%	5.16%
Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	8.23%	7.54%	5.51%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.82%	7.45%	5.51%

Acquiring Fund – Average Annual Total Returns as of December 31, 2020
	1 year	5 year	10 year
Mellon Fund (Class I)	8.02%	7.50%	5.41%
Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	8.23%	7.54%	5.51%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.82%	7.45%	5.51%

Capitalization

The following table shows the capitalization of each Fund as of June 30, 2020, and of the Mellon Fund on a pro forma combined basis as of June 30, 2020 after giving effect to the proposed Reorganization. The actual net assets of the RAFI Asia Developed Fund and the Mellon Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Mellon Fund will be received by shareholders of RAFI Asia Developed Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the Mellon Fund that will actually be received.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
RAFI Asia Developed Fund (Acquired Fund) – Class A	$172,204,826	10.88	15,829,421
Mellon Fund (Acquiring Fund) – Class A	$1,264,506,522	12.29	102,868,980
Adjustments	$(237,968) (a)	0	(1,837,000) (b)
Pro forma Mellon Fund – Class A (assuming only the Reorganization in Proposal 3 is approved) (c)	$1,436,473,380	12.29	116,861,401
RAFI Asia Developed Fund (Acquired Fund) – Class I	$659,752	11.04	59,751
Mellon Fund (Acquiring Fund) – Class I	$241,894,451	12.88	18,777,180
Adjustments	$(912) (a)	0	(8,599) (b)
Pro forma Mellon Fund – Class I (assuming only the Reorganization in Proposal 3 is approved) (c)	$242,553,291	12.88	18,828,332
(a)	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this Reorganization as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization. It is currently anticipated that approximately 32.78% of the Acquired Fund’s holdings will be transferred to the Acquiring Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 67.22% of the Acquired Fund’s holdings will be aligned or sold. The Acquired Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $238,880 (0.14% of net assets).
(b)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Acquiring Fund to reflect the exchange of shares of the Acquired Fund.
(c)	Assumes that only the Reorganization described in this Proposal 3 is approved. See Appendix D for the capitalization of the Mellon Fund on a pro forma combined basis assuming that some or all of the Reorganizations described in Proposal 3, Proposal 1, Proposal 2, and Proposal 4 are approved.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the RAFI Asia Developed Fund by the Mellon Fund. If the Reorganization had taken place on June 30, 2020, shareholders of the RAFI Asia

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Developed Fund would have received 13,992,421 and 51,152 Class A and Class I shares, respectively, of the Mellon Fund.

After careful consideration, the Board unanimously approved the Plan of Reorganization with respect to the RAFI Asia Developed Fund. Accordingly, the Board has submitted the Plan of Reorganization for approval by the RAFI Asia Developed Fund’s shareholders. The Board recommends that you vote “FOR” this Proposal.

PROPOSAL 4: APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE RAFI EUROPE FUND INTO THE MELLON FUND.

Proposal 4 requests the approval of RAFI Europe Fund shareholders of the Plan of Reorganization pursuant to which the RAFI Europe Fund will be reorganized into the Mellon Fund. As described herein, effective April 26, 2021, the Mellon Fund will be converted into a feeder fund and will be managed in accordance with the investment objective, policies and strategies of the Mellon Feeder Fund.

In considering whether you should approve this Proposal, you should note that:

•	Investment Objectives. The Funds have different investment objectives. The RAFI Europe Fund seeks to track the performance of the RAFI® Fundamental Europe Index, while the Mellon Fund seeks to track the performance of the MSCI EAFE Index and is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index. As described herein, effective April 26, 2021, the Mellon Fund will be converted into a feeder fund and will be managed in accordance with the investment objective, policies and strategies of the feeder fund. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

•	Principal Investment Strategies. The Funds also have different principal investment strategies. While both Funds employ a passive investment approach, called indexing, which attempts to replicate the investment performance of an index, the Funds have different principal investment strategies due to the different geographic focuses of the indices each Fund seeks to track. The RAFI Europe Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities (“Component Securities”) of the RAFI Fundamental Europe Index. The RAFI Europe Fund attempts to replicate the index by investing all or substantially all of its assets in the stocks that make up the index, which includes a diversified universe of securities from developed European countries. The Fund may invest the remainder of its assets in cash, securities, and instruments that are not Component Securities but which RAFI Europe Fund’s sub-adviser believes will help the RAFI Europe Fund track its index. The RAFI Europe Fund may invest, without limitation, in equity and equity-related securities, including common and preferred securities, from developed European countries. The RAFI Europe Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the index. The RAFI Europe Fund may invest in financial futures, which are intended to assist the Fund in replicating the investment performance of the index, and in other derivatives, such as options or swap agreements. The Mellon Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI EAFE Index or derivative securities economically related to the MSCI EAFE Index that seek to track the performance and characteristics of the MSCI EAFE Index. To implement this strategy, the Mellon Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Mellon Fund may use foreign currency forward contracts, a type of derivative, to maintain the approximate currency exposure of the MSCI EAFE Index. The Mellon Fund's use of financial futures and foreign currency forward contracts is intended to assist replicating the investment performance of the MSCI EAFE Index. The Mellon Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the MSCI EAFE Index.

As described herein, effective April 26, 2021, the Mellon Fund will be converted into a feeder fund and will be managed in accordance with the investment objective, policies and strategies of the Mellon Feeder Fund. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below, “Additional Information about the Funds – Master-Feeder Structure,” and Appendix B.

•	Fundamental Policies. The Funds have the same fundamental policies. For a detailed comparison of each Fund’s fundamental investment policies, see “Comparison of Fundamental Policies” below.

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•	Principal Risks. While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include currency risk, derivatives risk, equity securities risk, European investment risk, exchange-traded funds investing risk, foreign regulatory risk, foreign securities risk, index investing risk, license termination risk, market risk, passive investment risk, and tracking error risk. However, the RAFI Europe Fund is also subject to limited management, and trading cost and rebalance risk, which is not a principal risk of investing in the Mellon Fund. In addition, the principal risks of investing in the Mellon Fund include Asian investment risk, financial services risk and forward and futures contract risk, which are not principal risks of investing in the RAFI Europe Fund. As a result of the Mellon Fund’s conversion to a feeder fund that invests exclusively in the Master Fund, effective April 26, 2021, the Mellon Fund’s principal risks will not change. For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B.

•	Investment Adviser and Other Service Providers. JNAM serves as the investment adviser and administrator for each Fund and would continue to manage and administer the Mellon Fund after the Reorganization. JNAM has received an exemptive order from the SEC that generally permits JNAM, with approval from the Board, to appoint, dismiss, and replace each Fund’s unaffiliated sub-adviser(s) and to amend the advisory agreements between JNAM and the unaffiliated sub-advisers, without obtaining shareholder approval. However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. Mellon serves as the sole sub-adviser to each Fund. As described herein, effective April 26, 2021, the Mellon Fund will be converted into a feeder fund investing exclusively in the Master Fund and will be managed in accordance with the investment policies and strategies of the Mellon Feeder Fund, as described herein. It is anticipated that JNAM will continue to manage and administer the Mellon Feeder Fund after the Reorganization, though it is not anticipated that JNAM will provide portfolio management services to the Mellon Feeder Fund. Mellon will not sub-advise the Mellon Feeder Fund, but will act as sub-adviser to the Master Fund after the Reorganization. For a detailed description of JNAM and Mellon, please see “Additional Information about the Funds - The Adviser” and “Additional Information about the Funds - The Sub-Advisers” below.

•	Asset Base. The RAFI Europe Fund and Mellon Fund had net assets of approximately $242.22 million and $1.51 billion, respectively, as of June 30, 2020. Thus, if the Reorganization had been in effect on that date, the RAFI Europe Fund combined with the Mellon Fund (the “Proposal 4 Combined Fund”) would have had net assets of approximately $1.75 billion (net of estimated transaction expenses).

In addition, as discussed in connection with Proposal 1, Proposal 2, and Proposal 3, the Goldman Fund, Vanguard Fund, and RAFI Asia Developed Fund had net assets of approximately $55.17 million, $334.10 million, $172.87 million, respectively, as of June 30, 2020. Thus, if the Reorganizations of the Goldman Fund, Vanguard Fund, RAFI Asia Developed Fund, and RAFI Europe Fund into the Mellon Fund had been in effect on that date (together, the “Combined Fund”), the Combined Fund would have had net assets of approximately $2.31 billion (net of estimated transaction expenses).

•	Description of the Securites to be Issued. Class A Shareholders of the RAFI Europe Fund will receive Class A shares of the Mellon Fund, and Class I Shareholders of the RAFI Europe Fund will receive Class I shares of the Mellon Fund pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations,” and “Additional Information about the Funds” below for more information.

•
Operating Expenses.  Following the Reorganization, the gross total annual fund operating expense ratio and management fee for the Mellon Feeder Fund are expected to be higher than those of the RAFI Europe Fund currently ; however the net total annual fund operating expense ratio and net management fee for the Mellon Feeder Fund are expected to be lower than those of the RAFI Europe Fund currently . For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

The maximum management fee for the RAFI Europe Fund is equal to an annual rate of 0.21% of its average daily net assets, while the maximum management fee for the Mellon Fund is equal to an annual rate of 0.20% of its average daily net assets. As of December 31, 2019, the actual management fees of the RAFI Europe Fund and the Mellon Fund were 0.19% and 0.16% respectively. In addition, the maximum administrative fee for each of the RAFI Europe Fund and the Mellon Fund is equal to an annual rate of 0.15% of its average daily net assets. As of December 31, 2019, both the RAFI Europe Fund and the Mellon Fund each paid an administrative fee to JNAM at the rate of 0.15% of its average daily net assets. As a result of the Feeder Fund Change effective April 26, 2021, the Mellon Feeder Fund’s management fee, inclusive of the Master Fund’s management fee, will be higher and administrative fee will be the same as those of the Mellon Fund currently.  As noted in the paragraph above, as a result of the Feeder Fund Change effective April 26, 2021, the Mellon Feeder Fund’s gross total annual fund operating expense ratio will be higher than the Mellon Fund currently. For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

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•	Costs of Reorganization. Following the Reorganization, the Proposal 4 Combined Fund will be managed in accordance with the investment objective, policies and strategies of the Mellon Fund. It is currently anticipated that approximately 49.29% of the RAFI Europe Fund’s holdings will be transferred to the Mellon Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 50.71% of the RAFI Europe Fund’s holdings will be aligned or sold. As described herein, effective April 26, 2021, the Mellon Fund will be converted into a feeder fund and will be managed in accordance with the investment policies and strategies of the Mellon Feeder Fund.

The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, and the costs associated with the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.

The RAFI Europe Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $106,442 (0.04% of net assets). Please see “Additional Information about the Reorganizations” below for more information.

•	Federal Income Tax Consequences. The Reorganization is not expected to be a taxable event for federal income tax purposes for owners of variable contracts whose contract values are determined by investment in shares of the RAFI Europe Fund. Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or annuity contracts under Section 72 of the Code, the Reorganization will not be a taxable event for federal income tax purposes for Contract Owners regardless of the tax status of the Reorganization, and any dividend declared, allocations or distributions in connection with the Reorganization will not be taxable to Contract Owners. The Insurance Companies, as shareholders, and Contract Owners are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization. Please see “Additional Information about the Reorganizations – Federal Income Tax Consequences of the Reorganizations” below for more information.

Comparative Fee and Expense Tables

The following tables show the current fees and expenses of each Fund and the estimated pro forma fees and expenses of Class A and Class I shares of the Acquiring Fund after giving effect to the proposed Reorganization. The fee and expense information is presented as of December 31, 2019. The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Please see Appendix D for the estimated pro forma fees and expenses of the Class A and Class I shares of the Acquiring Fund assuming some or all of the proposed Reorganizations described in Proposal 4, Proposal 1, Proposal 2, and Proposal 3 are approved.

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Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: RAFI Europe Fund		Acquiring Fund: Mellon Fund		Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganization is approved)[4]		Pro Forma Mellon Feeder Fund (assuming expected operating expenses if the Reorganization in Proposal 4 is approved and following the Feeder Fund Change) [5]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.19%	0.19%	0.16%	0.16%	0.16%	0.16%	0.36%	0.36%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses[1]	0.20%	0.20%	0.17%	0.17%	0.17%	0.17%	0.16%	0.16%
Total Annual Fund Operating Expenses	0.69%	0.39%	0.63%	0.33%	0.63%	0.33%	0.82%	0.52%
Less Waiver/Reimbursement[3]	0.00%	0.05%	0.00%	0.00%	0.00%	0.00%	0.20%	0.20%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[2]	0.69%	0.34%	0.63%	0.33%	0.63%	0.33%	0.62%	0.32%
[1] “Other Expenses" include an Administrative Fee of 0.15% for both Funds, which is payable to JNAM.
[2]	Expense information for the RAFI Europe Fund has been restated to reflect current fees.
[3]

JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the RAFI Europe Fund. The fee waiver will continue for at least one year from the date of the RAFI Europe Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Mellon Feeder Fund, effective April 26, 2021, under which it will waive 0.095% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Master Fund, effective April 26, 2021, under which it will waive 0.105% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

[4]	Assumes that only the Reorganization described in this Proposal 4 is approved. See Appendix D for the pro forma fees and expenses of the Acquiring Fund Shares assuming that some or all of the Reorganizations described in Proposal 4, Proposal 1, Proposal 2, and Proposal 3 are approved
[5]	Expense information assumes that the Reorganization is approved and following the Feeder Fund Change effective April 26, 2021. The fee table reflects the expenses of both the Mellon Feeder Fund and the Master Fund, effective April 26, 2021.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. This example also illustrates the costs of investing in the Acquired Fund if the Reorganization is approved and when the Feeder Fund Change takes effect. This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included. The example assumes that:

  You invest $10,000 in a Fund for the time periods indicated;
  Your investment has a 5% annual return;
  The Fund’s operating expenses remain the same as they were as of December 31, 2019;
  You redeem your investment at the end of each time period;
  The Class I administrative fee waiver for the RAFI Europe Fund is discontinued after one year; and
  The contractual expense limitation agreement of the Mellon Feeder Fund is discontinued after one year.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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	1 Year	3 Years	5 Years	10 Years
RAFI Europe Fund (Acquired Fund)
Class A	$70	$221	$384	$859
Class I	$35	$120	$214	$488
Mellon Fund (Acquiring Fund)
Class A	$64	$202	$351	$786
Class I	$34	$106	$185	$418
Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganization is approved)[1]
Class A	$64	$202	$351	$786
Class I	$34	$106	$185	$418
Pro Forma Mellon Feeder Fund[1,2] (assuming expected operating expenses if the Reorganization in Proposal 4 is approved and following the Feeder Fund Change)
Class A	$63	$242	$435	$995
Class I	$33	$147	$271	$633
[1]	Assumes that only the Reorganization described in this Proposal 4 is approved. See Appendix D for the pro forma fees and expenses of the Acquiring Fund Shares assuming that some or all of the Reorganizations described in Proposal 4, Proposal 1, Proposal 2, and Proposal 3 are approved.
[2]	The example reflects the aggregate expenses of both the Mellon Feeder Fund and the Master Fund.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect a Fund’s performance. For the six-month period ended June 30, 2020, the portfolio turnover rates for the RAFI Europe Fund and the Mellon Fund were 5% and 2%, respectively, of the average value of each portfolio. For the fiscal year ended December 31, 2019, the portfolio turnover rate for the RAFI Europe Fund and the Mellon Fund were 137% and 4%, respectively, of the average value of each portfolio. The portfolio turnover rate for the period of January 1, 2019, to June 23, 2019 for the RAFI Europe Fund is for the Fund when operating under its former investment strategy and name, JNL/Mellon Capital European 30 Fund.

Comparison of Investment Adviser and Sub-Adviser

The following table compares the investment adviser and sub-adviser of the RAFI Europe Fund with that of the Mellon Fund.

Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
RAFI Europe Fund	Mellon Fund	Mellon Feeder Fund
Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Mellon Investments Corporation	Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Mellon Investments Corporation	Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser to the Master Fund Mellon Investments Corporation

Comparison of Investment Objectives and Principal Investment Strategies

The following table compares the investment objectives and principal investment strategies of the RAFI Europe Fund with those of the Mellon Fund. The Funds have different investment objectives and investment strategies. The RAFI Europe Fund seeks to track the performance of the RAFI® Fundamental Europe Index, while the Mellon Fund seeks to track the performance of the MSCI EAFE Index and is constructed to mirror the index to provide long-term capital

49

growth by investing in international equity securities attempting to match the characteristics of each country within the index.

While both Funds employ a passive investment approach, called indexing, which attempts to replicate the investment performance of an index, the Funds have different principal investment strategies due to the different geographic focuses of the indices each Fund seeks to track. The RAFI Europe Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the Component Securities of the RAFI Fundamental Europe Index. The RAFI Europe Fund attempts to replicate the index by investing all or substantially all of its assets in the stocks that make up the index, which includes a diversified universe of securities from developed European countries. The Fund may invest the remainder of its assets in cash, securities, and instruments that are not Component Securities but which RAFI Europe Fund’s sub-adviser believes will help the RAFI Europe Fund track its index. The RAFI Europe Fund may invest, without limitation, in equity and equity-related securities, including common and preferred securities, from developed European countries. The RAFI Europe Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the index. The RAFI Europe Fund may invest in financial futures, which are intended to assist the Fund in replicating the investment performance of the index, and in other derivatives, such as options or swap agreements. The Mellon Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI EAFE Index or derivative securities economically related to the MSCI EAFE Index that seek to track the performance and characteristics of the MSCI EAFE Index. To implement this strategy, the Mellon Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Mellon Fund may use foreign currency forward contracts, a type of derivative, to maintain the approximate currency exposure of the MSCI EAFE Index. The Mellon Fund's use of financial futures and foreign currency forward contracts is intended to assist replicating the investment performance of the MSCI EAFE Index. The Mellon Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the MSCI EAFE Index.

After the Reorganization, the Mellon Fund’s investment objective and investment strategy will be different from its current investment objective and investment strategy. Following the Feeder Fund Change effective April 26, 2021, the Mellon Feeder Fund will track the performance of the Index and be constructed to mirror the Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the Index through exclusive investment in shares of the Master Fund. The Mellon Feeder Fund will operate as a “feeder fund” and seek to achieve its goal by investing all of its assets in Class I shares of the Master Fund. The Master Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index or derivative securities economically related to the Index. The Master Fund seeks to track the performance and characteristics of the Index. To implement this strategy, the Master Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Master Fund’s objective. The Master Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Board may change the investment objective of a Fund without a vote of the Fund’s shareholders. If some, any, or all of the Reorganizations are not approved by shareholders, the Funds will continue to operate as they currently do and the Board will consider what actions are appropriate and in the best interests of Contract Owners that have assets invested in the Acquired Funds. For more detailed information about each Fund’s investment strategies and risks, see below and Appendix B.

Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
RAFI Europe Fund	Mellon Fund	Mellon Feeder Fund
Investment Objective The investment objective of the Fund is to track the performance of the RAFI® Fundamental Europe Index.

Investment Objective

The investment objective of the Fund is to track the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australia Far East (“EAFE”) Index. The Fund is constructed to mirror

Investment Objective

The investment objective of the Fund (“Fund” or “Feeder Fund”) is to track the performance of the Morningstar Developed Markets Ex North America Target Market Exposure Index (Net) (“Index”).

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Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
RAFI Europe Fund	Mellon Fund	Mellon Feeder Fund
the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index. The Fund seeks to achieve its investment objective through exclusive investment in shares of the JNL International Index Fund (“Master Fund”).

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities (“Component Securities”) of the RAFI Fundamental Europe Index (the “Index”). The Fund may invest the remainder of its assets in cash, securities, and instruments that are not Component Securities but which Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), believes will help the Fund track its Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Index is constructed by RAFI Indices, LLC (the “Index Provider”). The Index Provider uses a fundamental weighting approach to construct the Index, which includes a diversified universe of securities from developed European countries. A company’s eligibility for the universe is determined by the company’s relative size based on its fundamental weight, calculated using adjusted sales, cash flow, dividends and buybacks, and book value.

Principal Investment Strategies

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI EAFE Index or derivative securities economically related to the MSCI EAFE Index. The Fund seeks to track the performance and characteristics of the MSCI EAFE Index.

Principal Investment Strategies

The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class I shares of the Master Fund. The Master Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index or derivative securities economically related to the Index. The Master Fund seeks to track the performance and characteristics of the Index.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
RAFI Europe Fund	Mellon Fund	Mellon Feeder Fund
As of December 31, 2019, the Index consisted of 354 Component Securities. The Index is reconstituted annually and rebalanced on a quarterly staggered basis on the last business day of March, June, and September and the third Friday of December. The Index is split into four equal parts (tranches), and each tranche has equal weight at the March rebalance. Each tranche is rebalanced once a year to target weights determined for that quarter.

The Sub-Adviser uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

	The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the MSCI EAFE Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long term.	The Master Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through statistical procedures. The Master Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long term.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

	To implement this strategy, the Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. In addition, the Fund may use foreign currency forward contracts, a type of derivative, to maintain the approximate currency exposure of the MSCI EAFE Index. The Fund's use of financial futures and foreign currency forward contracts is intended to assist replicating the investment performance of the Index.	To implement this strategy, the Master Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Master Fund’s objective. In addition, the Master Fund may use foreign currency forward contracts, a type of derivative, to maintain the approximate currency exposure of the Index. The Master Fund's use of financial futures and foreign currency forward contracts is intended to assist replicating the investment performance of the Index.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
RAFI Europe Fund	Mellon Fund	Mellon Feeder Fund
The Fund may also invest in exchange-traded funds (“ETFs”) to assist with index rebalances and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may also invest in a combination of exchange-traded funds ("ETFs") and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests.

The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Master Fund may also invest in a combination of exchange-traded funds ("ETFs") and cash to maintain correlation to its Index, to assist with Index rebalances, and to meet redemption or purchase requests.

The Master Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest, without limitation, in equity and equity-related securities, including common and preferred securities, from developed European countries. In addition to futures, as described above, the Fund may also invest in other derivative instruments, such as options or swap agreements.	No corresponding strategy.	No corresponding strategy.

Comparison of Principal Risk Factors

While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include currency risk, derivatives risk, equity securities risk, European investment risk, exchange-traded funds investing risk, foreign regulatory risk, foreign securities risk, index investing risk, license termination risk, market risk, passive investment risk, and tracking error risk. However, the RAFI Europe Fund is also subject to limited management, and trading cost and rebalance risk, which is not a principal risk of investing in the Mellon Fund. In addition, the principal risks of investing in the Mellon Fund include Asian investment risk, financial services risk and forward and futures contract risk, which are not principal risks of investing in the RAFI Europe Fund. As a result of the Mellon Fund’s conversion to a feeder fund that invests exclusively in the Master Fund, effective April 26, 2021, the Mellon Fund’s principal risks will not change. For a detailed comparison of each Fund’s risks, see both the table below and Appendix B.

An investment in a Fund is not guaranteed. As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund. The following table compares the principal risks of an investment in each Fund. For additional information about each principal risk and other applicable risks, see Appendix B.

	Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Risks	RAFI Europe Fund	Mellon Fund	Mellon Feeder Fund
Asian investment risk		X	X
Currency risk	X	X	X
Derivatives risk	X	X	X
Equity securities risk	X	X	X

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	Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Risks	RAFI Europe Fund	Mellon Fund	Mellon Feeder Fund
European investment risk	X	X	X
Exchange-traded funds investing risk	X	X	X
Financial services risk		X	X
Foreign regulatory risk	X	X	X
Foreign securities risk	X	X	X
Forward and futures contract risk		X	X
Index investing risk	X	X	X
License termination risk	X	X	X
Limited management, trading cost and rebalance risk	X
Market risk	X	X	X
Passive investment risk	X	X	X
Tracking error risk	X	X	X

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. The following table compares the fundamental policies of the RAFI Europe Fund with those of the Mellon Fund.

Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
RAFI Europe Fund	Mellon Fund	Mellon Feeder Fund
(1) The Fund is a “diversified company,” as such term is defined under the 1940 Act.	Same.	Same.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
RAFI Europe Fund	Mellon Fund	Mellon Feeder Fund
(2) The Fund may not invest more than 25% of the value of its assets in any particular industry (other than U.S. Government securities and/or foreign sovereign debt securities).	Same.	Same.
(3) The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.	Same.	Same.
(4) The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).	Same.	Same.
(5) The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).	Same.	Same.
(6) The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.	Same.	Same.
(7) The Fund may not invest more than 15% of its net assets in illiquid securities.	Same.	Same.
(8) The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.	Same.

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Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of such Fund. Each Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar charts and tables below do not include charges imposed under the Contracts. If these amounts were reflected, returns would be less than those shown.

For the RAFI Europe Fund, performance prior to June 24, 2019 reflects the Fund's results when the Fund's principal investment strategies were different, and the Fund's benchmark was the MSCI Europe Index (Net). The RAFI Fundamental Europe Index (Gross) represents the total return of the index over the applicable periods (total return assumes no taxation of foreign dividends whereas Fund shareholders would experience taxation of foreign dividends).

Effective April 26, 2021, for consistency with the changes to Acquiring Fund's principal investment strategies, the Acquiring Fund will replace the MSCI EAFE Index (Net) with the Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) as its primary benchmark.

Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

RAFI Europe Fund – Calendar Year Total Returns

(Acquired Fund)

Class A

Best Quarter (ended 12/31/2020): 22.89%; Worst Quarter (ended 3/31/2020): -30.18%

Class I

Best Quarter (ended 12/31/2020): 22.97%; Worst Quarter (ended 3/31/2020): -30.07%

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Mellon Fund – Calendar Year Total Returns

(Acquiring Fund)

Class A

Best Quarter (ended 12/31/2020): 16.11%; Worst Quarter (ended 3/31/2020): -22.97%

Class I

Best Quarter (ended 12/31/2020): 16.23%; Worst Quarter (ended 3/31/2020): -22.92%

Acquired Fund – Average Annual Total Returns as of December 31, 2020
	1 year	5 year	10 year
RAFI Europe Fund (Class A)	-0.95%	3.26%	3.87%
RAFI® Fundamental Europe Index (Gross) (reflects no deduction for fees, expenses, or taxes)	-0.06%	7.09%	5.02%
MSCI Europe Index (Net) (reflects no deduction for fees, expenses, or taxes)	5.38%	6.78%	5.32%

Acquired Fund – Average Annual Total Returns as of December 31, 2020
	1 year	5 year	10 year
RAFI Europe Fund (Class I)	-0.57%	3.54%	4.12%
RAFI® Fundamental Europe Index (Gross) (reflects no deduction for fees, expenses, or taxes)	-0.06%	7.09%	5.02%
MSCI Europe Index (Net) (reflects no deduction for fees, expenses, or taxes)	5.38%	6.78%	5.32%

Acquiring Fund – Average Annual Total Returns as of December 31, 2020
	1 year	5 year	10 year
Mellon Fund (Class A)	7.70%	7.21%	5.16%
Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	8.23%	7.54%	5.51%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.82%	7.45%	5.51%

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Acquiring Fund – Average Annual Total Returns as of December 31, 2020
	1 year	5 year	10 year
Mellon Fund (Class I)	8.02%	7.50%	5.41%
Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	8.23%	7.54%	5.51%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.82%	7.45%	5.51%

Capitalization

The following table shows the capitalization of each Fund as of June 30, 2020, and of the Mellon Fund on a pro forma combined basis as of June 30, 2020 after giving effect to the proposed Reorganization. The actual net assets of the RAFI Europe Fund and the Mellon Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Mellon Fund will be received by shareholders of RAFI Europe Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the Mellon Fund that will actually be received.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
RAFI Europe Fund (Acquired Fund) – Class A	$241,844,203	9.72	24,889,621
Mellon Fund (Acquiring Fund) – Class A	$1,264,506,522	12.29	102,868,980
Adjustments	$(106,275) (a)	0	(5,220,140) (b)
Pro forma Mellon Fund – Class A (assuming only the Reorganization in Proposal 4 is approved) (c)	$1,506,244,450	12.29	122,538,461
RAFI Europe Fund (Acquired Fund) – Class I	$380,167	9.83	38,693
Mellon Fund (Acquiring Fund) – Class I	$241,894,451	12.88	18,777,180
Adjustments	$(167) (a)	0	(9,190) (b)
Pro forma Mellon Fund – Class I (assuming only the Reorganization in Proposal 4 is approved) (c)	$242,274,451	12.88	18,806,683
(a)	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this Reorganization as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization. It is currently anticipated that approximately 49.29% of the Acquired Fund’s holdings will be transferred to the Acquiring Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 50.71% of the Acquired Fund’s holdings will be aligned or sold. The Acquired Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $106,442 (0.04% of net assets).
(b)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Acquiring Fund to reflect the exchange of shares of the Acquired Fund.
(c)	Assumes that only the Reorganization described in this Proposal 4 is approved. See Appendix D for the capitalization of the Mellon Fund on a pro forma combined basis assuming that some or all of the Reorganizations described in Proposal 4, Proposal 1, Proposal 2, and Proposal 3 are approved.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the RAFI Europe Fund by the Mellon Fund. If the Reorganization had taken place on June 30, 2020, shareholders of the RAFI Europe Fund would have received 19,669,482 and 29,503 Class A and Class I shares, respectively, of the Mellon Fund.

After careful consideration, the Board unanimously approved the Plan of Reorganization with respect to the RAFI Europe Fund. Accordingly, the Board has submitted the Plan of Reorganization for approval by the RAFI Europe Fund’s shareholders. The Board recommends that you vote “FOR” this Proposal.

*           *           *           *           *

ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS

Terms of the Plans of Reorganization

The terms of the Plans of Reorganization are summarized below. For additional information, you should consult the Plans of Reorganization, copies of which are attached as Appendix A.

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If shareholders of an Acquired Fund approve the Plan of Reorganization with respect to such Acquired Fund, then the assets of that Acquired Fund will be acquired by, and in exchange for, Class A and Class I shares, respectively, of the Acquiring Fund and the liabilities of such Acquired Fund will be assumed by the Acquiring Fund. That Acquired Fund will then be terminated by the Trust, and the Class A and Class I shares of the Acquiring Fund distributed to the Class A and Class I shareholders, respectively, of such Acquired Fund in the redemption of the Class A and Class I Acquired Fund Shares. Immediately after completion of the Reorganization, the number of shares of the Acquiring Fund then held by former shareholders of an Acquired Fund may be different than the number of shares of such Acquired Fund that had been held immediately before completion of the Reorganization, but the total investment will remain the same (i.e., the total value of the Acquiring Fund shares held immediately after the completion of the Reorganization will be the same as the total value of the Acquired Fund shares formerly held immediately before completion of the Reorganization). The consummation of one Reorganization is not contingent on the consummation of the other Reorganization.

It is anticipated that the Reorganizations will be consummated as of the close of business on April 23, 2021, or on such later date as may be deemed necessary in the judgment of the Board and in accordance with the Plans of Reorganization, subject to the satisfaction of all conditions precedent to the closing. It is not anticipated that the Acquired Funds will hold any investment that the Acquiring Fund would not be permitted to hold (“non-permitted investments”).

Description of the Securities to Be Issued

The Class A shareholders of each Acquired Fund will receive Class A shares of the Acquiring Fund, and the Class I shareholders of each Acquired Fund will receive Class I shares of the Acquiring Fund in accordance with the procedures provided for in the Plans of Reorganization. Each such share will be fully paid and non-assessable by the Trust when issued and will have no preemptive or conversion rights.

The Trust may issue an unlimited number of full and fractional shares of beneficial interest of the Acquiring Fund and divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust.  Each share of the Acquiring Fund represents an equal proportionate interest in that Fund with each other share.  The Trust reserves the right to create and issue any number of Fund shares.  In that case, the shares of the Acquiring Fund would participate equally in the earnings, dividends, and assets of the Fund.  Upon liquidation of the Acquiring Fund, shareholders are entitled to share proportionally (according to the net asset value of their shares of the Acquiring Fund) in the net assets of the Fund available for distribution to shareholders. The Acquiring Fund is a series of the Trust.

The Trust currently offers two classes of shares, Class A and Class I shares, for each Acquired Fund and the Acquiring Fund. Each series of the Trust has adopted a distribution plan in accordance with the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the distribution plan, Class A shares of each Acquired Fund and the Acquiring Fund are charged a Rule 12b-1 fee at the annual rate of 0.30% of the average daily net assets attributable to the Class A shares of the respective Fund. Because these distribution/service fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase your cost of investing and may cost more than paying other types of charges. Class I shares are not charged a Rule 12b-1 fee.

Board Considerations

At a meeting of the Board held on December 1-3, 2020 (the “Board Meeting”), the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the proposed reorganizations of the Acquired Funds, each a series of the Trust, into the Acquiring Fund, also a series of the Trust (the “Reorganizations”). The Board also considered proposed changes to the Acquiring Fund’s investment strategy, which will convert it from a fund that invests directly in individual securities to a “feeder fund” that will not invest directly in securities but rather invests in a single registered investment company referred to as a “master fund,” effective April 26, 2021 (the “Feeder Fund Change”). Before approving the Reorganizations, the Independent Trustees reviewed the foregoing information with their independent legal counsel and with management, reviewed with independent legal counsel applicable law and their duties in considering such matters, and met with independent legal counsel in a private session without management present.

The Board considered that the Goldman Fund was launched in September 2014 to provide capital appreciation, and that since June 2015, when the Goldman Fund’s assets peaked at $165 million, investor interest has steadily declined and the ownership level, as measured by shares outstanding, has fallen by over sixty percent. The Board noted that the steady decline in assets under management has translated to reverse economies of scale, creating a detriment for the Goldman Fund’s shareholders as well as JNAM.

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The Board considered that the Vanguard Fund was launched to provide long-term capital appreciation, and that the Vanguard Fund’s total expense ratio remains higher than Vanguard’s proprietary index mutual funds. The Board also noted that one distinction between the Vanguard Fund and the Acquiring Fund is that the Vanguard Fund holds roughly 20% in emerging market equities, while the Acquiring Fund invests only in developed markets, which has resulted in a modestly elevated risk profile of the Vanguard Fund, although its historical returns have mostly been in line with the Acquiring Fund since its inception.

The Board considered that the RAFI Asia Developed Fund was launched to track the performance of the RAFI® Fundamental Asia Developed Index, and that the RAFI Europe Fund was launched to track the performance of the RAFI® Fundamental Europe Index. The Board also considered that despite the strategy changes in June 2019 for both Funds, investor interest has varied and/or declined. The Board noted that the RAFI Asia Developed Fund’s ownership level has oscillated, associated with unfavorable performance, while the RAFI Europe Fund’s ownership level peaked in December 2015, and, despite an increase in 2017, has steadily declined since. The Board also noted that the RAFI Asia Developed Fund’s assets today are nearly half of their December 2017 peak, and that the RAFI Europe Fund’s ownership level is nearly forty percent of its 2015 peak, as measured by the shares outstanding.

The Board considered that the Reorganizations are part of an overall rationalization of the Trust’s offerings and is designed to eliminate inefficiencies arising from offering overlapping funds that serve as investment options for the Contracts issued by the Insurance Companies and certain non-qualified plans. The Board also considered that the Reorganizations also seek to increase assets under management in the Acquiring Fund in an effort to achieve additional economies of scale for beneficial owners of the Acquired Funds. The Board noted that the objective of the Reorganizations is to seek to ensure that a consolidated family of investments offers a streamlined, complete, and competitive set of underlying investment options to serve the interests of shareholders and Contract Owners. Thus, the Board considered the recommendation of JNAM to merge the Acquired Funds into the Acquiring Fund (which will, effective April 26, 2021, be converted into a feeder fund) because the Acquiring Fund (as well as the Master Fund in which the Mellon Feeder Fund will invest) is a broad index-tracking fund that has a diversity of risks, it should produce a stronger investor experience over the long term.

The Board considered a number of principal factors presented at the time of the Board Meeting in reaching its determinations, including the following:

•
Investment Objectives and Investment Strategies.  The Board noted that the Goldman Fund’s investment objective is to seek capital appreciation, the Vanguard Fund’s investment objective is to seek long-term capital appreciation, and that investment objective of each the RAFI Asia Developed Fund and the RAFI Europe Fund is to track the performance of an index with different geographic focuses (RAFI® Fundamental Asia Developed Index and RAFI® Fundamental Europe Index, respectively). The Board also considered management’s statement that shareholders of the Acquired Funds are expected to benefit from the increased scale, reduced turnover and a lower net total annual fund operating expense ratio and net management fee associated with the Reorganizations. As described below, the Board also considered how the Acquired Funds’ shareholders will benefit from the Reorganizations.  For a full description of the investment objectives and investment strategies of the Acquired Funds and Acquiring Fund, see “Comparison of Investment Objectives and Principal Investment Strategies."

•
Operating Expenses.  The Board considered that, if approved by the Acquired Fund’s shareholders, the Reorganization will result in a Combined Fund with a gross total annual fund operating expense ratio and management fee that are expected to be higher than those of each Acquired Fund currently ; however, the net total annual fund operating expense ratio and net management fee for the Mellon Feeder Fund are expected to be lower than those of each Acquired Fund currently. The Board also considered that following the Reorganizations, the Acquiring Fund, which will undergo a Feeder Fund Change, will bear its own operating expenses as well as its pro rata share of the Master Fund’s fees and expenses. The Board took into account that following the Feeder Fund Change, the management fees for the Acquiring Fund, inclusive of the Master Fund’s management fee, are expected to be higher than the management fees of the Acquiring Fund currently, and the net annual operating expense ratio is expected to be lower than the net annual operating expense ratio of the Acquiring Fund currently. See “Comparative Fee and Expense Tables.”

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•	Larger Asset Base. The Board considered that the Reorganizations may benefit Contract Owners and others with beneficial interests in the Acquired Funds by allowing them to invest in the Combined Fund that has a larger asset base than that of each Acquired Fund currently. The Board noted that as of September 30, 2020, the Goldman Fund had assets of $54.50 million, the Vanguard Fund had assets of $368.25 million, the RAFI Asia Developed Fund had assets of $172.57 million, and the RAFI Europe Fund had assets of $231.81 million, as compared to assets of $1.54 billion for the Acquiring Fund. The Board considered that reorganizing each of the Acquired Funds into the Acquiring Fund offers Contract Owners and other investors the ability to benefit from economies of scale.

•	Performance. The Board considered that the Acquiring Fund has outperformed the RAFI Asia Developed Fund and RAFI Europe Fund for the three-month period ended September 30, 2020, though the Goldman Fund and the Vanguard Fund have outperformed the Acquiring Fund over the same period. The Board noted that the Acquiring Fund has outperformed the Goldman Fund, RAFI Asia Developed Fund, and RAFI Europe Fund for the one-year and three-year periods ended September 30, 2020, while the Vanguard Fund has outperformed the Acquiring Fund over the same periods. The Board also noted that the Acquiring Fund outperformed each Acquired Fund during the 2019 calendar year, and the Goldman Fund, Vanguard Fund, and RAFI Europe Fund during the 2018 calendar year, while the Goldman Fund and the RAFI Asia Developed Fund outperformed the Acquiring Fund during the 2016 calendar year.

•	Investment Adviser and Other Service Providers. The Board considered that the Funds currently have the same investment adviser and administrator, JNAM, and many of the same service providers, with the exception of sub-adviser and custodians. Specifically, the Board considered that the Vanguard Fund doesn’t have a sub-adviser whereas the Goldman Fund is sub-advised by GSAM and Mellon, and each of the RAFI Asia Developed Fund, the RAFI Europe Fund, and the Acquiring Fund is sub-advised by Mellon. The Board also noted that the custodian for the Goldman Fund, the Vanguard Fund and the Acquiring Fund is JPMorgan Chase Bank, N.A., and the custodian for the RAFI Asia Developed Fund and the RAFI Europe Fund is State Street Bank & Trust Company. The Board also considered that the transfer agent for the Acquiring Fund, JNAM, and the distributor for shares of the Acquiring Fund, Jackson National Life Distributors LLC, are the same as for the Acquired Funds and will remain the same immediately after the Reorganizations. The Board considered that, as a result of the Feeder Fund Change, Mellon will continue to sub-advise the Acquiring Fund.

•	Federal Income Tax Consequences. The Board considered that the Reorganization is not expected to be a taxable event for federal income tax purposes for Contract Owners.

•	Costs of Reorganizations. The Board considered that the costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of these transactions, as well as the costs associated with the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM whether or not the Reorganizations are consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganizations.

For Proposal 1, the Board considered that it is currently anticipated that approximately 16.69% of the Goldman Fund’s holdings will be transferred to the Acquiring Fund in connection with the Reorganization in Proposal 1 (the “Proposal 1 Reorganization”) and that, prior to the Proposal 1 Reorganization, approximately 83.31% of the Goldman Fund’s holdings will be aligned or sold. Thus, the Board considered that for Proposal 1, the Goldman Fund will bear the Transaction Costs associated with the Proposal 1 Reorganization and that such Transaction Costs for Proposal 1 are estimated to be $70,591 (0.12% of net assets).

For Proposal 2, the Board considered that it is currently anticipated that approximately 100% of Vanguard Fund’s holdings will be liquidated in advance of the Reorganization in Proposal 2 (the “Proposal 2 Reorganization”) and the resulting proceeds will be invested in accordance with the Acquiring Fund’s principal investment strategies. Thus, the Board considered that for Proposal 2, there will be no Transaction Costs.

For Proposal 3, the Board considered that it is currently anticipated that approximately 32.78% of the RAFI Asia Developed Fund’s holdings will be transferred to the Acquiring Fund in connection with the Reorganization in Proposal 3 (the “Proposal 3 Reorganization”) and that, prior to the Proposal 3 Reorganization, approximately 67.22% of the RAFI Asia Developed Fund’s holdings will be aligned or sold. Thus, the Board considered that for Proposal 3, the RAFI Asia Developed Fund will bear the Transaction Costs associated with the Proposal 3 Reorganization and that such Transaction Costs for Proposal 3 are estimated to be $238,880 (0.14% of net assets).

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For Proposal 4, the Board considered that it is currently anticipated that approximately 49.29% of the RAFI Europe Fund’s holdings will be transferred to the Acquiring Fund in connection with the Reorganization in Proposal 4 (the “Proposal 4 Reorganization”) and that, prior to the Proposal 4 Reorganization, approximately 50.71% of the RAFI Europe Fund’s holdings will be aligned or sold. Thus, the Board considered that for Proposal 4, the RAFI Europe Fund will bear the Transaction Costs associated with the Proposal 4 Reorganization and that such Transaction Costs for Proposal 4 are estimated to be $106,442 (0.04% of net assets).

In summary, in determining whether to recommend approval of the Reorganizations, the Board considered factors including (1) the terms and conditions of the Reorganization and whether the Reorganizations would result in dilution of the Acquired Funds’ and Acquiring Fund’s shareholders’, Contract Owners’, and plan participants’ interests; (2) the compatibility of the Funds’ investment objectives, investment strategies, and investment restrictions, as well as shareholder services offered by the Funds; (3) the expense ratios and information regarding the fees and expenses of the Funds; (4) the advantages and disadvantages to the Acquired Funds’ and Acquiring Fund’s shareholders, Contract Owners, and plan participants of having a larger asset base in the Combined Fund; (5) the relative historical performance of the Funds; (6) the management of the Funds; (7) the federal income tax consequences of the Reorganizations; and (8) the costs of the Reorganizations. No one factor was determinative and each Trustee may have attributed different weights to the various factors. The Board did not determine any considerations related to the Reorganizations to be adverse.

The Board, including the Independent Trustees, determined that the Reorganizations would be in the best interests of the Acquired Funds and Acquiring Fund and that the interests of the Acquired Funds’ and Acquiring Fund’s Contract Owners and other investors would not be diluted as a result of the Reorganizations. The Board voted unanimously to approve the Reorganizations and recommended its approval by Contract Owners and others with beneficial interests in the Acquired Funds.

Description of Risk Factors

A Fund’s performance may be affected by one or more risk factors. For a detailed description of each Fund’s risk factors, please see “More Information on Strategies and Risk Factors” in Appendix B.

Federal Income Tax Consequences of the Reorganizations

As a condition to the consummation of each Reorganization, each Fund will have received one or more opinions of Ropes & Gray LLP, dated on or before the effective date of the Reorganization, substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for U.S. federal income tax purposes, the Reorganization will not be a taxable event for Contract Owners whose contract values are determined by investment in shares of the Acquired Funds. The opinion will be based on certain factual certifications made by officers of the Funds, the Adviser and the Insurance Companies offering the Contracts, and will also be based on reasonable assumptions.

None of the Trust, the Acquired Funds, or the Acquiring Fund has sought a tax ruling from the Internal Revenue Service (the “IRS”), but each is acting in reliance upon the opinions of counsel discussed in the previous paragraph. The opinions are not binding on the IRS and do not preclude the IRS from adopting a contrary position. Contract Owners should consult their own tax advisors concerning the potential tax consequences, including state and local income taxes.

Contingency Plan

If some, any, or all of the Reorganizations are not approved by shareholders, the Funds will continue to operate as they currently do and the Board will consider what actions are appropriate and in the best interests of Contract Owners that have assets invested in the Acquired Funds.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Management of the Trust

This section provides information about the Trust, the Adviser for the Funds, the Master-Feeder Structure, and the sub-advisers for the Goldman Fund, RAFI Asia Developed Fund, RAFI Europe Fund and Acquiring Fund.

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The Trust

The Trust is organized as a Massachusetts business trust and is registered with the SEC as an open-end management investment company. Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of its Board. Each Fund is a series of the Trust.

The Adviser

JNAM, located at 1 Corporate Way, Lansing, Michigan 48951, serves as the investment adviser to the Trust and provides the Funds with professional investment supervision and management. JNAM is registered with the SEC under the Investment Advisers Act of 1940, as amended (“Investment Advisers Act”). JNAM is a wholly owned subsidiary of Jackson National, a U.S. based financial services company. Jackson National is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc. Prudential plc is also the ultimate parent of PPM America, Inc.

JNAM acts as investment adviser to the Trust pursuant to an Investment Advisory and Management Agreement. Under the Investment Advisory and Management Agreement, JNAM is responsible for managing the affairs and overseeing the investments of the Funds and determining how voting and other rights with respect to securities owned by the Funds will be exercised. JNAM also provides recordkeeping, administrative and exempt transfer agent services to the Funds and oversees the performance of services provided to the Funds by other service providers, including the custodian and shareholder servicing agent. JNAM is authorized to delegate certain of its duties with respect to a Fund to a sub-adviser, subject to the approval of the Board, and is responsible for overseeing that sub-adviser’s performance. JNAM is solely responsible for payment of any fees to the sub-adviser(s) of a Fund.

JNAM plays an active role in advising and monitoring each Fund and sub-adviser, if any. For those Funds JNAM directly manages, JNAM, among other things, implements the investment objective and program by selecting securities and determining asset allocation ranges. When appropriate, JNAM recommends to the Board potential sub-advisers for a Fund. For those Funds managed by a sub-adviser, JNAM monitors each sub-adviser’s Fund management team to determine whether its investment activities remain consistent with the Funds’ investment strategies and objectives. JNAM also monitors changes that may impact the sub-adviser’s overall business, including the sub-adviser’s operations and changes in investment personnel and senior management, and regularly performs due diligence reviews of each sub-adviser. In addition, JNAM obtains detailed, comprehensive information concerning each Fund’s and sub-adviser’s performance and Fund operations. JNAM is responsible for providing regular reports on these matters to the Board.

The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Fund or the Board. It may be terminated at any time upon 60 days’ notice by JNAM, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon its assignment. The Investment Advisory and Management Agreement provides that JNAM shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of JNAM in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.  As compensation for its services, the Trust pays JNAM a separate fee in respect of each Fund as described in each Fund’s Prospectus.

Master-Feeder Structure

Effective April 26, 2021, the Acquiring Fund will operate as a “feeder fund.” A “feeder fund” is a fund that does not buy investment securities directly; instead, the feeder fund invests in a single registered investment company referred to as a “master fund.” The master fund purchases and manages a pool of investment securities. As a result of the Feeder Fund Change, as described above, the Acquiring Fund’s investment objective and restrictions will be the same as the Master Fund. The Master Fund is a series of the Trust that will commence operations on April 26, 2021. This structure differs from the other funds of the Trust and from other investment companies that invest directly in securities and are actively managed.

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Because the Acquiring Fund will invest all or substantially all of its assets in the Master Fund, the Acquiring Fund’s shareholders will bear the fees and expenses of both the Acquiring Fund and the Master Fund in which it invests. Thus, the Acquiring Fund’s expenses could be higher than those of mutual funds that invest directly in securities. The Master Fund may have other shareholders, each of whom, like the Acquiring Fund, will pay their proportionate share of the Master Fund’s expenses. The Master Fund may also have shareholders that are not feeder funds, but are separate accounts of insurance companies or qualified retirement plans. The expenses and, correspondingly, the returns of the other shareholders of the Master Fund may differ from those of the Acquiring Fund. The Master Fund will pay distributions to each Master Fund shareholder, including the Acquiring Fund. Also, a large-scale redemption by another feeder fund or any other large investor may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund and other shareholders, including the Acquiring Fund.

Under the master/feeder structure, the Acquiring Fund may withdraw its investment in the Master Fund if the Board determines that it is in the best interest of the Acquiring Fund and its shareholders to do so. The Master Fund may fulfill a large withdrawal by a distribution in-kind of portfolio securities, as opposed to a cash distribution. The Acquiring Fund could incur brokerage fees or other transaction costs in converting such securities to cash. The Board would consider when authorizing the withdrawal what action might be taken, including the investment of all of the assets of the Acquiring Fund in another pooled investment entity, having JNAM manage the Acquiring Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the Acquiring Fund’s assets in the Master Fund will not be a fundamental investment policy of the Acquiring Fund and a shareholder vote will not be required for the Acquiring Fund to withdraw its investment from the Master Fund.

Management Fees

As compensation for its advisory services, JNAM receives a fee from the Trust computed separately for the Funds, accrued daily and payable monthly.  The fee JNAM receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.

The table below shows the advisory fee rate schedule for each Fund as set forth in the Investment Advisory and Management Agreement and the aggregate annual fee the Fund paid to JNAM for the fiscal year ended December 31, 2019. Each Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the advisory fee rate should the Fund’s average daily net assets exceed specified amounts.

In addition to the fees disclosed below, the Vanguard Fund will indirectly bear its pro rata share of the fees of certain Underlying Funds.

The following terms apply in connection with JNAM’s contractual obligation to waive fees and reimburse expenses for the Vanguard Fund. The fee waiver will continue for at least one year from the date of the Vanguard Fund’s current prospectus, unless the Board approves a change in or elimination of the waiver. The fee waiver is subject to yearly review and approval by the Board, and there is no assurance that JNAM will continue to waive fees and reimburse expenses. The Vanguard Fund has agreed to reimburse JNAM in an amount equal to the full amount of fees that would have been payable by the Fund to JNAM or were reimbursed by JNAM in excess of its adviser fee. Such reimbursement by the Vanguard Fund shall be made monthly, but only if the operating expenses of the Fund (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses), without regard to such repayment, are at an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Vanguard Fund’s investment income for the period.

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Assets as of December 31, 2019
Goldman Fund	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	0.300% 0.250% 0.240% 0.230%	0.30%

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Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Assets as of December 31, 2019
Vanguard Fund[1]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.200% 0.175% 0.165% 0.155%	0.20%
RAFI Asia Developed Fund	$0 to $100 million $100 million to $3 billion $3 billion to $5 billion Over $5 billion	0.210% 0.180% 0.170% 0.160%	0.20%
RAFI Europe Fund	$0 to $100 million $100 million to $3 billion $3 billion to $5 billion Over $5 billion	0.210% 0.180% 0.170% 0.160%	0.19%
Mellon Fund[2]	$0 to $500 million $500 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	0.200% 0.150% 0.140% 0.130% 0.120%	0.16%
[1]	JNAM has contractually agreed to waive 0.03% of the management fees of the Vanguard Fund. The fee waiver will continue for at least one year from the date of the Vanguard Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.
[2]
JNAM has entered into a contractual agreement with the Mellon Feeder Fund, effective April 26, 2021, under which it will waive 0.095% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Master Fund, effective April 26, 2021, under which it will waive 0.105% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

The table below shows the Master Fund’s and Mellon Feeder Fund’s annual management fee and expenses, effective April 26, 2021, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.20%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.21%

Mellon Feeder Fund
Class A
Management Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.82%

Mellon Feeder Fund
Class I
Management Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.52%

Information regarding the effect of any waiver on the Master Fund’s total annual operating expenses can be found in the Master Fund’s prospectus.

A discussion of the basis for the Board’s approval of the Investment Advisory and Management Agreement is available in the Trust’s Annual Report to shareholders for the year ended December 31, 2019 and will be available in the Trust’s Annual Report to shareholders for the year ended December 31, 2020.

JNAM selects, contracts with, and compensates the sub-advisers to manage the investment and reinvestment of the assets of each Fund, except for the Vanguard Fund which does not have a sub-adviser. JNAM monitors the compliance of the sub-advisers with the investment objectives and related policies of the Funds, reviews the performance of the sub-advisers, and reports periodically on such performance to the Board. Under the terms of each of the sub-advisory agreements, each sub-adviser is responsible for supervising and managing the investment and reinvestment of the assets of the assigned Fund and for directing the purchase and sale of the Fund’s investment securities, subject to the oversight and supervision of JNAM and the Board.  The sub-advisers formulate a continuous investment program for a Fund consistent with its investment strategies, objectives and policies outlined in its Prospectus.  Each sub-adviser implements such program by purchases and sales of securities and regularly reports to JNAM and the Board with respect to the implementation of such program. As compensation for its sub-advisory services, each sub-adviser receives a fee from JNAM, computed separately for the applicable Fund, stated as an annual percentage of the Fund’s net assets. JNAM currently is obligated to pay the sub-advisers out of the advisory fee it receives from the applicable Fund.

The Goldman Fund has co-sub-advisers. JNAM has entered into separate investment sub-advisory agreements with each of the Goldman Fund’s sub-advisers. For the Goldman Fund, GSAM is responsible for the selection and allocation of investments, and Mellon is responsible for trading services. Pursuant to each sub-advisory agreement, JNAM pays each co-sub-adviser for providing services to JNAM with respect to the Goldman Fund at a monthly fee at an annual rate equal to a percentage of the Fund’s assets allocated to it.

JNAM and the Trust, together with other investment companies of which JNAM is investment adviser, have received an exemptive order (the “Order”) that allows JNAM to hire, replace or terminate unaffiliated sub-advisers or materially amend a sub-advisory agreement with an unaffiliated sub-adviser with the approval of the Board, but without the approval of shareholders.  However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management

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fee) charged to a Fund will be submitted to shareholders for approval. Under the terms of the Order, if a new sub-adviser is hired by JNAM, the affected Fund will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within ninety (90) days of the change. The Order allows the Funds to operate more efficiently and with greater flexibility.   JNAM provides oversight and evaluation services to the Funds, including, but not limited to the following services: performing initial due diligence on prospective sub-advisers for the Funds; monitoring the performance of sub-advisers; communicating performance expectations to the sub-advisers; and ultimately recommending to the Board whether a sub-adviser’s contract should be renewed, modified or terminated.

JNAM does not expect to recommend frequent changes of sub-advisers. Although JNAM will monitor the performance of the sub-advisers, there is no certainty that the sub-advisers or the Funds will obtain favorable results at any given time.

As compensation for the services for their respective Funds, GSAM, co-sub-adviser to the Goldman Fund, and Mellon, the other co-sub-adviser to the Goldman Fund and the sub-adviser to the RAFI Asia Developed Fund, RAFI Europe Fund, and Acquiring Fund, each receive a sub-advisory fee that is payable by JNAM. The following table shows the amount of sub-advisory fees that JNAM paid the sub-advisers (out of JNAM’s advisory fees) for the services provided by the respective sub-advisers for the fiscal year ended December 31, 2019:

Fund	Co-Sub-Advisers	Aggregate Fees Paid to Sub-Advisers
		Dollar Amount	As a Percentage of Average Daily Net Assets as of December 31, 2019
Goldman Fund[1]	Mellon GSAM	$45,983	0.09%
Vanguard Fund[2]	N/A	N/A	N/A
RAFI Asia Developed Fund	N/A	$84,326	0.04%
RAFI Europe Fund	N/A	$115,398	0.03%
Mellon Fund	N/A	$332,783	0.02%
[1]	Assets for the Goldman Fund are aggregated with the assets of the following Funds (which are also series of the Trust) in calculating the GSAM sub-advisory fee: JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Goldman Sachs Intrinsic Value Fund, and JNL/Goldman Sachs Total Yield Fund.
[2]	The Vanguard Fund does not have a sub-adviser.

A discussion of the basis for the Board’s approval of the sub-advisory agreements is available in the Trust’s Annual Report to shareholders for the year ended December 31, 2019 and will be available in the Trust’s Annual Report to shareholders for the year ended December 31, 2020.

In addition to the investment advisory fee, each Fund currently pays to JNAM (the “Administrator”) an administrative fee as an annual percentage of the average daily net assets of each Fund, accrued daily and paid monthly, as set forth below.

Fund	Assets	Administrative Fee (Annual Rate Based on Average Net Assets)
Goldman Fund	$0 to $3 billion Assets over $3 billion	0.15%[1] 0.13%[1]
Vanguard Fund	$0 to $3 billion Assets over $3 billion	0.15% 0.13%
RAFI Asia Developed Fund	$0 to $3 billion Assets over $3 billion	0.15%[1] 0.13%[1]
RAFI Europe Fund	$0 to $3 billion Assets over $3 billion	0.15%[1] 0.13%[1]

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Fund	Assets	Administrative Fee (Annual Rate Based on Average Net Assets)
Mellon Fund	$0 to $3 billion Assets over $3 billion	0.15%[2] 0.13%[2]

[1]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the Goldman Fund, RAFI Asia Developed Fund, and RAFI Europe Fund. Each fee waiver will continue for at least one year from the date of each Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the respective waiver. Each fee waiver is subject to yearly review and approval by the Board.
[2]	Effective April 26, 2021, the administrative fee will be calculated based on the average net assets of the Master Fund, which includes assets of the Mellon Feeder Fund.

In return for the administrative fee, the Administrator provides or procures all necessary administrative functions and services for the operation of each Fund.  In addition, the Administrator, at its own expense, provides or procures routine legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for nonrecurring and extraordinary legal fees, interest expenses, registration fees, licensing costs, directors and officers insurance, expenses related to the Funds’ Chief Compliance Officer, and the fees and expenses of the Independent Trustees and of independent legal counsel to the Independent Trustees (categorized as “Other Expenses” in the fee tables).

Portfolio Management (the Vanguard Fund)

The allocations for the Vanguard Fund are made by JNAM. The individuals responsible for application of the Fund’s strategy, executing trades and allocation of capital to the various strategies for the Fund are William Harding, Sean Hynes, and Mark Pliska. The following table describes the Fund’s Adviser, portfolio managers, and each portfolio manager’s business experience.

Vanguard Fund (Acquired Fund)
Adviser & Portfolio Managers	Portfolio Managers’ Business Experience
Jackson National Asset Management, LLC 225 West Wacker Drive, Chicago, Illinois 60606 Portfolio Managers William Harding, CFA Sean Hynes, CFA, CAIA Mark Pliska, CFA

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked

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Vanguard Fund (Acquired Fund)
Adviser & Portfolio Managers	Portfolio Managers’ Business Experience
as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

Portfolio Management and the Sub-Advisers (the Goldman Fund, RAFI Asia Developed Fund, RAFI Europe Fund, and the Acquiring Fund)

There is no sub-adviser for the Vanguard Fund.

The Goldman Fund engages co-sub-advisers. GSAM serves as the sub-adviser responsible for the selection and allocation of investments. Mellon serves as the sub-adviser responsible for trading services for the Goldman Fund.

GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. LLC (“Goldman Sachs”).

Mellon is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation. Mellon is responsible for managing the investment of portfolio assets for the Goldman Fund according to the allocations by GSAM. Mellon directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by GSAM. The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of GSAM portfolio allocations are Thomas Durante, Marlene Walker Smith, David France, Todd Frysinger, Vlasta Sheremeta, and Michael Stoll.

The following table describes the Goldman Fund’s sub-advisers, portfolio managers, and each portfolio manager’s business experience. Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities of the Goldman Fund is available in the Trust’s Statement of Additional Information.

Goldman Fund (Acquired Fund)
Sub-Advisers & Portfolio Managers	Portfolio Managers’ Business Experience
Goldman Sachs Asset Management, L.P. 200 West Street New York, New York, 10282 Portfolio Managers Marcus Ng, CFA Nicholas Chan, CFA

Marcus Ng, CFA is a portfolio manager on the Quantitative Investment Strategies (QIS) team within GSAM. He joined GSAM in 2019 as a vice president. Prior to joining GSAM, Mr. Ng was at S&P Investment Advisory Services (“SPIAS”), having joined in 2006. He managed the advisory quantitative equity portfolios and was responsible for quantitative portfolio research to enhance existing models and develop new strategies. Prior to joining SPIAS, Mr. Ng worked for the ClariFI® group at S&P Global Market Intelligence (formerly S&P Capital IQ) advising clients on how to use the full suite of technologies in the development of quantitative equity strategies. Mr. Ng holds a Master of Science in Investment Management from Boston University and a Bachelor of Science degree in Physics from California Institute of Technology. He is also a CFA charterholder.

Nicholas Chan, CFA is a portfolio manager on the Quantitative Investment Strategies (QIS) team within GSAM. He also oversees the team’s client portfolio management effort in the Americas and Bengaluru. Mr. Chan joined Goldman Sachs in 2000. He earned an AB in International Relations, with honors and Phi Beta Kappa, from Stanford University in 2000 and an MBA from Harvard Business School in 2006. He is a CFA charterholder.

Mellon Investments Corporation BNY Mellon Center One Boston Place Boston, Massachusetts 02108	Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

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Vanguard Fund (Acquired Fund)
Sub-Advisers & Portfolio Managers	Portfolio Managers’ Business Experience
Portfolio Managers Thomas Durante, CFA Marlene Walker Smith David France, CFA Todd Frysinger, CFA Vlasta Sheremeta, CFA Michael Stoll

 Marlene Walker Smith, is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll, is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

Mellon is also the sub-adviser to the RAFI Asia Developed Fund, the RAFI Europe Fund, and the Acquiring Fund. For each of these Funds, Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of each Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in each Fund’s portfolio as they deem appropriate in the pursuit of that Fund’s investment objectives.

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The individual members of the team who are jointly and primarily responsible for the day-to-day management of portfolio for the RAFI Asia Developed Fund, the RAFI Europe Fund, and the Acquiring Fund are Thomas Durante, Marlene Walker Smith, David France, Todd Frysinger, Vlasta Sheremeta, and Michael Stoll. Mr. Durante, Ms. Walker, Mr. France, Mr. Frysinger, Ms. Sheremeta, and Mr. Stoll review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds. Mr. Durante, Ms. Walker, Mr. France, Mr. Frysinger, Ms. Sheremeta, and Mr. Stoll play equal roles with respect to the management of the Funds and each has the authority to approve transactions to the Funds.

The following table describes the RAFI Asia Developed Fund’s, the RAFI Europe Fund’s, and the Acquiring Fund’s sub-adviser, portfolio managers, and the portfolio managers’ business experience. Information about the portfolio manager’s compensation, other accounts they manage and their ownership of securities of the RAFI Asia Developed Fund, the RAFI Europe Fund, and the Acquiring Fund is available in the Trust’s Statement of Additional Information.

RAFI Asia Developed Fund (Acquired Fund) RAFI Europe Fund (Acquired Fund) Mellon Fund (Acquiring Fund)
Sub-Adviser & Portfolio Managers	Portfolio Managers’ Business Experience

Mellon Investments Corporation

BNY Mellon Center

One Boston Place

Boston, Massachusetts 02108

Portfolio Managers

Thomas Durante, CFA

Marlene Walker Smith

David France, CFA

Todd Frysinger, CFA

Vlasta Sheremeta, CFA

Michael Stoll

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Funds since 2010.

Marlene Walker Smith, is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of

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RAFI Asia Developed Fund (Acquired Fund) RAFI Europe Fund (Acquired Fund) Mellon Fund (Acquiring Fund)
Sub-Adviser & Portfolio Managers	Portfolio Managers’ Business Experience

Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll, is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

Investment Adviser (the Mellon Feeder Fund and the Master Fund)

As a result of the Feeder Fund Change as described above, effective April 26, 2021, the Mellon Feeder Fund will invest its assets in the Master Fund, and investment advisory services for the Acquiring Fund will be provided at the Master Fund level by Mellon. Pursuant to the Investment Advisory and Management Agreement, effective April 26, 2021, JNAM will provide those services for the Mellon Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. JNAM will provide master-feeder operational support services to the Mellon Feeder Fund under the Investment Advisory and Management Agreement so long as the Mellon Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Mellon Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Mellon Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Mellon Feeder Fund with respect to its investment in the Master Fund.

If the Mellon Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Mellon Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Investment Advisory and Management Agreement. For these services, JNAM would be entitled to receive a fee based on the Mellon Feeder Fund’s average daily net assets, accrued daily and paid monthly.

Portfolio Management and the Sub-Adviser (the Master Fund)

Effective April 26, 2021, the Acquiring Fund will no longer be sub-advised by Mellon, but Mellon will supervise and manage the investment portfolio of the Master Fund and direct the purchase and sale of the Master Fund’s investment securities. Mellon will utilize teams of investment professionals acting together to manage the assets of the Master Fund. The team will meet regularly to review portfolio holdings and to discuss purchase and sale activity. The team will adjust holdings in the portfolio as they deem appropriate in the pursuit of the Master Fund’s investment objectives. The individual members of the team who will be jointly and primarily responsible for the day-to-day management of the Master Fund’s portfolio are Thomas Durante, Marlene Walker Smith, David France, Todd Frysinger, Vlasta Sheremeta, and Michael Stoll. The following table describes the Master Fund’s sub-adviser, portfolio managers, and each portfolio manager’s business experience, following the Feeder Fund Change, effective April 26, 2021.

Mellon Feeder Fund (Acquiring Fund) (following the Feeder Fund Change, effective April 26, 2021)
Sub-Adviser & Portfolio Managers to the Master Fund	Portfolio Managers’ Business Experience

Mellon Investments Corporation

BNY Mellon Center

One Boston Place

Boston, Massachusetts 02108

Portfolio Managers

Thomas Durante, CFA

Marlene Walker Smith

David France, CFA

Todd Frysinger, CFA

Vlasta Sheremeta, CFA

Michael Stoll

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.

Marlene Walker Smith, is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

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Mellon Feeder Fund (Acquiring Fund) (following the Feeder Fund Change, effective April 26, 2021)
Sub-Adviser & Portfolio Managers to the Master Fund	Portfolio Managers’ Business Experience

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll, is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

Additional Information

Classes of Shares

The Trust has adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act.  Under the multi-class plan, the Funds have two classes of shares, Class A and Class I. As discussed in “Distribution Arrangements” below, the Class A shares of the Funds are subject to a Rule 12b-1 fee equal to 0.30% of the Fund’s average daily net assets attributable to Class A shares. Class I shares are not subject to a Rule 12b-1 fee. Under the multi-class structure, the Class A shares and Class I shares of the Funds represent interests in the same portfolio of securities and are substantially the same except for “class expenses.”

The expenses of the Funds are borne by each class of shares based on the net assets of the Fund attributable to each Class, except that class expenses are allocated to the appropriate class.  “Class expenses” include any distribution, administrative or service expense allocable to that class, pursuant to the distribution plan described below, and any other expenses that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular class (or Contract Owners funded by shares of such class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one class.

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Distribution Arrangements

Jackson National Life Distributors LLC (“JNLD” or the “Distributor”), 300 Innovation Dr., Franklin, Tennessee 37067, a wholly owned subsidiary of Jackson National, is the principal underwriter of the Funds of the Trust. JNLD is a wholly owned subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd., a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

JNLD is responsible for promoting sales of each Fund’s shares. The Distributor also is the principal underwriter of the variable annuity insurance products issued by Jackson National and its subsidiaries. On behalf of the Funds, the Trust has adopted, in accordance with the provisions of Rule 12b-1 under the 1940 Act, an Amended and Restated Distribution Plan (“Plan”) with respect to the Class A shares of each Fund. The Board, including all of the Independent Trustees, must approve, at least annually, the continuation of the Plan. Under the Plan, each Fund pays a Rule 12b-1 fee to JNLD, as principal underwriter, at an annual rate of 0.30% of the Fund’s average daily net assets attributed to Class A shares, as compensation for distribution, administrative or other service activities incurred by JNLD and its affiliates with respect to Class A shares. Class I shares are not subject to a Rule 12b-1 fee. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  To the extent consistent with the Plan and applicable law, the Distributor may use the Rule 12b-1 fee to compensate broker-dealers, administrators, financial intermediaries or others for providing or assisting in providing distribution and related additional services.

The Distributor and/or an affiliate have the following relationships with one or more of the sub-advisers and/or their respective affiliates:

•	The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which those sub-advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser’s participation.

•	The Distributor acts as distributor of variable insurance contracts and variable life insurance policies issued by the Insurance Companies. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the Prospectus or statement of additional information for the variable insurance contracts and variable life insurance policies.

Payments to Broker-Dealers and Financial Intermediaries

Only Separate Accounts of the Insurance Companies and series, including fund of funds, of registered investment companies in which either or both of the Insurance Companies invest may purchase shares of the Funds. You may invest indirectly in the Funds through your purchase of a variable annuity or life insurance contract issued by Separate Accounts of the Insurance Companies that invests directly, or through a fund of funds, in these Funds. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable Separate Account through which you invest indirectly. If an investor invests in the Funds under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and the salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment in Trust Shares

Shares of the Funds are presently offered only to Separate Accounts of the Insurance Companies to fund the benefits under certain Contracts, to non-qualified retirement plans, and to other regulated investment companies. The Separate Accounts, through their various sub-accounts that invest in designated Funds, purchase the shares of the Funds at their net asset value (“NAV”) using premiums received on Contracts issued by the insurance company. Shares of the Funds are not available to the general public for direct purchase.

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Purchases are effected at NAV next determined after the purchase order is received by JNAM as the Funds’ transfer agent in proper form. There is no sales charge.

The price of each Fund’s shares is based on its NAV. The NAV of each Fund’s shares is generally determined by JNAM once each day on which the New York Stock Exchange (“NYSE”) is open (a “Business Day”) at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of each Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act.  The NAV per share of each Fund is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  To the extent circumstances prevent the use of the primary calculation methodology previously described, the Adviser may use alternative methods to calculate the NAV. Generally, the value of exchange-listed or exchange-traded securities is based on their respective market prices, and fixed income securities are valued based on prices provided by an independent pricing service.

The Vanguard Fund is comprised of Underlying Funds. As such, the Vanguard Fund’s NAV is calculated based on the combined NAVs of the Underlying Funds in which it invests.

Domestic fixed-income and foreign securities are normally priced using data reflecting the closing of the principal markets or market participants for those securities, which may be earlier than the NYSE close. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

The Board has adopted procedures pursuant to which JNAM may determine, subject to Board oversight, the “fair value” of a security for which a current market price is not available or the current market price is considered unreliable or inaccurate.  Under these procedures, the “fair value” of a security generally will be the amount, determined by JNAM in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Board has established a valuation committee to review fair value determinations pursuant to the Trust’s “Valuation Guidelines.”  The valuation committee will also review the value of restricted securities, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g., disorderly market transactions). In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the valuation committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is otherwise reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the valuation committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs.

The Funds may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares.  As a result, a Fund’s NAV may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s NAV (“time-zone arbitrage”). Accordingly, the Trust’s procedures for valuing of portfolio securities also authorize JNAM, subject to oversight by the Board, to determine the “fair value” of such foreign securities for purposes of calculating a Fund’s NAV. JNAM will “fair value” foreign securities held by a Fund if it determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which the securities owned by a Fund principally are traded, but prior to the time of the Fund’s NAV calculation, which reasonably can be expected to affect the value of such security. Under the Trust’s valuation procedures, a “significant event” affecting a single issuer might include, but is not limited to, an announcement by the issuer, a competitor, a creditor, a major holder of the issuer’s securities, a major customer or supplier, or a governmental, regulatory or self-regulatory authority relating to the issuer, the issuer’s products or services, or the issuer’s securities, and a “significant event” affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority

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relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV. These procedures seek to minimize the opportunities for “time zone arbitrage” in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are separately credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

“Market Timing” Policy

Fund shares may only be purchased by Separate Accounts of the Insurance Companies, the Insurance Companies themselves, unqualified retirement plans and certain other regulated investment companies.

The interests of a Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other Contract Owners invested in the Separate Accounts. Such short-term trading activity, when excessive, has the potential to, among other things, compromise efficient portfolio management, generate transaction and other costs, and dilute the value of Fund shares held by long-term shareholders.  This type of excessive short-term trading activity is referred to herein as “market timing.”   The Funds are not intended to serve as vehicles for market timing.  The Board has adopted policies and procedures with respect to market timing.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, “service providers”) take various steps designed to deter and curtail market timing with the cooperation of the Insurance Companies. For example, in the event of a round trip transfer, complete or partial redemptions by a shareholder from a sub-account investing in a Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and the corresponding Fund) within fifteen (15) calendar days of the redemption. The Funds will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder.

In addition to identifying any potentially disruptive trading activity, the Funds’ Board has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds. The “fair value” pricing policy applies to the Underlying Funds in which the Vanguard Fund invests. The “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred. The “fair value” pricing policy is described under “Investment in Trust Shares” above.

The policies and procedures described above are intended to deter and curtail market timing in the Funds.  However, there can be no assurance that these policies, together with those of the Insurance Companies, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on the Insurance Companies to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.

A description of Jackson National’s anti-market timing policies and procedures can be found in the appropriate variable insurance contract Prospectus (the “Separate Account Prospectus”). The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund’s anti-market timing policies if they are not in violation of the Separate Accounts’ anti-market timing policies and procedures.

Share Redemption

A Separate Account redeems shares of a Fund to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions typically are processed on any day on which the Trust and the NYSE are open for business and are effected at net asset value next determined after the redemption order is received by JNAM, the Fund’s transfer agent, in proper form.

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The Trust may suspend the right of redemption only under the following circumstances:

•	When the NYSE is closed (other than weekends and holidays) or trading is restricted;
•	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or
•	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

The Funds typically expect that a Fund will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds of orders to purchase Fund shares or the proceeds from the sale of portfolio securities to meet redemption requests, if consistent with the management of each Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds have in place a line of credit intended to provide short-term financing, if necessary, subject to certain conditions, in connection with stressed market conditions or atypical redemption activity. The Funds, pursuant to an exemptive order issued by the SEC and a master Interfund Lending agreement, also have the ability to lend or borrow money for temporary purposes directly to or from one another.

In the case of a liquidity event, a Fund’s share price and/or returns may be negatively impacted. If a liquidity event occurs, JNAM will notify the Board of the liquidity event and take corrective action. Corrective action may include, among other things, use of the Fund’s line of credit or Interfund Lending Program.

Redemptions will generally be in the form of cash, although a Fund reserves the right to redeem in kind from another Fund.  If a Fund redeems shares in kind from another Fund, it may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

Dividends and Other Distributions

The Vanguard Fund and the RAFI Asia Developed Fund, which currently intend to qualify and be eligible for treatment as partnerships (together, the “Acquired Partnership Funds”), generally do not expect to make distributions of their net investment income and net realized capital gains. The Goldman Fund and the RAFI Europe Fund, which currently intend to qualify and be eligible for treatment as regulated investment companies (together, the “Acquired RIC Funds”), and the Acquiring Fund, which also currently intends to qualify and be eligible for treatment as a regulated investment company, generally distribute most or all of their net investment income and net realized capital gains, if any, no less frequently than annually.

For each Fund, distributions other than in redemption of Fund shares, if any, are automatically reinvested at net asset value in shares of the distributing class of that Fund.

Tax Status

Each Acquired RIC Fund intends to qualify and be eligible for treatment as a “regulated investment company” (also known as a “RIC”) under Subchapter M of the Code. As a regulated investment company, each Acquired RIC Fund intends to distribute all its net investment income and net capital gains to shareholders no less frequently than annually and, therefore, does not expect to be required to pay any federal income or excise taxes. The interests in each Acquired RIC Fund are generally owned by one or more Separate Accounts that hold such interests pursuant to Contracts, by various funds of the Trust, which are partnerships for U.S. federal income tax purposes, and by Jackson National.

Each Acquired RIC Fund is treated as a corporation separate from the Trust for purposes of the Code. Therefore, the assets, income, and distributions of each Acquired RIC Fund are considered separately for purposes of determining whether or not each Acquired RIC Fund qualifies for treatment as a regulated investment company under Subchapter M of the Code.

Because the shareholders of each Acquired RIC Fund are Separate Accounts of variable insurance contracts, certain partnerships, the owners of which are Separate Accounts, and Jackson National, there are no tax consequences to those shareholders from buying, holding, exchanging and selling shares of each Acquired RIC Fund, provided certain requirements are met. Distributions from each Acquired RIC Fund are not taxable to those shareholders. However, owners of Contracts should consult the applicable Separate Account Prospectus for more detailed information on tax issues related to the Contracts.

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Each Acquired RIC Fund intends to comply with the diversification requirements currently imposed by the Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax-advantaged status of the Contracts issued by Separate Accounts. The Investment Advisory and Management Agreement and sub-advisory agreement require each Acquired RIC Fund to be operated in compliance with these diversification requirements. Each sub-adviser may depart from the investment strategy of each Acquired RIC Fund only to the extent necessary to meet these diversification requirements.

Each Acquired Partnership Fund intends to be treated as a partnership for U.S. federal income tax purposes and does not expect to make regular distributions (other than in redemption of Acquired Partnership Fund Shares) to shareholders. The interests in each Acquired Partnership Fund are generally owned by one or more Separate Accounts that hold such interests pursuant to Contracts, by various funds of the Trust, which are partnerships for U.S. federal income tax purposes, and by Jackson National.

Each Acquired Partnership Fund is treated as a partnership separate from the Trust for purposes of the Code. Therefore, the assets, income, and distributions, if any, of each Acquired Partnership Fund are considered separately for purposes of determining the tax classification of each Acquired Partnership Fund.

Because the shareholders of each Acquired Partnership Fund are Separate Accounts of variable insurance contracts, certain other partnerships, the owners of which are Separate Accounts, and Jackson National, there are no tax consequences to those shareholders from buying, holding, exchanging and selling shares of each Acquired Partnership Fund. Distributions from each Acquired Partnership Fund, if any, are not taxable to those shareholders. However, owners of Contracts should consult the applicable Separate Account Prospectus for more detailed information on tax issues related to the Contracts.

Each Acquired Partnership Fund intends to comply with the diversification requirements currently imposed by the Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax-advantaged status of the Contracts issued by Separate Accounts. The Investment Advisory and Management Agreement and/or sub-advisory agreement require each Acquired Partnership Fund to be operated in compliance with these diversification requirements. The Adviser and/or sub-adviser may depart from the investment strategy of each Acquired Partnership Fund only to the extent necessary to meet these diversification requirements.

The Acquiring Fund intends to continue to qualify and be eligible for treatment as a “regulated investment company” (also known as a “RIC”) under Subchapter M of the Code. As a regulated investment company, the Acquiring Fund intends to distribute all its net investment income and net capital gains to shareholders no less frequently than annually and, therefore, does not expect to be required to pay any federal income or excise taxes. The interests in the Acquiring Fund are generally owned by one or more Separate Accounts that hold such interests pursuant to Contracts, by various funds of the Trust, which are partnerships for U.S. federal income tax purposes, and by Jackson National.

The Acquiring Fund is treated as a corporation separate from the Trust for purposes of the Code. Therefore, the assets, income, and distributions of the Acquiring Fund are considered separately for purposes of determining whether or not the Acquiring Fund qualifies for treatment as a regulated investment company under Subchapter M of the Code.

Because the shareholders of the Acquiring Fund are Separate Accounts of variable insurance contracts, certain partnerships, the owners of which are Separate Accounts, and Jackson National, there are no tax consequences to those shareholders from buying, holding, exchanging and selling shares of the Acquiring Fund, provided certain requirements are met. Distributions from the Acquiring Fund are not taxable to those shareholders. However, owners of Contracts should consult the applicable Separate Account Prospectus for more detailed information on tax issues related to the Contracts.

The Acquiring Fund intends to comply with the diversification requirements currently imposed by the Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax-advantaged status of the Contracts issued by Separate Accounts. The Investment Advisory and Management Agreement and sub-advisory agreement require the Acquiring Fund to be operated in compliance with these diversification requirements. The sub-adviser may depart from the investment strategy of the Acquiring Fund only to the extent necessary to meet these diversification requirements.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Acquired Funds and the Acquiring Fund for the past five years or, if shorter, the period of the Fund’s operations. The following tables provide selected per share data for one share of each Fund. The total returns in the financial highlights table represent the rate that an investor would have earned (or lost) on an investment in an Acquired Fund or the Acquiring Fund (assuming reinvestment of all dividends and distributions) held for the entire period. The information does not reflect any charges imposed under a Contract.  If charges imposed under a variable contract were reflected, the returns would be lower.  You should refer to the appropriate Contract prospectus regarding such charges. Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Trust’s Annual Report. The information for the period ended June 30, 2020 has not been audited. The unaudited interim financial statements as of June 30, 2020, reflect all adjustments which are, in the opinion of management, of a normal recurring nature and necessary for a fair statement of the results for the interim period presented. Each Fund’s financial statements are included in the Trust’s Annual Report and Semi-Annual Report, which are available upon request.

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JNL Series Trust – Acquired Funds and Acquiring Fund

Financial Highlights

For a Share Outstanding

The information for the period ended June 30, 2020 has not been audited.

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)(b)
Period ended		Net asset value, beginning of period ($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(g)

JNL/Goldman Sachs International 5 Fund (Acquired Fund)(h)(i)
Class A
06/30/20		10.50	0.13	(2.27)	(2.14)	—	—	8.36	(20.38)	53,901	70	0.75	0.75	3.02
12/31/19		9.16	0.35	1.27	1.62	(0.28)	—	10.50	17.82	62,001	53	0.75	0.75	3.46
12/31/18		11.53	0.35	(2.11)	(1.76)	(0.61)	—	9.16	(15.48)	44,187	72	0.78	0.78	3.17
12/31/17		9.56	0.27	2.84	3.11	(1.14)	—	11.53	33.09	47,468	135	0.81	0.81	2.55
12/31/16		9.19	0.29	0.46	0.75	(0.38)	—	9.56	8.28	112,237	73	0.80	0.80	3.13
12/31/15		9.46	0.27	(0.47)	(0.20)	(0.07)	—	9.19	(2.15)	122,919	79	0.80	0.80	2.79

Class I
06/30/20		10.51	0.14	(2.27)	(2.13)	—	—	8.38	(20.27)	1,269	70	0.40	0.45	3.33
12/31/19		9.17	0.37	1.28	1.65	(0.31)	—	10.51	18.12	1,548	53	0.40	0.45	3.71
12/31/18		11.53	0.34	(2.06)	(1.72)	(0.64)	—	9.17	(15.10)	723	72	0.43	0.48	3.26
12/31/17	‡‡	10.98	0.04	0.51	0.55	—	—	11.53	5.01	1	135	0.72	0.72	1.32

JNL/RAFI Fundamental Asia Developed Fund (Acquired Fund)(h)
Class A
06/30/20		12.56	0.13	(1.81)	(1.68)	—	—	10.88	(13.38)	172,205	15	0.68	0.68	2.39
12/31/19		13.31	0.47	1.58	2.05	(0.60)	(2.20)	12.56	15.88	225,384	168	0.67	0.67	3.34
12/31/18		16.73	0.44	(2.74)	(2.30)	(0.72)	(0.40)	13.31	(13.86)	226,678	95	0.65	0.65	2.84
12/31/17		14.00	0.44	2.80	3.24	(0.51)	—	16.73	23.24	317,697	97	0.66	0.66	2.81
12/31/16		13.59	0.36	0.91	1.27	(0.28)	(0.58)	14.00	9.60	225,001	96	0.66	0.66	2.67
12/31/15		13.67	0.28	0.40	0.68	(0.29)	(0.47)	13.59	4.97	236,909	145	0.70	0.70	1.94

Class I
06/30/20		12.73	0.16	(1.85)	(1.69)	—	—	11.04	(13.28)	660	15	0.37	0.38	2.84
12/31/19		13.46	0.51	1.62	2.13	(0.66)	(2.20)	12.73	16.29	560	168	0.37	0.37	3.65
12/31/18		16.90	0.46	(2.75)	(2.29)	(0.75)	(0.40)	13.46	(13.62)	222	95	0.35	0.35	2.96
12/31/17	‡	14.13	0.49	2.81	3.30	(0.53)	—	16.90	23.49	111	97	0.43	0.43	3.09
12/31/16		13.71	0.40	0.91	1.31	(0.31)	(0.58)	14.13	9.82	77	96	0.46	0.46	2.89
12/31/15		13.78	0.33	0.38	0.71	(0.31)	(0.47)	13.71	5.16	69	145	0.50	0.50	2.27

JNL/RAFI Fundamental Europe Fund (Acquired Fund)(h)
Class A
06/30/20		12.06	0.14	(2.48)	(2.34)	—	—	9.72	(19.40)	241,844	5	0.68	0.68	2.84
12/31/19		11.13	0.54	1.05	1.59	(0.66)	—	12.06	14.55	323,545	137	0.67	0.67	4.54
12/31/18		13.55	0.51	(2.50)	(1.99)	(0.43)	—	11.13	(14.80)	349,696	68	0.65	0.65	4.00
12/31/17		11.26	0.41	2.26	2.67	(0.38)	—	13.55	23.74	488,095	63	0.65	0.65	3.19
12/31/16		11.85	0.37	(0.59)	(0.22)	(0.37)	—	11.26	(1.84)	350,097	81	0.65	0.65	3.26
12/31/15		12.57	0.34	(0.57)	(0.23)	(0.21)	(0.28)	11.85	(1.95)	465,106	51	0.68	0.68	2.65

Class I
06/30/20		12.17	0.16	(2.50)	(2.34)	—	—	9.83	(19.23)	380	5	0.37	0.38	3.15
12/31/19		11.24	0.54	1.10	1.64	(0.71)	—	12.17	14.86	535	137	0.37	0.37	4.51
12/31/18		13.68	0.49	(2.47)	(1.98)	(0.46)	—	11.24	(14.58)	221	68	0.35	0.35	4.00
12/31/17	‡	11.36	0.45	2.27	2.72	(0.40)	—	13.68	24.00	37	63	0.42	0.42	3.45
12/31/16		11.95	0.38	(0.57)	(0.19)	(0.40)	—	11.36	(1.60)	23	81	0.45	0.45	3.26
12/31/15		12.67	0.39	(0.61)	(0.22)	(0.22)	(0.28)	11.95	(1.82)	20	51	0.48	0.48	3.03

JNL/Vanguard International Stock Market Index Fund (Acquired Fund)
Class A
06/30/20		10.74	0.05	(1.21)	(1.16)	—	—	9.58	(10.80)	325,900	6	0.60	0.65	0.99
12/31/19		8.88	0.28	1.58	1.86	—	—	10.74	20.95	339,835	7	0.58	0.65	2.86
12/31/18		10.45	0.25	(1.82)	(1.57)	—	—	8.88	(15.02)	221,452	18	0.58	0.65	2.55
12/31/17	*	10.00	0.11	0.34	0.45	—	—	10.45	4.50	118,273	65	0.58	0.65	3.95

Class I
06/30/20		10.80	0.06	(1.20)	(1.14)	—	—	9.66	(10.56)	8,192	6	0.30	0.35	1.31
12/31/19		8.91	0.32	1.57	1.89	—	—	10.80	21.21	8,194	7	0.28	0.35	3.24
12/31/18		10.45	0.34	(1.88)	(1.54)	—	—	8.91	(14.74)	4,611	18	0.28	0.35	3.47
12/31/17	*	10.00	0.13	0.32	0.45	—	—	10.45	4.50	189	65	0.28	0.35	4.58

79

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(g)

JNL/Mellon International Index Fund (Acquiring Fund)(h)
Class A
06/30/20		13.80	0.14	(1.65)	(1.51)	—	—	12.29	(10.94)	1,264,507	2	0.63	0.63	2.40
12/31/19		11.95	0.36	2.15	2.51	(0.37)	(0.29)	13.80	21.21	1,514,294	4	0.63	0.63	2.69
12/31/18		15.59	0.38	(2.49)	(2.11)	(0.51)	(1.02)	11.95	(13.91)	1,356,826	2	0.63	0.63	2.57
12/31/17		12.82	0.34	2.85	3.19	(0.42)	—	15.59	25.03	1,703,844	10	0.63	0.63	2.39
12/31/16		12.75	0.34	(0.24)	0.10	(0.03)	—	12.82	0.80	2,257,948	7	0.63	0.63	2.69
12/31/15		13.19	0.34	(0.49)	(0.15)	(0.29)	—	12.75	(1.09)	2,322,277	6	0.62	0.62	2.46

Class I
06/30/20		14.44	0.17	(1.73)	(1.56)	—	—	12.88	(10.80)	241,894	2	0.33	0.33	2.70
12/31/19		12.48	0.40	2.26	2.66	(0.41)	(0.29)	14.44	21.57	290,707	4	0.33	0.33	2.88
12/31/18		16.21	0.45	(2.61)	(2.16)	(0.55)	(1.02)	12.48	(13.66)	223,912	2	0.33	0.33	2.90
12/31/17	‡	13.30	0.27	3.10	3.37	(0.46)	—	16.21	25.45	397,977	10	0.34	0.34	1.68
12/31/16		13.21	0.37	(0.25)	0.12	(0.03)	—	13.30	0.94	1,515	7	0.43	0.43	2.89
12/31/15		13.67	0.43	(0.57)	(0.14)	(0.32)	—	13.21	(1.00)	1,545	6	0.42	0.42	3.02

*	Commencement of operations for the Vanguard Fund was September 25, 2017.
‡	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)	For the Vanguard Fund, ratios of net investment income and expenses to average net assets do not include the impact of each Underlying Funds' expenses.
(c)	Calculated using the average shares method. Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the underlying fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.
(d)	Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.
(e)	Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued. Portfolio turnover for the Funds of Funds is based on the Funds of Funds' purchases and sales of the Underlying Funds.
(f)	The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.
(g)	Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the underlying fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.
(h)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(i)	Effective April 27, 2020, JNL/S&P International 5 Fund name was changed to JNL/Goldman Sachs International 5 Fund.

80

VOTING INFORMATION

The following information applies to the Reorganization of each Acquired Fund into the Acquiring Fund for which you are entitled to vote.

The Meeting

The Meeting will be held at 9:30 a.m., Eastern Time, on March 26, 2021, at 1 Corporate Way, Lansing, Michigan 48951, together with any adjournment thereof. The Meeting is being held to consider and vote on the Plans of Reorganization, which provides for the reorganization of each Acquired Fund into the Acquiring Fund, and any other business that may properly come before the Meeting. Only shareholders of the relevant Acquired Fund are entitled to vote with respect to the proposed Reorganization of that Fund, and approval or disapproval as to each Reorganization contemplated by the respective Plan of Reorganization will be solicited separately for each Acquired Fund, as follows:

Proposals	Shareholders Entitled to Vote on the Proposal
1. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Goldman Fund into the Mellon Fund.	Shareholders of the Goldman Fund
2. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Vanguard Fund into the Mellon Fund.	Shareholders of the Vanguard Fund
3. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the RAFI Asia Developed Fund into the Mellon Fund.	Shareholders of the RAFI Asia Developed Fund
4. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the RAFI Europe Fund into the Mellon Fund.	Shareholders of the RAFI Europe Fund

Copies of the Plans of Reorganization are attached hereto as Appendix A of this Combined Proxy Statement/Prospectus.

The Board fixed the close of business on January 29, 2021, as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

Quorum and Voting

The Amended and Restated By-Laws of the Trust, dated September 6, 2019 (the “By-Laws”), provide that except as otherwise provided by law, the Amended and Restated Declaration of Trust dated June 1, 1994 and amended and restated on September 25, 2017 (the “Declaration of Trust”), or the By-Laws, the holders of a majority of the shares issued and outstanding and entitled to vote at the meeting, present in person, present by means of remote communication in a manner, if any, authorized by the Board in its sole discretion, or represented by proxy, shall constitute a quorum for the transaction of business. The presence of the Insurance Companies, through the presence of an authorized representative, constitutes a quorum. A quorum, once established at a meeting, shall not be broken by the withdrawal of enough votes to leave less than a quorum.

The By-Laws further provide that shares may be voted in person or by proxy. A proxy with respect to shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to the exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving its invalidity shall rest on the challenger. At all meetings of Shareholders, unless inspectors of election have been appointed, all questions relating to the qualification of voters and the validity of proxies and the acceptance or rejection of votes shall be decided by the chairman of the meeting. Any person giving voting instructions may revoke them at any time prior to their exercise by submitting to the Secretary of the Trust a superseding voting instruction form or written notice of revocation. Voting instructions can be revoked until the Meeting date. Only the Contract Owner executing the voting instructions can revoke them. The Insurance Companies will vote the shares of the Fund in accordance with all properly executed and unrevoked voting instructions. Unless otherwise specified in the proxy, the proxy shall apply to all shares of the Fund owned by the Shareholder.

81

Required Vote

The vote of the “majority of the outstanding voting shares” of a Fund is required to approve a Proposal. The vote of the “majority of the outstanding voting shares” means the lesser of (i) 67% or more of the shares of the Fund entitled to vote thereon present in person or by proxy at the Meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.  Except as otherwise provided by law, if a Shareholder abstains from voting as to any matter, then the shares represented by such abstention will be treated as shares that are present at the Meeting for purposes of determining the existence of a quorum. However, abstentions will not be counted as a vote cast on such proposal. The approval of a Proposal depends upon whether a sufficient number of votes are cast for such Proposal.  Accordingly, an instruction to abstain from voting on any proposal has the same practical effect as an instruction to vote against that Proposal.

Contract Owner Voting Instructions

The Trust is organized as a Massachusetts business trust. Shares of the Trust currently are sold only to Separate Accounts of the Insurance Companies to fund the benefits of variable insurance contracts, to certain non-qualified employee benefit plans of Jackson National, or directly to the Insurance Companies. In addition, shares of the Trust are sold to certain funds of the Trust organized as funds-of-funds. Although the Insurance Companies legally own all of the shares of the Fund held in their respective Separate Accounts that relate to the Contracts, a portion of the value of each Contract is invested by the Insurance Companies, as provided in the Contract, in shares of one or more funds.

Contract Owners have the right under the interpretations of the 1940 Act to instruct the relevant Insurance Company how to vote the shares attributable to their Contract. Contract Owners at the close of business on the Record Date will be entitled to notice of the Meeting and to instruct the relevant Insurance Company how to vote at the Meeting or any adjourned session. The Insurance Company will vote all such shares in accordance with the voting instructions timely given by the Contract Owners with assets invested in an Acquired Fund. Shares for which the Insurance Company receives a voting instruction card that is signed, dated, and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares in favor of the applicable Proposal. Shares for which the Insurance Company receives no timely voting instructions from a Contract Owner will be voted by the applicable Insurance Company either for or against approval of the applicable Proposal, or as an abstention, in the same proportion as the Shares for which Contract Owners have provided voting instructions to the Insurance Company. The Insurance Companies and their affiliates will vote their own shares and shares held by other regulated investment companies in the same proportion as voting instructions timely given by Contract Owners. As a result, a small number of Contract Owners may determine the outcome of the vote.

Contract Owners may use the enclosed voting instructions form as a ballot to give their voting instructions for those shares attributable to their Contract as of the Record Date. The Insurance Companies have fixed the close of business on March 24, 2021 as the last day on which voting instructions will be accepted, other than those provided in person at the Meeting.

Proxy and Voting Instruction Solicitations

The Board is soliciting proxies from shareholders of the Acquired Funds. The Insurance Companies are the shareholders of record and are soliciting voting instructions from their Contract Owners as to how to vote at the Meeting. In addition to the mailing of these proxy materials, voting instructions may be solicited by letter, telephone or personal contact by officers or employees of the Trust, JNAM or officers or employees of the Insurance Companies.

JNAM, as the Trust’s administrator, has retained the services of Donnelley Financial LLC (“DFS”), 35 West Wacker Drive, Chicago, Illinois 60601. Under the agreement between JNAM and DFS, DFS’s subcontractor, Mediant Communications (“Mediant”), 400 Regency Parkway, Suite 200, Cary, North Carolina 27519, will provide proxy distribution, solicitation, and tabulation services (the “Services”). The anticipated cost of the Services to be provided by Mediant in connection with this proxy solicitation is approximately $64,516 and will be borne by JNAM whether or not any, some, or all of the Reorganizations are consummated.

The costs of printing and mailing of the Notice, this Combined Proxy Statement/Prospectus, and the accompanying voting instruction card, and the solicitation of Contract Owner voting instructions, will be paid by JNAM whether or not any, some, or all of the Reorganizations are consummated. The Trust does not expect to bear any significant expenses in connection with the Meeting or the solicitation of proxies and voting instructions.

82

Adjournments

Any authorized voting instructions will be valid for any adjournment of the Meeting. If the Trust receives an insufficient number of votes to approve any or all of the Proposals, the Meeting may be adjourned to permit the solicitation of additional votes. The Meeting may be adjourned by the chairperson of the Meeting from time to time to reconvene at the same or some other place as determined by the chairperson of the Meeting for any reason, including failure of a Proposal to receive sufficient votes for approval. No Shareholder vote shall be required for any adjournment. No notice need be given that the Meeting has been adjourned other than by announcement at the Meeting. Any business that might have been transacted at the original Meeting may be transacted at any adjourned Meeting.

Revocation of Voting Instructions

Any person giving voting instructions may revoke them at any time prior to the Meeting by submitting to the Insurance Companies a superseding voting instruction form or written notice of revocation or by appearing and voting in person at the Meeting. Only the Contract Owner executing the voting instructions can revoke them. The Insurance Companies will vote the shares of the Acquired Funds in accordance with all properly executed and un-revoked voting instructions.

Outstanding Shares and Principal Shareholders

The Insurance Companies will vote on the Reorganizations as instructed by their Contract Owners. As of January 29, 2021, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Acquired Funds.

Because the shares of the Funds are sold only to the separate accounts of the Insurance Companies, certain funds of the Trust organized as funds-of-funds, and certain non-qualified retirement plans, the Insurance Companies, through the Separate Accounts which hold shares in the Trust as funding vehicles for the Contracts and certain retirement plans, are the owners of record of substantially all of the shares of the Trust. In addition, Jackson National, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. The table below shows the number of outstanding shares of the Acquired Funds as of the Record Date that are entitled to vote at the Meeting.

Fund	Total Number of Outstanding Shares
Goldman Fund (Class A)	5,505,156.577
Goldman Fund (Class I)	137,357.166
Vanguard Fund (Class A)	37,952,797.955
Vanguard Fund (Class I)	1,011,176.521
RAFI Asia Developed Fund (Class A)	15,414,704.094
RAFI Asia Developed Fund (Class I)	82,709.574
RAFI Europe Fund (Class A)	23,554,394.841
RAFI Europe Fund (Class I)	42,382.558

As of the Record Date, January 29, 2021, no person(s) owned 5% or more of the shares of the Acquired Funds either beneficially or of record .

* * * * *

83

APPENDIX A

PLAN OF REORGANIZATION

JNL SERIES TRUST

JNL/Goldman Sachs International 5 Fund

JNL/Mellon International Index Fund

This Plan of Reorganization has been entered into on April 23, 2021, by JNL SERIES TRUST (the “Trust”), Massachusetts business trust, on behalf of its JNL/Goldman Sachs International 5 Fund (the “Acquired Fund”) and its JNL/MELLON INTERNATIONAL INDEX FUND (the “Acquiring Fund”).

WHEREAS, the Trust is registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has determined that participation in the transaction described herein is in the best interests of the Acquired Fund and the Acquiring Fund, and that the interests of the existing shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the transaction described herein;

WHEREAS, Article II, Section 2.1 of the Trust’s Amended and Restated Declaration of Trust, dated September 25, 2017 (the “Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations; and

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”), subject to the approval of the shareholders of the Acquired Fund.

NOW, THEREFORE, all the assets, liabilities, and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that such transaction shall not occur unless and until this Plan of Reorganization shall have first been approved by a majority of the outstanding voting securities of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act; and provided further that the Board of Trustees may terminate this Plan of Reorganization at or prior to the Closing Date:

  The Closing Date shall be April 23, 2021, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;

  The obligations of the Acquired Fund and the Acquiring Fund to complete the transaction described herein shall be subject to receipt by the Acquired Fund and the Acquiring Fund of an opinion of Ropes & Gray LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, for U.S. federal income tax purposes, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations promulgated thereunder, current administrative rules, and court decisions, and assuming, among other assumptions, that the variable annuity contracts or variable life insurance policies funded by insurance company separate accounts that hold shares of the Funds (for purposes of this paragraph, each a “contract” and collectively, the “contracts”) and the insurance companies issuing the contracts are properly structured under Subchapter L of the Code, the Reorganization will not be a taxable event for contract owners (the “Tax Opinion”). The Tax Opinion will be based on certain factual certifications made by officers of the Trust, on behalf of each Fund and will also be based on reasonable assumptions. The Tax Opinion may state that it is not a guarantee that the tax consequences of the Reorganization will be as described above, and that there is no assurance that the Internal Revenue Service or a court would agree with the opinion.

A-1

  On or before the Closing Date, and before effecting the Reorganization described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of the Acquiring Fund.

  In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the corresponding share class of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund. Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.

  For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of the Trust.

  Upon completion of the foregoing transaction (and, notwithstanding anything to the contrary herein, within 24 months of the date hereof), the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of the Trust’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the Board of Trustees. The Trust’s Board of Trustees and management of the Trust shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.

  The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the costs and expenses related to the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will be borne by Jackson National Asset Management, LLC (“JNAM”) whether or not the Reorganization is consummated. No sales or other charges will be imposed on contract owners in connection with the Reorganization. The legal expenses associated with the Reorganization, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, will also be borne by JNAM.

A copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the Trust individually, but only binding on the assets and properties of the Acquired Fund or the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the Trust, on behalf of the Acquired Fund and Acquiring Fund, has caused this Plan of Reorganization to be executed and attested in the City of Chicago, State of Illinois, on the date first written above.

JNL SERIES TRUST

By:
Mark D. Nerud, Trustee, President, and Chief Executive Officer

Attest:
Susan S. Rhee, Vice President, Chief Legal Officer, and Secretary

A-2

PLAN OF REORGANIZATION

JNL SERIES TRUST

JNL/Vanguard International Stock Market Index Fund

JNL/Mellon International Index Fund

This Plan of Reorganization has been entered into on April 23, 2021, by JNL SERIES TRUST (the “Trust”), Massachusetts business trust, on behalf of its JNL/Vanguard International Stock Market Index Fund (the “Acquired Fund”) and its JNL/MELLON INTERNATIONAL INDEX FUND (the “Acquiring Fund”).

WHEREAS, the Trust is registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has determined that participation in the transaction described herein is in the best interests of the Acquired Fund and the Acquiring Fund, and that the interests of the existing shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the transaction described herein;

WHEREAS, Article II, Section 2.1 of the Trust’s Amended and Restated Declaration of Trust, dated September 25, 2017 (the “Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations; and

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”), subject to the approval of the shareholders of the Acquired Fund.

NOW, THEREFORE, all the assets, liabilities, and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that such transaction shall not occur unless and until this Plan of Reorganization shall have first been approved by a majority of the outstanding voting securities of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act; and provided further that the Board of Trustees may terminate this Plan of Reorganization at or prior to the Closing Date:

  The Closing Date shall be April 23, 2021, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;

  The obligations of the Acquired Fund and the Acquiring Fund to complete the transaction described herein shall be subject to receipt by the Acquired Fund and the Acquiring Fund of an opinion of Ropes & Gray LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, for U.S. federal income tax purposes, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations promulgated thereunder, current administrative rules, and court decisions, and assuming, among other assumptions, that the variable annuity contracts or variable life insurance policies funded by insurance company separate accounts that hold shares of the Funds (for purposes of this paragraph, each a “contract” and collectively, the “contracts”) and the insurance companies issuing the contracts are properly structured under Subchapter L of the Code, the Reorganization will not be a taxable event for contract owners (the “Tax Opinion”). The Tax Opinion will be based on certain factual certifications made by officers of the Trust, on behalf of each Fund and will also be based on reasonable assumptions. The Tax Opinion may state that it is not a guarantee that the tax consequences of the Reorganization will be as described above, and that there is no assurance that the Internal Revenue Service or a court would agree with the opinion.

A-3

  On or before the Closing Date, and before effecting the Reorganization described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of the Acquiring Fund.
  In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the corresponding share class of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund. Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.
  For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of the Trust.
  Upon completion of the foregoing transaction (and, notwithstanding anything to the contrary herein, within 24 months of the date hereof), the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of the Trust’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the Board of Trustees. The Trust’s Board of Trustees and management of the Trust shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.
  The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the costs and expenses related to the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will be borne by Jackson National Asset Management, LLC (“JNAM”) whether or not the Reorganization is consummated. No sales or other charges will be imposed on contract owners in connection with the Reorganization. The legal expenses associated with the Reorganization, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, will also be borne by JNAM.

A copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the Trust individually, but only binding on the assets and properties of the Acquired Fund or the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the Trust, on behalf of the Acquired Fund and Acquiring Fund, has caused this Plan of Reorganization to be executed and attested in the City of Chicago, State of Illinois, on the date first written above.

JNL SERIES TRUST

By:
Mark D. Nerud, Trustee, President, and Chief Executive Officer

Attest:
Susan S. Rhee, Vice President, Chief Legal Officer, and Secretary

A-4

PLAN OF REORGANIZATION

JNL SERIES TRUST

JNL/RAFI® Fundamental Asia Developed Fund

JNL/Mellon International Index Fund

This Plan of Reorganization has been entered into on April 23, 2021, by JNL SERIES TRUST (the “Trust”), Massachusetts business trust, on behalf of its JNL/RAFI® Fundamental Asia Developed Fund (the “Acquired Fund”) and its JNL/MELLON INTERNATIONAL INDEX FUND (the “Acquiring Fund”).

WHEREAS, the Trust is registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has determined that participation in the transaction described herein is in the best interests of the Acquired Fund and the Acquiring Fund, and that the interests of the existing shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the transaction described herein;

WHEREAS, Article II, Section 2.1 of the Trust’s Amended and Restated Declaration of Trust, dated September 25, 2017 (the “Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations; and

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”), subject to the approval of the shareholders of the Acquired Fund.

NOW, THEREFORE, all the assets, liabilities, and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that such transaction shall not occur unless and until this Plan of Reorganization shall have first been approved by a majority of the outstanding voting securities of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act; and provided further that the Board of Trustees may terminate this Plan of Reorganization at or prior to the Closing Date:

  The Closing Date shall be April 23, 2021, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;
  The obligations of the Acquired Fund and the Acquiring Fund to complete the transaction described herein shall be subject to receipt by the Acquired Fund and the Acquiring Fund of an opinion of Ropes & Gray LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, for U.S. federal income tax purposes, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations promulgated thereunder, current administrative rules, and court decisions, and assuming, among other assumptions, that the variable annuity contracts or variable life insurance policies funded by insurance company separate accounts that hold shares of the Funds (for purposes of this paragraph, each a “contract” and collectively, the “contracts”) and the insurance companies issuing the contracts are properly structured under Subchapter L of the Code, the Reorganization will not be a taxable event for contract owners (the “Tax Opinion”). The Tax Opinion will be based on certain factual certifications made by officers of the Trust, on behalf of each Fund and will also be based on reasonable assumptions. The Tax Opinion may state that it is not a guarantee that the tax consequences of the Reorganization will be as described above, and that there is no assurance that the Internal Revenue Service or a court would agree with the opinion.

A-5

  On or before the Closing Date, and before effecting the Reorganization described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of the Acquiring Fund.
  In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the corresponding share class of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund. Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.
  For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of the Trust.
  Upon completion of the foregoing transaction (and, notwithstanding anything to the contrary herein, within 24 months of the date hereof), the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of the Trust’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the Board of Trustees. The Trust’s Board of Trustees and management of the Trust shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.
  The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the costs and expenses related to the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will be borne by Jackson National Asset Management, LLC (“JNAM”) whether or not the Reorganization is consummated. No sales or other charges will be imposed on contract owners in connection with the Reorganization. The legal expenses associated with the Reorganization, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, will also be borne by JNAM.

A copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the Trust individually, but only binding on the assets and properties of the Acquired Fund or the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the Trust, on behalf of the Acquired Fund and Acquiring Fund, has caused this Plan of Reorganization to be executed and attested in the City of Chicago, State of Illinois, on the date first written above.

JNL SERIES TRUST

By:
Mark D. Nerud, Trustee, President, and Chief Executive Officer

Attest:
Susan S. Rhee, Vice President, Chief Legal Officer, and Secretary

A-6

PLAN OF REORGANIZATION

JNL SERIES TRUST

JNL/RAFI® Fundamental Europe Fund

JNL/Mellon International Index Fund

This Plan of Reorganization has been entered into on April 23, 2021, by JNL SERIES TRUST (the “Trust”), Massachusetts business trust, on behalf of its JNL/RAFI® Fundamental Europe Fund (the “Acquired Fund”) and its JNL/MELLON INTERNATIONAL INDEX FUND (the “Acquiring Fund”).

WHEREAS, the Trust is registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has determined that participation in the transaction described herein is in the best interests of the Acquired Fund and the Acquiring Fund, and that the interests of the existing shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the transaction described herein;

WHEREAS, Article II, Section 2.1 of the Trust’s Amended and Restated Declaration of Trust, dated September 25, 2017 (the “Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations; and

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”), subject to the approval of the shareholders of the Acquired Fund.

NOW, THEREFORE, all the assets, liabilities, and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that such transaction shall not occur unless and until this Plan of Reorganization shall have first been approved by a majority of the outstanding voting securities of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act; and provided further that the Board of Trustees may terminate this Plan of Reorganization at or prior to the Closing Date:

  The Closing Date shall be April 23, 2021, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;
  The obligations of the Acquired Fund and the Acquiring Fund to complete the transaction described herein shall be subject to receipt by the Acquired Fund and the Acquiring Fund of an opinion of Ropes & Gray LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, for U.S. federal income tax purposes, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations promulgated thereunder, current administrative rules, and court decisions, and assuming, among other assumptions, that the variable annuity contracts or variable life insurance policies funded by insurance company separate accounts that hold shares of the Funds (for purposes of this paragraph, each a “contract” and collectively, the “contracts”) and the insurance companies issuing the contracts are properly structured under Subchapter L of the Code, the Reorganization will not be a taxable event for contract owners (the “Tax Opinion”). The Tax Opinion will be based on certain factual certifications made by officers of the Trust, on behalf of each Fund and will also be based on reasonable assumptions. The Tax Opinion may state that it is not a guarantee that the tax consequences of the Reorganization will be as described above, and that there is no assurance that the Internal Revenue Service or a court would agree with the opinion.

A-7

  On or before the Closing Date, and before effecting the Reorganization described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of the Acquiring Fund.
  In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the corresponding share class of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund. Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.
  For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of the Trust.
  Upon completion of the foregoing transaction (and, notwithstanding anything to the contrary herein, within 24 months of the date hereof), the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of the Trust’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the Board of Trustees. The Trust’s Board of Trustees and management of the Trust shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.
  The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the costs and expenses related to the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will be borne by Jackson National Asset Management, LLC (“JNAM”) whether or not the Reorganization is consummated. No sales or other charges will be imposed on contract owners in connection with the Reorganization. The legal expenses associated with the Reorganization, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, will also be borne by JNAM.

A copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the Trust individually, but only binding on the assets and properties of the Acquired Fund or the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the Trust, on behalf of the Acquired Fund and Acquiring Fund, has caused this Plan of Reorganization to be executed and attested in the City of Chicago, State of Illinois, on the date first written above.

JNL SERIES TRUST

By:
Mark D. Nerud, Trustee, President, and Chief Executive Officer

Attest:
Susan S. Rhee, Vice President, Chief Legal Officer, and Secretary

A-8

APPENDIX B

More Information on Strategies and Risk Factors

Acquired Fund

JNL/Goldman Sachs International 5 Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the stocks of foreign companies that are identified by a model strategy comprised of five underlying regional strategies. The Fund allocates all of its net assets among the underlying regional strategies listed below on a pro rata basis according to the approximate market-capitalization weight that a corresponding regional sub-index of the S&P Developed Ex-U.S. LargeMid Index bears to the S&P Developed Ex-U.S. LargeMid Index. The five underlying regional strategies are aligned to the regions below:

Underlying Regional Strategy	Approximate Proportion of the S&P Developed Ex-U.S. LargeMid® Index as of December 31, 2019
Asia Pac Ex Japan Region	14.79%
Canada Region	8.72%
Europe Region	51.69%
Japan Region	24.25%
Middle East Region	0.55%

Each of the underlying regional strategies invests by selecting from the stocks of companies included in a corresponding regional index (described below), each of which is a sub-index of the S&P Developed Ex-U.S. LargeMid Index. The S&P Developed Ex-U.S. LargeMid Index measures the performance of companies located in developed countries around the world, excluding the United States. As of December 31, 2019, the range of market capitalizations of companies in the index was between $365.23 million and $321.96 billion. The size of companies in the S&P Developed Ex-U.S. LargeMid Index changes with market conditions, which can result in changes to the market capitalization range of companies in the index.

The investment policies of the five underlying regional strategies are described more fully below.

The securities for each underlying regional strategy are selected only once annually on each stock selection date. The Fund is rebalanced annually between each of the above specialized strategies on or around the first international unified business day of March.

Goldman Sachs Asset Management, L.P. and Mellon Investments Corporation (“Sub-Advisers”) generally use a buy and hold strategy, trading only around each stock selection date, when cash flow activity occurs, and for dividend reinvestment. The Sub-Advisers may also trade for mergers if the original stock is not the surviving company.

Between stock selection dates, when cash inflows and outflows require, the Sub-Advisers make new purchases and sales of stocks of the five underlying regional strategies in approximately the same proportion that such stocks are then held in the Fund (determined based on market value).

The universe of investable stocks for each of the five underlying regional strategies begins with the S&P Developed Ex-U.S. LargeMid® Index and then excludes the least liquid 20% of constituents based on trading volume from the investable universe of the index. The weight of the remaining securities in each sub-model sub-strategy is scaled based on liquidity, so that the more liquid names are relatively larger positions.

B-1

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.

The Fund may invest in a combination of exchange-traded funds (“ETFs”) to assist with fund re-balances and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. In addition, the Fund may use foreign currency forward contracts, a type of derivative, to maintain appropriate currency exposures.

While each of the five underlying regional strategies seeks to provide capital appreciation, each underlying regional strategy follows a different principal investment strategy.

S&P Asia Pac Ex Japan Strategy

Principal Investment Strategies. The S&P Asia Pac Ex Japan Strategy seeks to achieve capital appreciation by investing liquidity weighted allocations to the stock of approximately 10% of the companies in the S&P Asia Pacific Ex-Japan Large Mid® Index that the Sub-Adviser believes to be the most attractive. The Sub-Adviser defines attractive stocks as those with the highest Total Equity Yield (a measure of cash returned to equity shareholders). Companies that are considered as having either the least attractive share buyback yield (as represented by net shares repurchased to issued relative to market capitalization) or below average profitability are excluded. Companies with lower S&P Quality Rankings are also excluded, helping filter those stocks that may look attractive on a capital appreciation basis but may have longer term low quality characteristics.

S&P Canada Strategy

Principal Investment Strategies. The S&P Canada Strategy seeks to achieve capital appreciation by investing in liquidity weighted allocations to the stock of approximately 15% of the companies in the S&P Canada Large Mid® Index that the Sub-Adviser believes to be the most attractive. The Sub-Adviser defines attractive stocks as those with the strongest Free Cash Flow Yield (as represented by the ratio of free cash flow to equity market capitalization), excluding companies with unattractive share buyback yields or, unattractive net debt issuance to repayment ratios. Companies with lower S&P Quality Rankings are also excluded, helping filter those stocks that may look attractive on a capital appreciation basis but may have longer term low quality characteristics.

S&P Europe Strategy

Principal Investment Strategies. The S&P Europe Strategy seeks to achieve capital appreciation by investing in liquidity weighted allocations to the stock of approximately 15% of the companies in the S&P Europe LargeMid® Index that the Sub-Adviser believes to be the most attractive. The Sub-Adviser defines attractive stocks as those having above average Free Cash Flow Yield, and attractive Price Momentum while excluding below average Total Equity Yield (a measure of Dividend Yield and Share Buyback Yield). Companies with lower S&P Quality Rankings are also excluded, helping filter those stocks that may look attractive on a capital appreciation basis but may have longer term low quality characteristics.

S&P Japan Strategy

Principal Investment Strategies. The S&P Japan Strategy seeks to achieve capital appreciation by investing liquidity weighted allocations to the stock of approximately 10% of the companies in the S&P Japan LargeMid Index that the Sub-Adviser believes to be the most attractive. The Sub-Adviser defines attractive stocks as those with the highest Dividend Yield after excluding the lowest Total Equity Yield (a measure of cash returned to equity shareholders) and most overvalued companies. Companies with lower S&P Quality Rankings are also excluded, helping filter those stocks that may look attractive on a capital appreciation basis but may have longer term low quality characteristics.

B-2

S&P Middle East Strategy

Principal Investment Strategies. The S&P Middle East Strategy seeks to achieve capital appreciation by investing liquidity weighted allocations to the common stock of approximately 10% of the companies in the S&P Developed Middle East & Africa LargeMid® Index that the Sub-Adviser believes to be the most attractive. The Sub-Adviser defines attractive stocks as those with the strongest Free Cash Flow Yield, and either above average profitability or favorable price momentum. S&P Quality Rankings are used to exclude companies with the lower quality, helping to filter those that may look attractive on a capital appreciation basis but may have longer term low quality characteristics.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Advisers' investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Accounting risk
•	Company risk
•	Stock risk
•	Equity securities risk
•	Model risk
•	Limited management, trading cost and rebalance risk
•	Currency risk
•	Market risk
•	Mid-capitalization investing risk
•	Foreign regulatory risk
•	Foreign securities risk
•	European investment risk
•	Portfolio turnover risk
•	Pacific Rim investing risk
•	Financial services risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Forward and futures contract risk
•	Passive investment risk
•	Asian investment risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Investment strategy risk
•	Small-capitalization investing risk
•	Liquidity risk
•	Securities lending risk
•	Regulatory investment limits risk

B-3

•	Expense risk
•	Redemption risk
•	Cybersecurity risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Acquired Fund

JNL/Vanguard International Stock Market Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard FTSE All-World ex-US Index Fund, Vanguard FTSE All-World ex-US Small-Cap Index Fund, Vanguard International Stock Index Funds, Vanguard Developed Markets Index Fund, and Vanguard Total International Stock Index Fund (“Vanguard Funds”). Not all Funds of the Vanguard Funds are available as Underlying Funds. Please refer below and to the statutory prospectus for the Vanguard Funds for information, including the related risks of the Vanguard Funds.

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds:

•	Vanguard Developed Markets Index Fund Institutional Plus Shares;
•	Vanguard FTSE All-World ex-US Index Fund Institutional Shares;
•	Vanguard European Stock Index Fund Institutional Shares;
•	Vanguard Pacific Stock Index Fund Institutional Shares;
•	Vanguard Emerging Markets Stock Index Fund Institutional Shares;
•	Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares; and
•	Vanguard Total International Stock Index Fund Institutional Shares.

Allocations to the Underlying Funds may vary in a volatile market environment where investment outcomes are expected to remain beyond normal range and when there are significant subscriptions or redemptions.

Within these allocations, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Each of Vanguard Developed Markets Index Fund and Vanguard FTSE All-World ex-US Index Fund employ an indexing investment approach designed to track the performance of an index; each fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Each of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Total International Stock Index Fund employ an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in an index.

Vanguard Emerging Markets Stock Index Fund employs an indexing investment approach designed to track the performance of an index; the fund invests by sampling the index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the index in terms of key characteristics. Such key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as

B-4

price/earnings ratio and dividend yield. Emerging markets can be substantially more volatile, and substantially less liquid, than both U.S. markets and more developed foreign markets. Therefore, the Vanguard Emerging Markets Stock Index Fund may expose investors to a higher degree of volatility and illiquidity than funds that invest in more developed markets.

Vanguard FTSE All-World ex-US Small-Cap Index Fund employs an indexing investment approach designed to track the performance of an index; the fund attempts to sample the target index by investing all, or substantially all, of its assets in common stocks in the index and by holding a representative sample of securities that resembles the full index in terms of key risk factors and other characteristics. Such factors include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks. In addition, the Vanguard FTSE All-World ex-US Small-Cap Index Fund invests in companies that are smaller and less well known than larger, more widely held companies. Small companies tend to be more vulnerable to adverse developments than larger companies. Small companies may have limited product lines, markets, or financial resources, or they may depend on a limited management group. Their securities may trade infrequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small companies or less market interest in their securities as compared with larger companies, and it may take longer for the prices of these securities to reflect the full value of their issuers’ earnings potential or assets.

Each Underlying Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, if the Underlying Fund's agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the Underlying Fund's board of trustees. In any such instance, the substitute index would represent the same market segment as the current index.

Each Underlying Fund may invest, to a limited extent, in equity futures and options contracts, warrants, convertible securities, and swap agreements, all of which are types of derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, a bond, or a currency), a physical asset (such as gold, oil, or wheat), a market index (such as the S&P 500 Index), or a reference rate (such as LIBOR). Investments in derivatives may subject the Underlying Funds to risks different from, and possibly greater than, those of investments directly in the underlying securities or assets. The Underlying Funds will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns. The Vanguard Emerging Markets Stock Index Fund may use derivatives as an alternative method of economic exposure to China A-shares.

Some of the Underlying Funds may utilize a number of derivatives in order to execute their investment strategy.

The Fund seeks to achieve long-term capital appreciation through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Underlying Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Index investing risk
•	Passive investment risk
•	Underlying funds risk
•	Market risk
•	Equity securities risk
•	Mid-capitalization and small-capitalization investing risk
•	Emerging markets and less developed countries risk
•	Foreign securities risk

B-5

•	Investment in other investment companies risk
•	Foreign regulatory risk
•	Accounting risk
•	Allocation risk
•	Company risk
•	Concentration risk
•	Currency risk
•	European investment risk
•	Investment style risk
•	Large-capitalization investing risk
•	Tracking error risk
•	Asian investment risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Risks of Investments in China A-shares through the Connect Program. The Connect Program is subject to daily quota limitations and an investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund’s ability to invest in China A-shares through the Connect Program and to enter into or exit trades on a timely basis. The relevant China A-shares market may be open at a time when the Connect Program is not trading, with the result that prices of China A-shares may fluctuate at times when the Fund is unable to add to or exit its position.

Only certain China A-shares are eligible to be accessed through the Connect Program. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Connect Program. Because the Connect Program is new, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. The Connect Program is subject to regulations promulgated by regulatory authorities for the relevant stock exchanges in mainland China and The Stock Exchange of Hong Kong Limited or other regulatory authorities of other stock exchanges in the future as permitted, and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Connect Program, if the authorities believe it necessary to assure orderly markets or for other reasons. There is no guarantee that the relevant exchanges will continue to support the Connect Program in the future.

Investments in China A-shares may not be covered by the securities investor protection programs of the relevant exchanges and, without the protection of such programs, will be subject to the risk of default by the broker. In the event that the depository of the relevant China stock exchange (“ChinaClear”) defaulted, a Fund may not be able to recover fully its losses from ChinaClear or may be delayed in receiving proceeds as part of any recovery process. In addition, because all trades on the Connect Program in respect of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, the Funds investing through the Connect Program must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.

China A-shares purchased through the Connect Program are held in nominee name and not the Fund’s name as the beneficial owner. It is possible, therefore, that a Fund’s ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A- shares may be limited because the nominee structure has not been tested in Chinese courts. In addition, a Fund may not be able to participate in corporate actions affecting China A-shares held through the Connect Program due to time constraints or for other operational reasons.

Trades on the Connect Program are subject to certain requirements prior to trading. If these requirements are not completed prior to the market opening, a Fund cannot sell the shares on that trading day. In addition, these requirements may limit the number of brokers that a Fund may use to execute trades. If an investor holds 5% or more of the total shares issued by a China A share issuer, the investor must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. If a Fund holds 5% or more of the total shares of a China-A share issuer through its Connect Program investments, its profits may be subject to

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these limitations. All accounts managed by the Adviser and/or its affiliates will be aggregated for purposes of this 5% limitation, which makes it more likely that a Fund’s profits may be subject to these limitations.

Each of the Underlying Funds, in most cases, will obtain economic exposure to stocks of its target index (component securities) by investing directly in the component securities. However, each Underlying Fund reserves the right to obtain economic exposure to component securities indirectly by purchasing depositary receipts (also sold as participatory notes) of the component securities. Depositary receipts are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. Generally, an Underlying Fund will hold depositary receipts only when its investment advisor believes that the Underlying Fund would benefit from holding the depositary receipt, rather than the underlying component security. Each Underlying Funds might opt to hold depositary receipts if the foreign market in which a stock trades does not provide adequate protection to the rights of foreign investors or if government regulators place restrictions on the free flow of capital or currency. Each Underlying Fund treats depositary receipts that represent interests in component securities as component securities for purposes of any requirements related to the percentage of component securities held in such Fund’s portfolio.

Each Underlying Fund may enter into foreign currency exchange forward contracts, which are a type of derivative, in order to maintain the same currency exposure as its respective index. A foreign currency exchange forward contract is an agreement to buy or sell a currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. These contracts, however, would not prevent the Underlying Funds' securities from falling in value as a result of risks other than unfavorable currency exchange movements. The Underlying Funds may use these contracts to gain currency exposure when investing in equity index futures and to settle trades in a foreign currency.

Each Underlying Fund's daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, each Underlying Fund bears its proportionate share of the expenses of the CMT Fund in which it invests. Vanguard receives no additional revenue from Underlying Fund assets invested in a Vanguard CMT Fund.

Each Underlying Fund may temporarily depart from its normal investment policies and strategies when such Fund's advisor believes that doing so is in the Underlying Fund's best interest, so long as the alternative is consistent with the Underlying Fund's investment objective. For instance, each Underlying Fund may invest beyond its normal limits in derivatives or exchange-traded funds that are consistent with the Underlying Fund's objective when those instruments are more favorably priced or provide needed liquidity, as might be the case when the Underlying Fund receives large cash flows that it cannot prudently invest immediately.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Liquidity risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk
•	Portfolio turnover risk

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectuses for the Vanguard Funds for the particular information and the risks related to the Underlying Funds.

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds' Advisers' abilities to effectively implement the investment strategies of the Underlying Funds.

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The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Acquired Fund

JNL/RAFI® Fundamental Asia Developed Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the RAFI® Fundamental Asia Developed Index.

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities (“Component Securities”) of the RAFI Fundamental Asia Developed Index (the “Index”). The Fund may invest the remainder of its assets in cash, securities, and instruments that are not Component Securities but which Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), believes will help the Fund track its Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Index is constructed by RAFI Indices, LLC (the “Index Provider”). The Index Provider uses a fundamental weighting approach to construct the Index, which includes a diversified universe of securities from developed Asian countries.

The universe for the Index construction process starts with all common equity securities traded on primary exchanges, which meet and pass minimum liquidity and investability (capacity) requirements, issued by companies that are assigned to the developed Asian countries by the Index Provider. The Index Provider assigns companies to countries and promulgates that assignment to securities. Eligible securities are then determined by selecting companies based on fundamental weight, calculated using four accounting measures from company financial statements: (i) de-levered sales, calculated as company sales averaged over the past five years multiplied by the ratio of average equity to average assets; (ii) cash flow, taken as the company operating cash flow averaged over the past five years; (iii) dividends plus buybacks, calculated using the average dividends paid and share buybacks over the past five years; and (iv) book value, taken as the most recent company book value.

As of December 31, 2019, the Index consisted of 600 Component Securities. The Index is reconstituted annually and rebalanced on a quarterly staggered basis on the last business day of March, June, and September and the third Friday of December. The Index is split into four equal parts (tranches), and each tranche has equal weight at the March rebalance. Each tranche is rebalanced once a year to target weights determined for that quarter.

The Sub-Adviser uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective.

The Fund may also invest in exchange-traded funds ("ETFs") to assist with index rebalances and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest, without limitation, in equity and equity-related securities, including common and preferred securities, from developed Asian countries. In addition to futures, as described above, the Fund may also invest in other derivative instruments, such as options or swap agreements.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type

B-8

of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Asian investment risk
•	Foreign securities risk
•	Foreign regulatory risk
•	License termination risk
•	Index investing risk
•	Passive investment risk
•	Tracking error risk
•	Limited management, trading cost and rebalance risk
•	Market risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Currency risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Credit risk
•	Cybersecurity risk
•	Investment strategy risk
•	Issuer risk
•	Leverage risk
•	Liquidity risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Acquired Fund

JNL/RAFI® Fundamental Europe Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the RAFI® Fundamental Europe Index.

B-9

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities (“Component Securities”) of the RAFI Fundamental Europe Index (the “Index”). The Fund may invest the remainder of its assets in cash, securities, and instruments that are not Component Securities but which Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), believes will help the Fund track its Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Index is constructed by RAFI Indices, LLC (the “Index Provider”). The Index Provider uses a fundamental weighting approach to construct the Index, which includes a diversified universe of securities from developed European countries.

The universe for the Index construction process starts with all common equity securities traded on primary exchanges, which meet and pass minimum liquidity and investability (capacity) requirements, issued by companies that are assigned to the developed European countries by the Index Provider. The Index Provider assigns companies to countries and promulgates that assignment to securities. Eligible securities are then determined by selecting companies based on fundamental weight, calculated using four accounting measures from company financial statements: (i) de-levered sales, calculated as company sales averaged over the past five years multiplied by the ratio of average equity to average assets; (ii) cash flow, taken as the company operating cash flow averaged over the past five years; (iii) dividends plus buybacks, calculated using the average dividends paid and share buybacks over the past five years; and (iv) book value, taken as the most recent company book value.

As of December 31, 2019, the Index consisted of 354 Component Securities. The Index is reconstituted annually and rebalanced on a quarterly staggered basis on the last business day of March, June, and September and the third Friday of December. The Index is split into four equal parts (tranches), and each tranche has equal weight at the March rebalance. Each tranche is rebalanced once a year to target weights determined for that quarter.

The Sub-Adviser uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective.

The Fund may also invest in exchange-traded funds (“ETFs”) to assist with index rebalances and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest, without limitation, in equity and equity-related securities, including common and preferred securities, from developed European countries. In addition to futures, as described above, the Fund may also invest in other derivative instruments, such as options or swap agreements.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	European investment risk
•	Foreign securities risk
•	Foreign regulatory risk
•	License termination risk

B-10

•	Index investing risk
•	Passive investment risk
•	Tracking error risk
•	Limited management, trading cost and rebalance risk
•	Market risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Currency risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Credit risk
•	Cybersecurity risk
•	Investment strategy risk
•	Issuer risk
•	Leverage risk
•	Liquidity risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Acquiring Fund

JNL/Mellon International Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australia Far East (“EAFE”) Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Principal Investment Strategies. The Fund seeks to achieve this investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the MSCI EAFE® Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI EAFE Index or derivative securities economically related to the MSCI EAFE Index. To the extent that the Fund seeks to replicate the MSCI EAFE

B-11

Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the MSCI EAFE Index may be anticipated in both rising and falling markets.

The Fund may invest in exchange-traded funds (“ETFs”) to assist with fund rebalances and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

To implement this strategy, the Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund may hold up to 25% of its value in baskets of local futures contracts (DAX, Cac 40, Euro Stoxx, Topix, FTSE, etc.) and/or MSCI EAFE Index futures contracts. In addition, the Fund may use foreign currency forward contracts, a type of derivative, to maintain the approximate currency exposure of the MSCI EAFE Index.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As an indexed portfolio, the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. The principal risks of investing in the Fund include:

•	Foreign securities risk
•	Equity securities risk
•	Foreign regulatory risk
•	License termination risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Financial services risk
•	Forward and futures contract risk
•	Index investing risk
•	Passive investment risk
•	Tracking error risk
•	Asian investment risk
•	Currency risk
•	European investment risk
•	Market risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The MSCI EAFE Index. The MSCI EAFE Index is comprised of stocks including, but not limited to, the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The companies within each country are selected by MSCI to capture the price performance of a large cross section of the international publicly traded stock markets. Stocks included in the MSCI EAFE Index are chosen with the aim of achieving a representative portfolio from the various countries and sectors of the developed international economy. Aggregate market value and trading activity are also considered in the selection process. The inclusion of a stock in the MSCI EAFE Index in no way implies that MSCI, Inc. believes the stock to be an attractive investment, nor is MSCI, Inc. in any way affiliated with the Fund.

B-12

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Leverage risk
•	Liquidity risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Acquiring Fund (effective April 26, 2021)

JNL/Mellon International Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund (“Fund” or “Feeder Fund”) is to track the performance of the Morningstar Developed Markets Ex North America Target Market Exposure Index (Net) (“Index”). The Fund is constructed to mirror the Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the Index. The Fund seeks to achieve its investment objective through exclusive investment in shares of the JNL International Index Fund (“Master Fund”).

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class I shares of the Master Fund. The Master Fund seeks to achieve this investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the Index through statistical procedures. The Master Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long term.

The Master Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index or derivative securities economically related to the Index. To the extent that the Master Fund seeks to replicate the Index using sampling techniques, a close correlation between the Master Fund’s performance and the performance of the Index may be anticipated in both rising and falling markets.

The Master Fund may invest in exchange-traded funds (“ETFs”) to assist with fund rebalances and to meet redemption or purchase requests. The Master Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

To implement this strategy, the Master Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Master Fund’s objective. The Master Fund may hold up to 25% of its value in baskets of local futures contracts (DAX, Cac 40, Euro Stoxx, Topix, FTSE, etc.) and/or Index futures contracts. In addition, the Master Fund may use foreign currency forward contracts, a type of derivative, to maintain the approximate currency exposure of the Index.

B-13

For temporary defensive purposes during unusual economic or market conditions, for liquidity purposes and /or in response to asset flows in the Master Fund, the Feeder Fund may hold a percentage of its assets in cash. Such holdings may impact the Feeder Fund’s ability to achieve its investment objective.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As an indexed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Master Fund from achieving its investment objective. The principal risks of investing in the Fund include:

•	Foreign securities risk
•	Equity securities risk
•	Foreign regulatory risk
•	License termination risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Financial services risk
•	Forward and futures contract risk
•	Index investing risk
•	Passive investment risk
•	Tracking error risk
•	Asian investment risk
•	Currency risk
•	European investment risk
•	Market risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The Morningstar Developed Markets Ex North America Target Market Exposure Index (Net). The Index is comprised of stocks including, but not limited to, the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Morningstar Developed Markets ex-North America Target Market Exposure Index is a rule-based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Developed Markets ex-North America equity markets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Leverage risk
•	Liquidity risk
•	Portfolio turnover risk
•	Redemption risk

B-14

•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Glossary of Risks

Accounting risk – The Fund makes investment decisions, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.

Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations and investment manager’s ability to select an appropriate mix of asset classes. The Fund is subject to the risk of changes in market, investment, and economic conditions, as well as the selection and percentages of allocations.

Asian investment risk – Investing in Asia involves many of the same risks as investing in foreign securities. In addition, since Asia includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.

Company risk – Investments in U.S. and foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition. For example, poor earnings performance of a company may result in a decline of its stock price.

Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Industry

Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their stock may react similarly and move in unison with these and other market conditions. As a result, stocks within a certain industry in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

Geographic

To the extent that the Fund has a significant level of investment in issuers in particular countries or regions, the Fund’s performance is expected to be closely tied to social, political and economic conditions within those countries or regions and to be more volatile than the performance of more geographically diversified funds. The economies and financial markets of certain regions can be highly interdependent and may decline all at the same time. In addition, certain regions are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events. Such events may have a negative impact on the value of the Fund’s investments in those regions.

Security

The Fund’s portfolio may invest in a limited number of securities. As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn. It may take additional time to sell all or part of a Fund’s investment in a

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particular security, and consequently, concentrating portfolio investments may also limit the ability of the Fund to take advantage of other investment opportunities.

Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, which may cause the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because there is more time for events to occur that may prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

A Fund also is subject to counterparty risk because it executes its securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or be unable to dispose of investments it would prefer to sell, resulting in losses for the Fund.

Counterparty risk with respect to derivatives will be affected by rules and regulations affecting the derivatives market. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report a Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. A Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with a Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

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Credit risk – The price of a debt security can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. When a fixed-income security is not rated, the Fund’s investment manager may have to assess the risk of the security itself. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do. In addition, to the extent the Fund invests in municipal bonds, they are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value, or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. The Fund accrues additional expenses when engaging in currency exchange transactions, and valuation of a Fund’s foreign securities may be subject to greater risk because both the price of the currency (relative to the U.S. dollar) and the price of the security may fluctuate with market and economic conditions. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Cybersecurity risk – Cyber attacks could cause business failures or delays in daily processing and the Fund may need to delay transactions, consistent with regulatory requirements, as a result could impact the performance of the Fund.

Derivatives risk – Certain Funds may invest in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to a number of risks described elsewhere in this section, such as leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.

The Fund’s investment manager must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment. The Fund’s investment manager must also correctly predict price, credit or their applicable movements, during the life of a derivative, with respect to the underlying asset in order to realize the desired results from the investment.

The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio.

If the Fund’s investment manager uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful and the Fund may lose money. To the extent that the Fund is unable to close out a position because of market illiquidity or counterparty default, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated on its books to cover its obligations under such derivative instruments.

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The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Investors should bear in mind that, while a Fund may intend to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost or other factors.

The Fund’s use of derivative instruments may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a portion of its assets in these types of instruments, which could cause the Fund’s investment exposure to exceed the value of its portfolio securities and its investment performance could be affected by securities it does not own.

The U.S. Government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). While certain of the rules are effective, other rules are not yet final and/or effective, so its ultimate impact remains unclear. The Dodd-Frank Act substantially increased regulation of the over-the-counter derivatives market and participants in that market, imposing various requirements on transactions involving instruments that fall within the Dodd-Frank Act’s definition of “swap” and “security-based swap.” It is possible that government regulation of various types of derivative instruments could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person or entity may hold or control in particular options and futures contracts (and certain related swap positions). All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded and, as a result, the investment manager’s trading decisions may have to be modified or positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. Even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the investment manager or its affiliates may be aggregated for this purpose. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund.

Under the Dodd-Frank Act, a Fund also may be subject to additional recordkeeping and reporting requirements. In addition, the tax treatment of certain derivatives, such as certain swaps, is unclear under current law and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS. Other future regulatory developments may also impact a Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which a Fund itself is regulated. The investment manager cannot predict the effects of any new governmental regulation that may be implemented or the ability of a Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect a Fund’s ability to achieve its investment objective.

Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. There may be government policies that restrict investment by foreigners, greater government influence over the private sector, and a higher risk of a government taking private property in emerging and less developed countries. Moreover, economies of emerging market countries may be dependent upon international trade and may be adversely affected by trade barriers,

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exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

Underdeveloped securities exchanges and low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility. A fund may not be able to sell such securities in a timely manner, and may receive less than the currently available market price when selling such emerging market securities. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable clearance and settlement, registration and custodial procedures, which could result in ownership registration being completely lost. Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, including confiscatory taxes on investment proceeds and other restrictions on the ability of foreign investors to withdraw their money at will, or from problems in security registration or settlement and custody. Investments in, or exposure to, emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth. The Fund will also be subject to the risk of negative foreign currency rate fluctuations. Investments in, or exposure to, emerging market securities tend to be more volatile than investments in developed countries.

Frontier market countries are emerging market countries that are considered to have the smallest, least mature and least liquid securities markets. Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes, low security market capitalizations, and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of the Fund’s shares to decline.

Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities generally. In addition, investing in Europe poses some unique risks. Europe includes both developed and emerging markets and investments by a Fund will be subject to the risks associated with investments in such markets. Most developed countries in Western Europe are members of the European Union (“EU”) and many are also members of the European Economic and Monetary Union (“EMU”). The EU is an economic and political union of most western European countries and a growing number of eastern European countries. One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the EMU, which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (“ECB”). Performance is expected to be closely tied to social, political, security, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Recent security concerns related to immigration, war and geopolitical risk, and terrorism could have a negative impact on the EU and investments within EU countries.

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The global economic crisis of the past several years has caused severe financial difficulties for many EU countries, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to be dependent on, the assistance from others such as the ECB, the International Monetary Fund, or other governments and institutions to address those issues. Failure by one or more EU countries to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member countries could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the monetary union. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably.

Additionally, the United Kingdom's withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. There may also be similar Brexit movements in other EU countries, which could impact the economic, security, and political fabric of the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there will be an eleven-month transition period, ending December 31, 2020, during which the United Kingdom will negotiate its future relationship with the EU. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.

Exchange-traded funds investing risk – Most exchange-traded funds (“ETFs”) are investment companies whose shares are purchased and sold on a securities exchange. Generally, an ETF represents a portfolio of securities designed to track a particular market segment or index. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations, subject to certain conditions. A Fund may rely on these exemptive orders to invest in unaffiliated ETFs. An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that an ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. As with traditional mutual funds, ETFs charge asset-based fees. The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest. During periods of market volatility, there may be delays in the pricing of ETFs, and ETF exchange-traded prices may also be subject to volatility, which could cause the Fund to lose money.

Expense risk – Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated in the Fund’s Prospectus. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

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Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework; (ii) interest rate changes that may negatively affect financial service businesses; (iii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iv) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (v) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.

Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance. In addition, foreign regulatory requirements may increase the cost of transactions in certain countries, and may increase Fund legal and compliance costs.

Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position. Such factors may adversely affect the value of securities issued by companies in foreign countries or regions.

Investments in, or exposure to, foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular. Investments in, or exposure to, emerging market countries and/or their securities markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in, or exposure to, emerging market countries.

Forward and futures contract risk – The successful use of forward and futures contracts draws upon the investment manager’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (i) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (vi) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet

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daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Index investing risk – A Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Market fluctuations can cause the performance of an index to be significantly influenced by a small number of companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, performance of an index may be lower than the performance of funds that actively invest in stocks that comprise the index. Should a Fund engage in index sampling, the performance of the securities selected may not match the performance of the relevant index for a number of reasons, including, but not limited to: the Fund’s expenses, which the index does not bear; changes in securities markets; changes in the composition of the index; the size of the portfolio; the timing of purchases and redemptions of the Fund’s shares; and the costs and investment effects of reallocating a portion of the portfolio to comply with the diversification requirements under the Code. Certain regulatory limitations, such as Fund diversification requirements or foreign regulatory ownership requirements, may limit the ability of a Fund to completely replicate an index.

Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.

Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. For example, value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends. A value stock may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. As another example, growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for, example, growth investing may outperform value investing).

Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services. A change in the financial condition of a single issuer may affect securities markets as a whole. Certain unanticipated events, such as natural disasters, can have a dramatic adverse effect on the value of an issuer’s securities.

Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. Leverage, including borrowing, may cause the Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which

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may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund. To minimize these risks, the Fund attempts to segregate on its books (cover) liquid assets sufficient to cover the value of such transactions; however, such coverage techniques may not always be successful and the Funds could lose money.

License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria and applied on a specific date each year may prevent a Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies during the year. As a result of this investment strategy, the Fund may be subject to increased risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns. This investment strategy may also prevent taking advantage of trading opportunities that may be available to other funds.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. An “illiquid investment” is defined as an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. In times of market volatility, certain securities or classes of securities may become illiquid. Government or regulatory actions may decrease market liquidity, and the liquidity for certain securities. Small-capitalization companies and companies domiciled in emerging markets pose greater liquidity and price volatility risks. Certain securities that were liquid when purchased may later become illiquid or less liquid, particularly in times of overall economic distress. Illiquid securities may also be difficult to value, may be required to be fair valued according to the valuation procedures approved by the Board, and may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. Liquidity risk may also refer to the risk that the Fund will not be able to meet requests to redeem shares issued by a Fund without significant dilution of remaining investors’ interests in the Fund because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are at or near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.

Market risk – Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund. Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds will fall. A broad-based market drop may also cause a bond’s price to fall.

Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and

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may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities or bonds. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Securities of such issuers may lack sufficient market liquidity to conduct transactions at an advantageous time, or without a substantial drop in price. Generally, the smaller the company size, the greater these risks become.

Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Model risk – Funds that use models bear the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Funds achieve their investment objectives, which may cause a Fund to underperform its benchmark or other funds with a similar investment objective.

Pacific Rim investing risk – The Pacific Rim economies are in various stages of economic development. Many of the economies in the region can be characterized as developing, newly industrialized, or developed. Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time. Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The Australia and New Zealand economies are largely dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. If a Fund concentrates investments in Pacific Rim markets, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within the Pacific Rim region and to be more volatile than the performance of more geographically diversified funds.

Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends. Additionally, an index relies on various third-party sources of information to assess the criteria of issuers included in an index, including information that may be based on assumptions and estimates. Errors in index data, index computations, or the construction of an index in accordance with its methodology may occur from time to time and may not be identified and corrected by an index provider for a period of time or at all, which may have an adverse impact on the Fund and its performance. The Fund, an index provider, and the Adviser do not offer assurances that an index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an index.

Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions, and other transaction costs. It could be difficult for a Fund to meet large redemption requests where there is minimal liquidity in the Fund’s portfolio securities.

B-24

Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the investment manager. As a result of these regulatory limitations under the Federal Securities Laws and the asset management and financial industry business activities of the investment manager and its affiliates, the investment manager and the Fund may be prohibited from or limited in effecting transactions in certain securities. The investment manager and the Fund may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The Federal Securities Laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These regulatory investment limits may increase the Funds’ expenses and may limit the Funds’ performance.

Securities lending risk – The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss or delays in recovery of the loaned security or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund may pay lending fees to a party arranging the loan.

Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Delayed settlement may affect a Fund’s liquidity due to the timing and receipt of the proceeds from the sale of that security. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, such securities may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Small-capitalization companies often have limited product lines, narrower markets and more limited managerial and financial resources, or may depend on the expertise of a few people, than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Temporary defensive positions and large cash positions risk – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and Sub-Adviser transitions, and/or Fund mergers or rebalances, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high-quality debt instruments. During periods in which the Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective. Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund

B-25

incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

Underlying funds risk – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved. The extent to which the investment performance and risks associated with the Fund correlates to those of a particular Underlying Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. The Fund also will bear its pro-rata portion of the operating expenses of the Underlying Funds, including Management and Administrative Fees and 12b-1 fees.

B-26

STATEMENT OF ADDITIONAL INFORMATION

February 11, 2021

JNL SERIES TRUST

JNL/Goldman Sachs International 5 Fund

JNL/Vanguard International Stock Market Index Fund

JNL/RAFI® Fundamental Asia Developed Fund

JNL/RAFI® Fundamental Europe Fund

(each a series of JNL Series Trust)

(each, an “Acquired Fund” and together, the “Acquired Funds”)

AND

JNL/Mellon International Index Fund

(a series of JNL Series Trust)

(the “Acquiring Fund”)

1 Corporate Way
Lansing, Michigan 48951
(517) 381-5500

Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:
JNL/Goldman Sachs International 5 Fund	JNL/Mellon International Index Fund
JNL/Vanguard International Stock Market Index Fund	JNL/Mellon International Index Fund
JNL/RAFI® Fundamental Asia Developed Fund	JNL/Mellon International Index Fund
JNL/RAFI® Fundamental Europe Fund	JNL/Mellon International Index Fund

This Statement of Additional Information (the “SAI”) relates specifically to the proposed reorganization of each Acquired Fund into the Acquiring Fund under which the Acquiring Fund would acquire all of the assets of the Acquired Funds in exchange solely for shares of the Acquiring Fund and that Acquiring Fund’s assumption of all of the Acquired Funds’ liabilities (the “Reorganizations”). This SAI is available to separate accounts, registered investment companies, and non-qualified plans of Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York with amounts allocated to the Acquired Funds and to other shareholders of the Acquired Funds as of January 29, 2021.

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

(1)	The Acquired Fund's and the Acquiring Fund's Statement of Additional Information of the Trust, each dated April 27, 2020, as supplemented (File Nos. 033-87244 and 811-08894);

(2)	The Annual Report to Shareholders of the Acquired Fund and Acquiring Fund for the fiscal year ended December 31, 2019 (File Nos. 033-87244 and 811-08894);

(3)	The Semi-Annual Report to Shareholders of the Acquired Fund and Acquiring Fund for the period ended June 30, 2020 (File Nos. 033-87244 and 811-08894);

This SAI is not a prospectus. A Combined Proxy Statement and Prospectus dated February 11, 2021, relating to the Reorganizations (the “Combined Proxy Statement/Prospectus”) may be obtained at no charge by calling 1-800-644-4565 (Jackson Service Center), 1-800-599-5651 (Jackson NY Service Center), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com. This SAI should be read in conjunction with the Combined Proxy Statement/Prospectus.

PRO FORMA FINANCIAL INFORMATION

Each of the JNL/Goldman Sachs International 5 Fund, JNL/Vanguard International Stock Market Index Fund, JNL/RAFI® Fundamental Asia Developed Fund, and JNL/RAFI® Fundamental Europe Fund, merging into JNL/Mellon International Index Fund

The unaudited pro forma information provided herein should be read in conjunction with the annual and semi-annual reports of JNL/Goldman Sachs International 5 Fund ("Goldman Fund") , JNL/Vanguard International Stock Market Index Fund (“Vanguard Fund”), JNL/RAFI® Fundamental Asia Developed Fund (“RAFI Asia Developed Fund”), JNL/RAFI® Fundamental Europe Fund (“RAFI Europe Fund”) and JNL/Mellon International Index Fund (“Mellon Fund”) dated December 31, 2019 and June 30, 2020, respectively. All shareholder reports are on file with the SEC and are available at no charge.

The unaudited pro forma information set forth below for the twelve months ended June 30, 2020, is intended to present supplemental data as if the proposed reorganizations (the “Reorganizations”) of the Goldman Fund, Vanguard Fund, RAFI Asia Developed Fund, and RAFI Europe Fund (each an “Acquired Fund” and together, the “Acquired Funds”) into the Mellon Fund (the “Acquiring Fund”) (collectively, the “Funds”) had occurred as of July 1, 2019. The Reorganizations are intended to combine the Acquired Funds with a similar fund currently advised and administered by Jackson National Asset Management, LLC (“JNAM”). The Funds are advised by JNAM. JNAM is also the administrator, transfer agent, and fund accounting agent for the Funds. The Funds’ distributor is an affiliate of JNAM. Subject to shareholder approval, the Reorganizations are expected to be effective as of the close of business on April 23, 2021, or on such later date as may be deemed necessary in the judgment of the Board of Trustees (the “Board”) of JNL Series Trust (the “Trust”) in accordance with the Plans of Reorganization (the “Closing Date”).

The Reorganizations provide for the acquisition of all the assets and all the liabilities of the Acquired Funds by the Acquiring Fund, in exchange for shares of the Acquiring Fund at net asset value. Following the Reorganizations, the Acquiring Fund will be the accounting and performance survivor. As a result of the Reorganizations, shareholders of the Acquired Funds would become shareholders of the Acquiring Fund.

The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986 (the “Code”) of the tax treatment of these transactions, as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will be borne by JNAM whether or not the Reorganizations are consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganizations.

For Proposal 1, it is currently anticipated that approximately 16.69% of the Goldman Fund’s holdings will be transferred to the Acquiring Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 83.31% of the Goldman Fund’s holdings will be aligned or sold. The Goldman Fund will bear the transaction expenses associated with the Reorganization, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable (the “Transaction Costs”). Such Transaction Costs for Proposal 1 are estimated to be $70,591 (0.12% of net assets).

For Proposal 2, it is currently anticipated that approximately 100% of the Vanguard Fund’s holdings will be liquidated in advance of the Reorganization and the resulting proceeds will be invested in accordance with the Acquiring Fund’s principal investment strategies. There are no Transaction Costs associated with Proposal 2.

For Proposal 3, it is currently anticipated that approximately 32.78% of the RAFI Asia Developed Fund’s holdings will be transferred to the Acquiring Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 67.22% of the RAFI Asia Developed Fund’s holdings will be aligned or sold. The RAFI Asia Developed Fund will bear Transaction Costs associated with the Reorganization. Such Transaction Costs for Proposal 3 are estimated to be $238,880 (0.14% of net assets). The RAFI Asia Developed Fund’s portfolio is more geographically concentrated than the Acquiring Fund’s portfolio, consisting of 607 equity securities domiciled in developed countries within Asia and Australasia.  By contrast, the Acquiring Fund consists of 892 equity securities domiciled in developed countries within Europe, Australasia, and the Far East. There is considerable name overlap in the securities held in each portfolio because the RAFI Asia Developed Fund’s geographic focus on Asia and Australasia is a complete subset of the more diversified Acquiring Fund.  However, because the weightings of the securities within each Fund are different, a portion of the RAFI Asia Developed Fund’s holdings need to be sold to align with the Acquiring Fund’s principal investment strategies.

For Proposal 4, it is currently anticipated that approximately 49.29% of the RAFI Europe Fund’s holdings will be transferred to the Acquiring Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 50.71% of the RAFI Europe Fund’s holdings will be aligned or sold. The RAFI Europe Fund will bear Transaction Costs associated with the Reorganization . Such Transaction Costs for Proposal 4 are estimated to be $106,442 (0.04% of net assets). The RAFI Europe Fund’s portfolio is more geographically concentrated than the Acquiring Fund’s portfolio, consisting of 367 equity securities domiciled in developed countries within Europe. By contrast, the Acquiring Fund consists of 892 equity securities domiciled in developed countries within Europe, Australasia, and the Far East. There is considerable name overlap in the securities held in each portfolio because the RAFI Europe Fund’s geographic focus on Europe is a complete subset of the more diversified Acquiring Fund.  However, because the weightings of the securities within each Fund are different, a portion of the RAFI Europe Fund’s holdings need to be sold to align with the Acquiring Fund’s principal investment strategies.

The Funds currently have the same adviser, administrator, distributor, and fund accounting agent. The Vanguard Fund does not have a sub-adviser. The sub-advisers for the Goldman Fund are Goldman Sachs Asset Management, L.P. and Mellon Investments Corporation (“Mellon”), and the sub-adviser to each the RAFI Asia Developed Fund, the RAFI Europe Fund, and the Acquiring Fund is Mellon. JPMorgan Chase Bank, N.A. is the custodian for the Goldman Fund, the Vanguard Fund and the Acquiring Fund, and State Street Bank & Trust Company is the custodian for the RAFI Asia Developed Fund and RAFI Europe Fund. Each service provider has entered into an agreement with JNAM which governs the provision of services to the Funds. Such agreements contain the same or substantially similar terms with respect to each Fund. As noted above, certain of these agreements are between the Funds and JNAM or JNAM’s affiliates (“Related Parties”), and fees paid to the Related Parties include the payment of management fees, administrative fees, and 12b-1 fees.

As of June 30, 2020, the net assets of the Goldman Fund and the Acquiring Fund (together, the “Proposal 1 Combined Fund”) were $55.17 million and $1.51 billion, respectively. The net assets of the pro forma Proposal 1 Combined Fund as of June 30, 2020 would have been $1.56 billion had the Reorganization occurred on that date. The actual net assets of the Goldman Fund and the Acquiring Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares.  No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date.

As of June 30, 2020, the net assets of the Vanguard Fund and the Acquiring Fund (together, the “Proposal 2 Combined Fund”) were $334.10 million and $1.51 billion, respectively. The net assets of the pro forma Proposal 2 Combined Fund as of June 30, 2020 would have been $1.84 billion had the Reorganization occurred on that date. The actual net assets of the Vanguard Fund and the Acquiring Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date.

As of June 30, 2020, the net assets of the RAFI Asia Developed Fund and the Acquiring Fund (together, the “Proposal 3 Combined Fund”) were $172.87 million and $1.51 billion, respectively. The net assets of the pro forma Proposal 3 Combined Fund as of June 30, 2020 would have been $1.68 billion (net of estimated transaction expenses) had the Reorganization occurred on that date. The actual net assets of the RAFI Asia Developed Fund and the Acquiring Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date.

As of June 30, 2020, the net assets of the RAFI Europe Fund and the Acquiring Fund (together, the “Proposal 4 Combined Fund”) were $242.22 million and $1.51 billion, respectively. The net assets of the pro forma Proposal 4 Combined Fund as of June 30, 2020 would have $1.75 billion (net of estimated transaction expenses) had the Reorganization occurred on that date. The actual net assets of the RAFI Europe Fund and the Acquiring Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date.

On a pro forma basis for the twelve months ended June 30, 2020, it is projected that the Combined Fund will incur $4,471,888 more management expenses, inclusive of the Master Fund’s management fee, (0.18% as a percentage of average net assets of the Combined Fund) in the fiscal year after the Reorganizations based on current fees as of June 30, 2020. Additionally, it is projected that the Combined Fund will incur $428,460 less (0.02%) in other operating expenses, excluding administrative fees, primarily due to expected index licensing fee reductions. The Acquired Funds and Acquiring Fund each pay an administrative fee to JNAM at the rate of 0.15% of its average daily net assets. The Acquiring Fund will pay the same fee after the Reorganizations. The administrative expenses, which are paid by JNAM, include routine legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  No significant accounting policies will change as a result of the Reorganizations, specifically, policies regarding valuation.

Under the Trust’s valuation policy and procedures, the Board has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the Investment Company Act of 1940, as amended. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. JNAM has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. When fair valuing foreign equity securities, JNAM adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third-party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. If a valuation from a third-party pricing service is unavailable or it is determined that such valuation does not approximate fair market value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair market value.

Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE, unless an unexpected disruption on the NYSE and the Funds’ valuation policies require a different approach. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third-party price providers. OTC derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including JNAM’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, JNAM may utilize pricing services or other sources, including each Fund’s sub-adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires JNAM to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Reorganizations are not expected to be taxable events for federal income tax purposes for Contract Owners.

The Vanguard Fund is organized as a partnership and, as such, had no net capital loss carryforwards as of December 31, 2019. The RAFI Asia Developed Fund converted from a regulated investment company to a partnership for U.S. federal income tax purposes, effective January 1, 2020, and as such, the RAFI Asia Developed Fund’s capital loss carryforwards as of December 31, 2019 were written off.

As of December 31, 2019, the Goldman Fund had net capital lost carryforwards of $1,739,769, the RAFI Europe Fund had net capital loss carryforwards of $82,829,821 and the Acquiring Fund had no net capital loss carryforwards.

If the Reorganizations are consummated, the combined Acquiring Fund would seek to continue to qualify as a regulated investment company, if such qualification is in the best interests of shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. In addition, the Goldman Fund and the RAFI Europe Fund will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to reorganizations. Accordingly, no provision for federal income taxes is required.

APPENDIX D

The information that follows assumes that one, some, or all of the Reorganizations described in Proposal 1, Proposal 2, Proposal 3, and Proposal 4 are approved.

COMPARATIVE FEE AND EXPENSE TABLES

The following tables show the current fees and expenses of each Fund and the estimated pro forma fees and expenses of Class A and Class I shares of the Acquiring Fund after giving effect to the proposed Reorganizations. The fee and expense information is presented as of December 31, 2019. The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Annual Operating Expenses - Proposal 1 and Proposal 2

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Goldman Fund		Acquired Fund: Vanguard Fund		Acquiring Fund: Mellon Fund		Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 2 are approved)		Pro Forma Mellon Feeder Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 2 are approved and following the feeder fund change) [5]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.30%	0.30%	0.20%	0.20%	0.16%	0.16%	0.16%	0.16%	0.36%	0.36%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses [1]	0.15%	0.15%	0.15%	0.15%	0.17%	0.17%	0.17%	0.17%	0.16%	0.16%
Acquired Fund Fees and Expenses [2]	0.00%	0.00%	0.08%	0.08%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.75%	0.45%	0.73%	0.43%	0.63%	0.33%	0.63%	0.33%	0.82%	0.52%
Less Waiver/ Reimbursement [4]	0.00%	0.05%	0.03%	0.03%	0.00%	0.00%	0.00%	0.00%	0.20%	0.20%
Total Annual Fund Operating Expenses After Waiver/ Reimbursement [3]	0.75%	0.40%	0.70%	0.40%	0.63%	0.33%	0.63%	0.33%	0.62%	0.32%
[1]	"Other Expenses" include an Administrative Fee of 0.15% for all Funds, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses for the Vanguard Fund are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information for the Vanguard Fund has been restated to reflect current fees.
[4]

JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the Goldman Fund. The fee waiver will continue for at least one year from the date of the Goldman Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has contractually agreed to waive 0.03% of the management fees of the Vanguard Fund. The fee waiver will continue for at least one year from the date of the Vanguard Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Mellon Feeder Fund, effective April 26, 2021, under which it will waive 0.095% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Master Fund, effective April 26, 2021, under which it will waive 0.105% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

[5]	Expense information assumes that the Reorganizations in Proposal 1 and Proposal 2 are approved and following the Feeder Fund Change effective April 26, 2021. The fee table reflects the expenses of both the Mellon Feeder Fund and the Master Fund, effective April 26, 2021.

D-1

Annual Operating Expenses - Proposal 1 and Proposal 3

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Goldman Fund		Acquired Fund: RAFI Asia Developed Fund		Acquiring Fund: Mellon Fund		Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 3 are approved)		Pro Forma Mellon Feeder Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 3 are approved and following the Feeder Fund Change) [4]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.30%	0.30%	0.19%	0.19%	0.16%	0.16%	0.16%	0.16%	0.36%	0.36%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses [1]	0.15%	0.15%	0.19%	0.19%	0.17%	0.17%	0.17%	0.17%	0.16%	0.16%
Total Annual Fund Operating Expenses	0.75%	0.45%	0.68%	0.38%	0.63%	0.33%	0.63%	0.33%	0.82%	0.52%
Less Waiver/Reimbursement [3]	0.00%	0.05%	0.00%	0.05%	0.00%	0.00%	0.00%	0.00%	0.20%	0.20%
Total Annual Fund Operating Expenses After Waiver/ Reimbursement [2]	0.75%	0.40%	0.68%	0.33%	0.63%	0.33%	0.63%	0.33%	0.62%	0.32%
[1]	"Other Expenses" include an Administrative Fee of 0.15% for all Funds, which is payable to JNAM.
[2]	Expense information for the RAFI Asia Developed Fund has been restated to reflect current fees.
[3]

JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the Goldman Fund. The fee waiver will continue for at least one year from the date of the Goldman Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the RAFI Asia Developed Fund. The fee waiver will continue for at least one year from the date of the RAFI Asia Developed Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Mellon Feeder Fund, effective April 26, 2021, under which it will waive 0.095% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Master Fund, effective April 26, 2021, under which it will waive 0.105% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

[4]	Expense information assumes that the Reorganizations in Proposal 1 and Proposal 3 are approved and following the Feeder Fund Change effective April 26, 2021. The fee table reflects the expenses of both the Mellon Feeder Fund and the Master Fund, effective April 26, 2021.

D-2

Annual Operating Expenses - Proposal 2 and Proposal 3

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Vanguard Fund		Acquired Fund: RAFI Asia Developed Fund		Acquiring Fund: Mellon Fund		Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganizations in Proposal 2 and Proposal 3 are approved)		Pro Forma Mellon Feeder Fund (assuming expected operating expenses if the Reorganizations in Proposal 2 and Proposal 3 are approved and following the Feeder Fund Change) [5]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.20%	0.20%	0.19%	0.19%	0.16%	0.16%	0.15%	0.15%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses [1]	0.15%	0.15%	0.19%	0.19%	0.17%	0.17%	0.17%	0.17%	0.16%	0.16%
Acquired Fund Fees and Expenses [2]	0.08%	0.08%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.73%	0.43%	0.68%	0.38%	0.63%	0.33%	0.62%	0.32%	0.81%	0.51%
Less Waiver/ Reimbursement [4]	0.03%	0.03%	0.00%	0.05%	0.00%	0.00%	0.00%	0.00%	0.20%	0.20%
Total Annual Fund Operating Expenses After Waiver/ Reimbursement [3]	0.70%	0.40%	0.68%	0.33%	0.63%	0.33%	0.62%	0.32%	0.61%	0.31%
[1]	"Other Expenses" include an Administrative Fee of 0.15% for all Funds, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses for the Vanguard Fund are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information for the Vanguard Fund and RAFI Asia Developed Fund have been restated to reflect current fees.
[4]

JNAM has contractually agreed to waive 0.03% of the management fees of the Vanguard Fund. The fee waiver will continue for at least one year from the date of the Vanguard Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the RAFI Asia Developed Fund. The fee waiver will continue for at least one year from the date of the RAFI Asia Developed Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Mellon Feeder Fund, effective April 26, 2021, under which it will waive 0.095% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Master Fund, effective April 26, 2021, under which it will waive 0.105% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

[5]	Expense information assumes that the Reorganizations in Proposal 2 and Proposal 3 are approved and following the Feeder Fund Change effective April 26, 2021. The fee table reflects the expenses of both the Mellon Feeder Fund and the Master Fund, effective April 26, 2021.

D-3

Annual Operating Expenses - Proposal 1 and Proposal 4

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Goldman Fund		Acquired Fund: RAFI Europe Fund		Acquiring Fund: Mellon Fund		Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 4 are approved)		Pro Forma Mellon Feeder Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 4 are approved and following the Feeder Fund Change) [4]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.30%	0.30%	0.19%	0.19%	0.16%	0.16%	0.16%	0.16%	0.36%	0.36%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses [1]	0.15%	0.15%	0.20%	0.20%	0.17%	0.17%	0.17%	0.17%	0.16%	0.16%
Total Annual Fund Operating Expenses	0.75%	0.45%	0.69%	0.39%	0.63%	0.33%	0.63%	0.33%	0.82%	0.52%
Less Waiver/ Reimbursement [3]	0.00%	0.05%	0.00%	0.05%	0.00%	0.00%	0.00%	0.00%	0.20%	0.20%
Total Annual Fund Operating Expenses After Waiver/ Reimbursement [2]	0.75%	0.40%	0.69%	0.34%	0.63%	0.33%	0.63%	0.33%	0.62%	0.32%
[1]	"Other Expenses" include an Administrative Fee of 0.15% for all Funds, which is payable to JNAM.
[2]	Expense information for the RAFI Europe Fund has been restated to reflect current fees.
[3]

JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the Goldman Fund. The fee waiver will continue for at least one year from the date of the Goldman Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the RAFI Europe Fund. The fee waiver will continue for at least one year from the date of the RAFI Europe Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Mellon Feeder Fund, effective April 26, 2021, under which it will waive 0.095% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Master Fund, effective April 26, 2021, under which it will waive 0.105% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

[4]	Expense information assumes that the Reorganizations in Proposal 1 and Proposal 4 are approved and following the Feeder Fund Change effective April 26, 2021. The fee table reflects the expenses of both the Mellon Feeder Fund and the Master Fund, effective April 26, 2021.

D-4

Annual Operating Expenses - Proposal 2 and Proposal 4

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Vanguard Fund		Acquired Fund: RAFI Europe Fund		Acquiring Fund: Mellon Fund		Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganizations in Proposal 2 and Proposal 4 are approved)		Pro Forma Mellon Feeder Fund (assuming expected operating expenses if the Reorganizations in Proposal 2 and Proposal 4 are approved and following the Feeder Fund Change) [5]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.20%	0.20%	0.19%	0.19%	0.16%	0.16%	0.15%	0.15%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses [1]	0.15%	0.15%	0.20%	0.20%	0.17%	0.17%	0.17%	0.17%	0.16%	0.16%
Acquired Fund Fees and Expenses [2]	0.08%	0.08%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.73%	0.43%	0.69%	0.39%	0.63%	0.33%	0.62%	0.32%	0.81%	0.51%
Less Waiver/ Reimbursement [4]	0.03%	0.03%	0.00%	0.05%	0.00%	0.00%	0.00%	0.00%	0.20%	0.20%
Total Annual Fund Operating Expenses After Waiver/ Reimbursement [3]	0.70%	0.40%	0.69%	0.34%	0.63%	0.33%	0.62%	0.32%	0.61%	0.31%
[1]	"Other Expenses" include an Administrative Fee of 0.15% for all Funds, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses for the Vanguard Fund are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information for the Vanguard Fund and RAFI Europe Fund has been restated to reflect current fees.
[4]

JNAM has contractually agreed to waive 0.03% of the management fees of the Vanguard Fund. The fee waiver will continue for at least one year from the date of the Vanguard Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the RAFI Europe Fund. The fee waiver will continue for at least one year from the date of the RAFI Europe Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Mellon Feeder Fund, effective April 26, 2021, under which it will waive 0.095% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Master Fund, effective April 26, 2021, under which it will waive 0.105% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

[5]	Expense information assumes that the Reorganizations in Proposal 2 and Proposal 4 are approved and following the Feeder Fund Change effective April 26, 2021. The fee table reflects the expenses of both the Mellon Feeder Fund and the Master Fund, effective April 26, 2021.

D-5

Annual Operating Expenses - Proposal 3 and Proposal 4

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: RAFI Asia Developed Fund		Acquired Fund: RAFI Europe Fund		Acquiring Fund: Mellon Fund		Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganizations in Proposal 3 and Proposal 4 are approved)		Pro Forma Mellon Feeder Fund (assuming expected operating expenses if the Reorganizations in Proposal 3 and Proposal 4 are approved and following the Feeder Fund Change) [4]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.19%	0.19%	0.19%	0.19%	0.16%	0.16%	0.15%	0.15%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses [1]	0.19%	0.19%	0.20%	0.20%	0.17%	0.17%	0.17%	0.17%	0.16%	0.16%
Total Annual Fund Operating Expenses	0.68%	0.38%	0.69%	0.39%	0.63%	0.33%	0.62%	0.32%	0.81%	0.51%
Less Waiver/Reimbursement [3]	0.00%	0.05%	0.00%	0.05%	0.00%	0.00%	0.00%	0.00%	0.20%	0.20%
Total Annual Fund Operating Expenses After Waiver/ Reimbursement [2]	0.68%	0.33%	0.69%	0.34%	0.63%	0.33%	0.62%	0.32%	0.61%	0.31%
[1]	"Other Expenses" include an Administrative Fee of 0.15% for all Funds, which is payable to JNAM.
[2]	Expense information for the RAFI Asia Developed Fund and the RAFI Europe Fund has been restated to reflect current fees.
[3]

JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the RAFI Asia Developed Fund. The fee waiver will continue for at least one year from the date of the RAFI Asia Developed Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the RAFI Europe Fund. The fee waiver will continue for at least one year from the date of the RAFI Europe Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Mellon Feeder Fund, effective April 26, 2021, under which it will waive 0.095% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Master Fund, effective April 26, 2021, under which it will waive 0.105% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

[4]	Expense information assumes that the Reorganizations in Proposal 3 and Proposal 4 are approved and following the Feeder Fund Change effective April 26, 2021. The fee table reflects the expenses of both the Mellon Feeder Fund and the Master Fund, effective April 26, 2021.

D-6

Annual Operating Expenses - Proposal 1, Proposal 2, and Proposal 3

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Goldman Fund		Acquired Fund: Vanguard Fund		Acquired Fund: RAFI Asia Developed Fund		Acquiring Fund: Mellon Fund		Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, and Proposal 3 are approved)		Pro Forma Mellon Feeder Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, and Proposal 3 are approved and following the Feeder Fund Change) [5]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.30%	0.30%	0.20%	0.20%	0.19%	0.19%	0.16%	0.16%	0.15%	0.15%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses [1]	0.15%	0.15%	0.15%	0.15%	0.19%	0.19%	0.17%	0.17%	0.17%	0.17%	0.16%	0.16%
Acquired Fund Fees and Expenses [2]	0.00%	0.00%	0.08%	0.08%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.75%	0.45%	0.73%	0.43%	0.68%	0.38%	0.63%	0.33%	0.62%	0.32%	0.81%	0.51%
Less Waiver/ Reimbursement [4]	0.00%	0.05%	0.03%	0.03%	0.00%	0.05%	0.00%	0.00%	0.00%	0.00%	0.20%	0.20%
Total Annual Fund Operating Expenses After Waiver/ Reimbursement [3]	0.75%	0.40%	0.70%	0.40%	0.68%	0.33%	0.63%	0.33%	0.62%	0.32%	0.61%	0.31%
[1]	"Other Expenses" include an Administrative Fee of 0.15% for all Funds, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses for the Vanguard Fund are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information for the Vanguard Fund and RAFI Asia Developed Fund has been restated to reflect current fees.
[4]

JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the Goldman Fund. The fee waiver will continue for at least one year from the date of the Goldman Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has contractually agreed to waive 0.03% of the management fees of the Vanguard Fund. The fee waiver will continue for at least one year from the date of the Vanguard Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the RAFI Asia Developed Fund. The fee waiver will continue for at least one year from the date of the RAFI Asia Developed Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Mellon Feeder Fund, effective April 26, 2021, under which it will waive 0.095% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Master Fund, effective April 26, 2021, under which it will waive 0.105% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

[5]	Expense information assumes that the Reorganizations in Proposal 1, Proposal 2, and Proposal 3 are approved and following the Feeder Fund Change effective April 26, 2021. The fee table reflects the expenses of both the Mellon Feeder Fund and the Master Fund, effective April 26, 2021.

D-7

Annual Operating Expenses - Proposal 1, Proposal 2, and Proposal 4

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Goldman Fund		Acquired Fund: Vanguard Fund		Acquired Fund: RAFI Europe Fund		Acquiring Fund: Mellon Fund		Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, and Proposal 4 are approved)		Pro Forma Mellon Feeder Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, and Proposal 4 are approved and following the Feeder Fund Change) [5]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.30%	0.30%	0.20%	0.20%	0.19%	0.19%	0.16%	0.16%	0.15%	0.15%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses [1]	0.15%	0.15%	0.15%	0.15%	0.20%	0.20%	0.17%	0.17%	0.17%	0.17%	0.16%	0.16%
Acquired Fund Fees and Expenses [2]	0.00%	0.00%	0.08%	0.08%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.75%	0.45%	0.73%	0.43%	0.69%	0.39%	0.63%	0.33%	0.62%	0.32%	0.81%	0.51%
Less Waiver/ Reimbursement [4]	0.00%	0.05%	0.03%	0.03%	0.00%	0.05%	0.00%	0.00%	0.00%	0.00%	0.20%	0.20%
Total Annual Fund Operating Expenses After Waiver/ Reimbursement [3]	0.75%	0.40%	0.70%	0.40%	0.69%	0.34%	0.63%	0.33%	0.62%	0.32%	0.61%	0.31%
[1]	"Other Expenses" include an Administrative Fee of 0.15% for all Funds, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses for the Vanguard Fund are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information for the Vanguard Fund and RAFI Europe Fund have been restated to reflect current fees.
[4]

JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the Goldman Fund. The fee waiver will continue for at least one year from the date of the Goldman Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has contractually agreed to waive 0.03% of the management fees of the Vanguard Fund. The fee waiver will continue for at least one year from the date of the Vanguard Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the RAFI Europe Fund. The fee waiver will continue for at least one year from the date of the RAFI Europe Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Mellon Feeder Fund, effective April 26, 2021, under which it will waive 0.095% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Master Fund, effective April 26, 2021, under which it will waive 0.105% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

[5]	Expense information assumes that the Reorganizations in Proposal 1, Proposal 2, and Proposal 4 are approved and following the Feeder Fund Change effective April 26, 2021. The fee table reflects the expenses of both the Mellon Feeder Fund and the Master Fund, effective April 26, 2021.

D-8

Annual Operating Expenses - Proposal 1, Proposal 3, and Proposal 4

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Goldman Fund		Acquired Fund: RAFI Asia Developed Fund		Acquired Fund: RAFI Europe Fund		Acquiring Fund: Mellon Fund		Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 3, and Proposal 4 are approved)		Pro Forma Mellon Feeder Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 3, and Proposal 4 are approved and following the Feeder Fund Change) [4]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.30%	0.30%	0.19%	0.19%	0.19%	0.19%	0.16%	0.16%	0.15%	0.15%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses [1]	0.15%	0.15%	0.19%	0.19%	0.20%	0.20%	0.17%	0.17%	0.17%	0.17%	0.16%	0.16%
Total Annual Fund Operating Expenses	0.75%	0.45%	0.68%	0.38%	0.69%	0.39%	0.63%	0.33%	0.62%	0.32%	0.81%	0.51%
Less Waiver/ Reimbursement [3]	0.00%	0.05%	0.00%	0.05%	0.00%	0.05%	0.00%	0.00%	0.00%	0.00%	0.20%	0.20%
Total Annual Fund Operating Expenses After Waiver/ Reimbursement [2]	0.75%	0.40%	0.68%	0.33%	0.69%	0.34%	0.63%	0.33%	0.62%	0.32%	0.61%	0.31%
[1]	"Other Expenses" include an Administrative Fee of 0.15% for all Funds, which is payable to JNAM.
[2]	Expense information for the RAFI Asia Developed Fund and RAFI Europe Fund has been restated to reflect current fees.
[3]

JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the Goldman Fund. The fee waiver will continue for at least one year from the date of the Goldman Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the RAFI Asia Developed Fund. The fee waiver will continue for at least one year from the date of the RAFI Asia Developed Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the RAFI Europe Fund. The fee waiver will continue for at least one year from the date of the RAFI Europe Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Mellon Feeder Fund, effective April 26, 2021, under which it will waive 0.095% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Master Fund, effective April 26, 2021, under which it will waive 0.105% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

[4]	Expense information assumes that the Reorganizations in Proposal 1, Proposal 3, and Proposal 4 are approved and following the Feeder Fund Change effective April 26, 2021. The fee table reflects the expenses of both the Mellon Feeder Fund and the Master Fund, effective April 26, 2021.

D-9

Annual Operating Expenses - Proposal 2, Proposal 3, and Proposal 4

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Vanguard Fund		Acquired Fund: RAFI Asia Developed Fund		Acquired Fund: RAFI Europe Fund		Acquiring Fund: Mellon Fund		Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganizations in Proposal 2, Proposal 3, and Proposal 4 are approved)		Pro Forma Mellon Feeder Fund (assuming expected operating expenses if the Reorganizations in Proposal 2, Proposal 3, and Proposal 4 are approved and following the Feeder Fund Change) [5]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.20%	0.20%	0.19%	0.19%	0.19%	0.19%	0.16%	0.16%	0.15%	0.15%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses [1]	0.15%	0.15%	0.19%	0.19%	0.20%	0.20%	0.17%	0.17%	0.17%	0.17%	0.16%	0.16%
Acquired Fund Fees and Expenses [2]	0.08%	0.08%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.73%	0.43%	0.68%	0.38%	0.69%	0.39%	0.63%	0.33%	0.62%	0.32%	0.81%	0.51%
Less Waiver/ Reimbursement [4]	0.03%	0.03%	0.00%	0.05%	0.00%	0.05%	0.00%	0.00%	0.00%	0.00%	0.20%	0.20%
Total Annual Fund Operating Expenses After Waiver/ Reimbursement [3]	0.70%	0.40%	0.68%	0.33%	0.69%	0.34%	0.63%	0.33%	0.62%	0.32%	0.61%	0.31%
[1]	"Other Expenses" include an Administrative Fee of 0.15% for all Funds, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses for the Vanguard Fund are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information for the Vanguard Fund, RAFI Asia Developed Fund, and RAFI Europe Fund has been restated to reflect current fees.
[4]

JNAM has contractually agreed to waive 0.03% of the management fees of the Vanguard Fund. The fee waiver will continue for at least one year from the date of the Vanguard Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the RAFI Asia Developed Fund. The fee waiver will continue for at least one year from the date of the RAFI Asia Developed Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the RAFI Europe Fund. The fee waiver will continue for at least one year from the date of the RAFI Europe Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Mellon Feeder Fund, effective April 26, 2021, under which it will waive 0.095% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Master Fund, effective April 26, 2021, under which it will waive 0.105% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

[5]	Expense information assumes that the Reorganizations in Proposal 2, Proposal 3, and Proposal 4 are approved and following the Feeder Fund Change effective April 26, 2021. The fee table reflects the expenses of both the Mellon Feeder Fund and the Master Fund, effective April 26, 2021.

D-10

Annual Operating Expenses - Proposal 1, Proposal 2, Proposal 3, and Proposal 4

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Goldman Fund		Acquired Fund: Vanguard Fund		Acquired Fund: RAFI Asia Developed Fund		Acquired Fund: RAFI Europe Fund		Acquiring Fund: Mellon Fund		Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, Proposal 3, and Proposal 4 are approved)		Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, Proposal 3, and Proposal 4 are approved and following the Feeder Fund Change) [5]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.30%	0.30%	0.20%	0.20%	0.19%	0.19%	0.19%	0.19%	0.16%	0.16%	0.15%	0.15%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses [1]	0.15%	0.15%	0.15%	0.15%	0.19%	0.19%	0.20%	0.20%	0.17%	0.17%	0.17%	0.17%	0.16%	0.16%
Acquired Fund Fees and Expenses [2]	0.00%	0.00%	0.08%	0.08%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.75%	0.45%	0.73%	0.43%	0.68%	0.38%	0.69%	0.39%	0.63%	0.33%	0.62%	0.32%	0.81%	0.51%
Less Waiver/ Reimbursement [4]	0.00%	0.05%	0.03%	0.03%	0.00%	0.05%	0.00%	0.05%	0.00%	0.00%	0.00%	0.00%	0.20%	0.20%
Total Annual Fund Operating Expenses After Waiver/ Reimbursement [3]	0.75%	0.40%	0.70%	0.40%	0.68%	0.33%	0.69%	0.34%	0.63%	0.33%	0.62%	0.32%	0.61%	0.31%
[1]	"Other Expenses" include an Administrative Fee of 0.15% for all Funds, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses for the Vanguard Fund are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information for the Vanguard Fund, RAFI Asia Developed Fund, and RAFI Europe Fund has been restated to reflect current fees.
[4]

JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the Goldman Fund. The fee waiver will continue for at least one year from the date of the Goldman Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has contractually agreed to waive 0.03% of the management fees of the Vanguard Fund. The fee waiver will continue for at least one year from the date of the Vanguard Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the RAFI Asia Developed Fund. The fee waiver will continue for at least one year from the date of the RAFI Asia Developed Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the RAFI Europe Fund. The fee waiver will continue for at least one year from the date of the RAFI Europe Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Mellon Feeder Fund, effective April 26, 2021, under which it will waive 0.095% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Master Fund, effective April 26, 2021, under which it will waive 0.105% of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

[5]	Expense information assumes that the Reorganizations in Proposal 1, Proposal 2, Proposal 3, and Proposal 4 are approved and following the Feeder Fund Change effective April 26, 2021. The fee table reflects the expenses of both the Mellon Feeder Fund and the Master Fund, effective April 26, 2021.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. This example also illustrates the costs of investing in the Acquired Funds if the Reorganizations are approved and when the Feeder Fund Change takes effect. This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included. The example assumes that:

  You invest $10,000 in a Fund for the time periods indicated;
  Your investment has a 5% annual return;
  The Fund’s operating expenses remain the same as they were as of December 31, 2019;
  You redeem your investment at the end of each time period;
  The contractual expense limitation agreement for the Vanguard Fund is discontniued after one year ;

D-11

  The Class I administrative fee waivers for each of the Goldman Fund, RAFI Asia Developed Fund, and RAFI Europe Fund is discontinued after one year ; and
  The contractual expense limitation for the Mellon Feeder Fund is discontinued after one year .

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Goldman Fund (Acquired Fund in Proposal 1)
Class A	$77	$240	$417	$930
Class I	$41	$139	$247	$562
Vanguard Fund (Acquired Fund in Proposal 2)
Class A	$72	$230	$403	$904
Class I	$41	$135	$238	$539
RAFI Asia Developed Fund (Acquired Fund in Proposal 3)
Class A	$69	$218	$379	$847
Class I	$34	$117	$208	$476
RAFI Europe Fund (Acquired Fund in Proposal 4)
Class A	$70	$221	$384	$859
Class I	$35	$120	$214	$488
Mellon Fund (Acquiring Fund)
Class A	$64	$202	$351	$786
Class I	$34	$106	$185	$418
Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 2 are approved)
Class A	$64	$202	$351	$786
Class I	$34	$106	$185	$418
Pro Forma Mellon Feeder Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 2 are approved and following the Feeder Fund Change) [1]
Class A	$63	$242	$435	$995
Class I	$33	$147	$271	$633
Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 3 are approved)
Class A	$64	$202	$351	$786
Class I	$34	$106	$185	$418
Pro Forma Mellon Feeder Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 3 are approved and following the Feeder Fund Change) [1]
Class A	$63	$242	$435	$995
Class I	$33	$147	$271	$633
Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganizations in Proposal 2 and Proposal 3 are approved)
Class A	$63	$199	$346	$774
Class I	$33	$103	$180	$406
Pro Forma Mellon Feeder Fund (assuming expected operating expenses if the Reorganizations in Proposal 2 and Proposal 3 are approved and following the Feeder Fund Change) [1]
Class A	$62	$239	$430	$983
Class I	$32	$143	$265	$621

D-12

	1 Year	3 Years	5 Years	10 Years
Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 4 are approved)
Class A	$64	$202	$351	$786
Class I	$34	$106	$185	$418
Pro Forma Mellon Feeder Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 4 are approved and following the Feeder Fund Change) [1]
Class A	$63	$242	$435	$995
Class I	$33	$147	$271	$633
Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganizations in Proposal 2 and Proposal 4 are approved)
Class A	$63	$199	$346	$774
Class I	$33	$103	$180	$406
Pro Forma Mellon Feeder Fund (assuming expected operating expenses if the Reorganizations in Proposal 2 and Proposal 4 are approved and following the Feeder Fund Change) [1]
Class A	$62	$239	$430	$983
Class I	$32	$143	$265	$621
Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganizations in Proposal 3 and Proposal 4 are approved)
Class A	$63	$199	$346	$774
Class I	$33	$103	$180	$406
Pro Forma Mellon Feeder Fund (assuming expected operating expenses if the Reorganizations in Proposal 3 and Proposal 4 are approved and following the Feeder Fund Change) [1]
Class A	$62	$239	$430	$983
Class I	$32	$143	$265	$621
Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, and Proposal 3 are approved)
Class A	$63	$199	$346	$774
Class I	$33	$103	$180	$406
Pro Forma Mellon Feeder Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, and Proposal 3 are approved and following the Feeder Fund Change) [1]
Class A	$62	$239	$430	$983
Class I	$32	$143	$265	$621
Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 3, and Proposal 4 are approved)
Class A	$63	$199	$346	$774
Class I	$33	$103	$180	$406
Pro Forma Mellon Feeder Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 3, and Proposal 4 are approved and following the Feeder Fund Change) [1]
Class A	$62	$239	$430	$983
Class I	$32	$143	$265	$621

D-13

	1 Year	3 Years	5 Years	10 Years
Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, and Proposal 4 are approved)
Class A	$63	$199	$346	$774
Class I	$33	$103	$180	$406
Pro Forma Mellon Feeder Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, and Proposal 4 are approved and following the Feeder Fund Change) [1]
Class A	$62	$239	$430	$983
Class I	$32	$143	$265	$621
Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganizations in Proposal 2 Proposal 3, and Proposal 4 are approved)
Class A	$63	$199	$346	$774
Class I	$33	$103	$180	$406
Pro Forma Mellon Feeder Fund (assuming expected operating expenses if the Reorganizations in Proposal 2, Proposal 3, and Proposal 4 are approved and following the Feeder Fund Change) [1]
Class A	$62	$239	$430	$983
Class I	$32	$143	$265	$621
Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, Proposal 3, and Proposal 4 are approved)
Class A	$63	$199	$346	$774
Class I	$33	$103	$180	$406
Pro Forma Mellon Feeder Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, Proposal 3, and Proposal 4 are approved and following the Feeder Fund Change) [1]
Class A	$62	$239	$430	$983
Class I	$32	$143	$265	$621
[1]	Expense example reflects the aggregate expenses of both the Mellon Feeder Fund and the Master Fund.

Capitalization

The following table shows the capitalization of each Fund as of June 30, 2020, and of the Mellon Fund on a pro forma combined basis as of June 30, 2020, after giving effect to the proposed Reorganizations. The actual net assets of each Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Mellon Fund will be received by shareholders of each Acquired Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the Mellon Fund that will actually be received.

D-14

Proposal 1 and Proposal 2

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Goldman Fund (Acquired Fund) – Class A	$53,900,829	8.36	6,445,662
Vanguard Fund (Acquired Fund) – Class A	$325,900,554	9.58	34,002,235
Mellon Fund (Acquiring Fund) – Class A	$1,264,506,522	12.29	102,868,980
Adjustments	$(68,967) (a)(b)	0	(9,550,223) (c)
Pro forma Mellon Fund – Class A (assuming only Proposal 1 and Proposal 2 are approved)	$1,644,238,938	12.29	133,766,654
Goldman Fund (Acquired Fund) – Class I	$1,268,838	8.38	151,323
Vanguard Fund (Acquired Fund) – Class I	$8,191,641	9.66	848,179
Mellon Fund (Acquiring Fund) – Class I	$241,894,451	12.88	18,777,180
Adjustments	$(1,624) (a)(b)	0	(265,119) (c)
Pro forma Mellon Fund – Class I (assuming only Proposal 1 and Proposal 2 are approved)	$251,353,306	12.88	19,511,563
(a)	The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of the Reorganizations as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not each Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with each Reorganization.
(b)

Proposal 1: It is currently anticipated that approximately 16.69% of the Goldman Fund’s holdings will be transferred to the Mellon Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 83.31% of the Goldman Fund’s holdings will be aligned or sold. The Goldman Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $70,591 (0.12% of net assets).

Proposal 2: It is currently anticipated that approximately 100% of the Vanguard Fund’s holdings will be liquidated in advance of the Reorganization and the resulting proceeds will be invested in accordance with the Mellon Fund’s principal investment strategies. There are no Transaction Costs associated with the Reorganization

(c)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Mellon Fund to reflect the exchange of shares of the Goldman Fund and Vanguard Fund.

Proposal 1 and Proposal 3

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Goldman Fund (Acquired Fund) – Class A	$53,900,829	8.36	6,445,662
RAFI Asia Developed Fund (Acquired Fund) – Class A	$172,204,826	10.88	15,829,421
Mellon Fund (Acquiring Fund) – Class A	$1,264,506,522	12.29	102,868,980
Adjustments	$(306,936) (a)(b)	0	(3,902,527) (c)
Pro forma Mellon Fund – Class A (assuming only Proposal 1 and Proposal 3 are approved)	$1,490,305,241	12.29	121,241,536
Goldman Fund (Acquired Fund) – Class I	$1,268,838	8.38	151,323
RAFI Asia Developed Fund (Acquired Fund) – Class I	$659,752	11.04	59,751
Mellon Fund (Acquiring Fund) – Class I	$241,894,451	12.88	18,777,180
Adjustments	$(2,535) (a)(b)	0	(61,536) (c)
Pro forma Mellon Fund – Class I (assuming only Proposal 1 and Proposal 3 are approved)	$243,820,506	12.88	18,926,718

(a)	The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of the Reorganizations as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not each Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with each Reorganization.
(b)

Proposal 1: It is currently anticipated that approximately 16.69% of the Goldman Fund’s holdings will be transferred to the Mellon Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 83.31% of the Goldman Fund’s holdings will be aligned or sold. The Goldman Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $70,591 (0.12% of net assets).

Proposal 3: It is currently anticipated that approximately 32.78% of the RAFI Asia Developed Fund’s holdings will be transferred to the Mellon Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 67.22% of the RAFI Asia Developed Fund’s holdings will be aligned or sold. The RAFI Asia Developed Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $238,880 (0.14% of net assets).

(c)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Mellon Fund to reflect the exchange of shares of the Goldman Fund and RAFI Asia Developed Fund.

D-15

Proposal 2 and Proposal 3

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Vanguard Fund (Acquired Fund) – Class A	$325,900,554	9.58	34,002,235
RAFI Asia Developed Fund (Acquired Fund) – Class A	$172,204,826	10.88	15,829,421
Mellon Fund (Acquiring Fund) – Class A	$1,264,506,522	12.29	102,868,980
Adjustments	$(237,968) (a)(b)	0	(9,321,696)(c)
Pro forma Mellon Fund – Class A (assuming only Proposal 2 and Proposal 3 are approved)	$1,762,373,934	12.29	143,378,940
Vanguard Fund (Acquired Fund) – Class I	$8,191,641	9.66	848,179
RAFI Asia Developed Fund (Acquired Fund) – Class I	$659,752	11.04	59,751
Mellon Fund (Acquiring Fund) – Class I	$241,894,451	12.88	18,777,180
Adjustments	$(912) (a)(b)	0	(220,781) (c)
Pro forma Mellon Fund – Class I (assuming only Proposal 2 and Proposal 3 are approved)	$250,744,932	12.88	19,464,329
(a)	The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of the Reorganizations as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not each Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with each Reorganization.
(b)

Proposal 2: It is currently anticipated that approximately 100% of the Vanguard Fund’s holdings will be liquidated in advance of the Reorganization and the resulting proceeds will be invested in accordance with the Mellon Fund’s principal investment strategies. There are no Transaction Costs associated with the Reorganization

Proposal 3: It is currently anticipated that approximately 32.78% of the RAFI Asia Developed Fund’s holdings will be transferred to the Mellon Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 67.22% of the RAFI Asia Developed Fund’s holdings will be aligned or sold. The RAFI Asia Developed Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $238,880 (0.14% of net assets).

(c)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Mellon Fund to reflect the exchange of shares of the Vanguard Fund and RAFI Asia Developed Fund.

Proposal 1 and Proposal 4

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Goldman Fund (Acquired Fund) – Class A	$53,900,829	8.36	6,445,662
RAFI Europe Fund (Acquired Fund) – Class A	$241,844,203	9.72	24,889,621
Mellon Fund (Acquiring Fund) – Class A	$1,264,506,522	12.29	102,868,980
Adjustments	$(175,242) (a)(b)	0	(7,285,665)(c)
Pro forma Mellon Fund – Class A (assuming only Proposal 1 and Proposal 4 are approved)	$1,560,076,312	12.29	126,918,598
Goldman Fund (Acquired Fund) – Class I	$1,268,838	8.38	151,323
RAFI Europe Fund (Acquired Fund) – Class I	$380,167	9.83	38,693
Mellon Fund (Acquiring Fund) – Class I	$241,894,451	12.88	18,777,180
Adjustments	$(1,791) (a)(b)	0	(62,127) (c)
Pro forma Mellon Fund – Class I (assuming only Proposal 1 and Proposal 4 are approved)	$243,541,665	12.88	18,905,069

(a)	The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of the Reorganizations as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not each Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with each Reorganization.
(b)

Proposal 1: It is currently anticipated that approximately 16.69% of the Goldman Fund’s holdings will be transferred to the Mellon Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 83.31% of the Goldman Fund’s holdings will be aligned or sold. The Goldman Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $70,591 (0.12% of net assets).

Proposal 4: It is currently anticipated that approximately 49.29% of the RAFI Europe Fund’s holdings will be transferred to the Mellon Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 50.71% of the RAFI Europe Fund’s holdings will be aligned or sold. The RAFI Europe Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $106,442 (0.04% of net assets).

(c)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Mellon Fund to reflect the exchange of shares of the Goldman Fund and RAFI Europe Fund.

D-16

Proposal 2 and Proposal 4

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Vanguard Fund (Acquired Fund) – Class A	$325,900,554	9.58	34,002,235
RAFI Europe Fund (Acquired Fund) – Class A	$241,844,203	9.72	24,889,621
Mellon Fund (Acquiring Fund) – Class A	$1,264,506,522	12.29	102,868,980
Adjustments	$(106,275) (a)(b)	0	(12,704,836) (c)
Pro forma Mellon Fund – Class A (assuming only Proposal 2 and Proposal 4 are approved)	$1,832,145,004	12.29	149,056,000
Vanguard Fund (Acquired Fund) – Class I	$8,191,641	9.66	848,179
RAFI Europe Fund (Acquired Fund) – Class I	$380,167	9.83	38,693
Mellon Fund (Acquiring Fund) – Class I	$241,894,451	12.88	18,777,180
Adjustments	$(167) (a)(b)	0	(221,373) (c)
Pro forma Mellon Fund – Class I (assuming only Proposal 2 and Proposal 4 are approved)	$250,466,092	12.88	19,442,679

(a)	The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of the Reorganizations as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not each Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with each Reorganization.
(b)

Proposal 2: It is currently anticipated that approximately 100% of the Vanguard Fund’s holdings will be liquidated in advance of the Reorganization and the resulting proceeds will be invested in accordance with the Mellon Fund’s principal investment strategies. There are no Transaction Costs associated with the Reorganization.

Proposal 4: It is currently anticipated that approximately 49.29% of the RAFI Europe Fund’s holdings will be transferred to the Mellon Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 50.71% of the RAFI Europe Fund’s holdings will be aligned or sold. The RAFI Europe Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $106,442 (0.04% of net assets).

(c)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Mellon Fund to reflect the exchange of shares of the Vanguard Fund and RAFI Europe Fund.

Proposal 3 and Proposal 4

	Net Assets	Net Asset Value Per Share	Shares Outstanding
RAFI Asia Developed Fund (Acquired Fund) – Class A	$172,204,826	10.88	15,829,421
RAFI Europe Fund (Acquired Fund) – Class A	$241,844,203	9.72	24,889,621
Mellon Fund (Acquiring Fund) – Class A	$1,264,506,522	12.29	102,868,980
Adjustments	$(344,243) (a)(b)	0	(7,057,138) (c)
Pro forma Mellon Fund – Class A (assuming only Proposal 3 and Proposal 4 are approved)	$1,678,211,308	12.29	136,530,884
RAFI Asia Developed Fund (Acquired Fund) – Class I	$659,752	11.04	59,751
RAFI Europe Fund (Acquired Fund) – Class I	$380,167	9.83	38,693
Mellon Fund (Acquiring Fund) – Class I	$241,894,451	12.88	18,777,180
Adjustments	$(1,079) (a)(b)	0	(17,789) (c)
Pro forma Mellon Fund – Class I (assuming only Proposal 3 and Proposal 4 are approved)	$242,933,291	12.88	18,857,835
(a)	The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of the Reorganizations as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not each Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with each Reorganization.
(b)

Proposal 3: It is currently anticipated that approximately 32.78% of the RAFI Asia Developed Fund’s holdings will be transferred to the Mellon Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 67.22% of the RAFI Asia Developed Fund’s holdings will be aligned or sold. The RAFI Asia Developed Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $238,880 (0.14% of net assets).

Proposal 4: It is currently anticipated that approximately 49.29% of the RAFI Europe Fund’s holdings will be transferred to the Mellon Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 50.71% of the RAFI Europe Fund’s holdings will be aligned or sold. The RAFI Europe Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $106,442 (0.04% of net assets).

(c)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Mellon Fund to reflect the exchange of shares of the RAFI Asia Developed Fund and RAFI Europe Fund.

D-17

Proposal 1, Proposal 2, and Proposal 3

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Goldman Fund (Acquired Fund) – Class A	$53,900,829	8.36	6,445,662
Vanguard Fund (Acquired Fund) – Class A	$325,900,554	9.58	34,002,235
RAFI Asia Developed Fund (Acquired Fund) – Class A	$172,204,826	10.88	15,829,421
Mellon Fund (Acquiring Fund) – Class A	$1,264,506,522	12.29	102,868,980
Adjustments	$(306,936) (a)(b)	0	(11,387,223) (c)
Pro forma Mellon Fund – Class A (assuming only Proposal 1, Proposal 2, and Proposal 3 are approved)	$1,816,205,795	12.29	147,759,075
Goldman Fund (Acquired Fund) – Class I	$1,268,838	8.38	151,323
Vanguard Fund (Acquired Fund) – Class I	$8,191,641	9.66	848,179
RAFI Asia Developed Fund (Acquired Fund) – Class I	$659,752	11.04	59,751
Mellon Fund (Acquiring Fund) – Class I	$241,894,451	12.88	18,777,180
Adjustments	$(2,535) (a)(b)	0	(273,718) (c)
Pro forma Mellon Fund – Class I (assuming only Proposal 1, Proposal 2, and Proposal 3 are approved)	$252,012,147	12.88	19,562,715
(a)	The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of the Reorganizations as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not each Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with each Reorganization.
(b)

Proposal 1: It is currently anticipated that approximately 16.69% of the Goldman Fund’s holdings will be transferred to the Mellon Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 83.31% of the Goldman Fund’s holdings will be aligned or sold. The Goldman Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $70,591 (0.12% of net assets).

Proposal 2: It is currently anticipated that approximately 100% of the Vanguard Fund’s holdings will be liquidated in advance of the Reorganization and the resulting proceeds will be invested in accordance with the Mellon Fund’s principal investment strategies. There are no Transaction Costs associated with the Reorganization.

Proposal 3: It is currently anticipated that approximately 32.78% of the RAFI Asia Developed Fund’s holdings will be transferred to the Mellon Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 67.22% of the RAFI Asia Developed Fund’s holdings will be aligned or sold. The RAFI Asia Developed Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $238,880 (0.14% of net assets).

(c)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Mellon Fund to reflect the exchange of shares of the Goldman Fund, Vanguard Fund, and RAFI Asia Developed Fund.

Proposal 1, Proposal 2, and Proposal 4

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Goldman Fund (Acquired Fund) – Class A	$53,900,829	8.36	6,445,662
Vanguard Fund (Acquired Fund) – Class A	$325,900,554	9.58	34,002,235
RAFI Europe Fund (Acquired Fund) – Class A	$241,844,203	9.72	24,889,621
Mellon Fund (Acquiring Fund) – Class A	$1,264,506,522	12.29	102,868,980
Adjustments	$(175,242) (a)(b)	0	(14,770,362) (c)
Pro forma Mellon Fund – Class A (assuming only Proposal 1, Proposal 2, and Proposal 4 are approved)	$1,885,976,866	12.29	153,436,136
Goldman Fund (Acquired Fund) – Class I	$1,268,838	8.38	151,323
Vanguard Fund (Acquired Fund) – Class I	$8,191,641	9.66	848,179
RAFI Europe Fund (Acquired Fund) – Class I	$380,167	9.83	38,693
Mellon Fund (Acquiring Fund) – Class I	$241,894,451	12.88	18,777,180
Adjustments	$(1,791) (a)(b)	0	(274,309) (c)
Pro forma Mellon Fund – Class I (assuming only Proposal 1, Proposal 2, and Proposal 4 are approved)	$251,733,306	12.88	19,541,066

(a)	The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of the Reorganizations as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not each Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with each Reorganization.
(b)

Proposal 1: It is currently anticipated that approximately 16.69% of the Goldman Fund’s holdings will be transferred to the Mellon Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 83.31% of the Goldman Fund’s holdings will be aligned or sold. The Goldman Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $70,591 (0.12% of net assets).

Proposal 2: It is currently anticipated that approximately 100% of the Vanguard Fund’s holdings will be liquidated in advance of the Reorganization and the resulting proceeds will be invested in accordance with the Mellon Fund’s principal investment strategies. There are no Transaction Costs associated with the Reorganization.

Proposal 4: It is currently anticipated that approximately 49.29% of the RAFI Europe Fund’s holdings will be transferred to the Mellon Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 50.71% of the RAFI Europe Fund’s holdings will be aligned or sold. The RAFI Europe Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $106,442 (0.04% of net assets).

(c)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Mellon Fund to reflect the exchange of shares of the Goldman Fund, Vanguard Fund, and RAFI Europe Fund.

D-18

Proposal 1, Proposal 3, and Proposal 4

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Goldman Fund (Acquired Fund) – Class A	$53,900,829	8.36	6,445,662
RAFI Asia Developed Fund (Acquired Fund) – Class A	$172,204,826	10.88	15,829,421
RAFI Europe Fund (Acquired Fund) – Class A	$241,844,203	9.72	24,889,621
Mellon Fund (Acquiring Fund) – Class A	$1,264,506,522	12.29	102,868,980
Adjustments	$(413,211) (a)(b)	0	(9,122,665) (c)
Pro forma Mellon Fund – Class A (assuming only Proposal 1, Proposal 3, and Proposal 4 are approved)	$1,732,043,169	12.29	140,911,019
Goldman Fund (Acquired Fund) – Class I	$1,268,838	8.38	151,323
RAFI Asia Developed Fund (Acquired Fund) – Class I	$659,752	11.04	59,751
RAFI Europe Fund (Acquired Fund) – Class I	$380,167	9.83	38,693
Mellon Fund (Acquiring Fund) – Class I	$241,894,451	12.88	18,777,180
Adjustments	$(2,702) (a)(b)	0	(70,726) (c)
Pro forma Mellon Fund – Class I (assuming only Proposal 1, Proposal 3, and Proposal 4 are approved)	$244,200,506	12.88	18,956,221
(a)	The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of the Reorganizations as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not each Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with each Reorganization.
(b)

Proposal 1: It is currently anticipated that approximately 16.69% of the Goldman Fund’s holdings will be transferred to the Mellon Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 83.31% of the Goldman Fund’s holdings will be aligned or sold. The Goldman Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $70,591 (0.12% of net assets).

Proposal 3: It is currently anticipated that approximately 32.78% of the RAFI Asia Developed Fund’s holdings will be transferred to the Mellon Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 67.22% of the RAFI Asia Developed Fund’s holdings will be aligned or sold. The RAFI Asia Developed Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $238,880 (0.14% of net assets).

Proposal 4: It is currently anticipated that approximately 49.29% of the RAFI Europe Fund’s holdings will be transferred to the Mellon Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 50.71% of the RAFI Europe Fund’s holdings will be aligned or sold. The RAFI Europe Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $106,442 (0.04% of net assets).

(c)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Mellon Fund to reflect the exchange of shares of the Goldman Fund, RAFI Asia Developed Fund, and RAFI Europe Fund.

Proposal 2, Proposal 3, and Proposal 4

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Vanguard Fund (Acquired Fund) – Class A	$325,900,554	9.58	34,002,235
RAFI Asia Developed Fund (Acquired Fund) – Class A	$172,204,826	10.88	15,829,421
RAFI Europe Fund (Acquired Fund) – Class A	$241,844,203	9.72	24,889,621
Mellon Fund (Acquiring Fund) – Class A	$1,264,506,522	12.29	102,868,980
Adjustments	$(344,243) (a)(b)	0	(14,541,835) (c)
Pro forma Mellon Fund – Class A (assuming only Proposal 2, Proposal 3, and Proposal 4 are approved)	$2,004,111,862	12.29	163,048,422
Vanguard Fund (Acquired Fund) – Class I	$8,191,641	9.66	848,179
RAFI Asia Developed Fund (Acquired Fund) – Class I	$659,752	11.04	59,751
RAFI Europe Fund (Acquired Fund) – Class I	$380,167	9.83	38,693
Mellon Fund (Acquiring Fund) – Class I	$241,894,451	12.88	18,777,180
Adjustments	$(1,079) (a)(b)	0	(229,972) (c)
Pro forma Mellon Fund – Class I (assuming only Proposal 2, Proposal 3, and Proposal 4 are approved)	$251,124,932	12.88	19,493,831
(a)	The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of the Reorganizations as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not each Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with each Reorganization.
(b)

Proposal 2: It is currently anticipated that approximately 100% of the Vanguard Fund’s holdings will be liquidated in advance of the Reorganization and the resulting proceeds will be invested in accordance with the Mellon Fund’s principal investment strategies. There are no Transaction Costs associated with the Reorganization.

Proposal 3: It is currently anticipated that approximately 32.78% of the RAFI Asia Developed Fund’s holdings will be transferred to the Mellon Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 67.22% of the RAFI Asia Developed Fund’s holdings will be aligned or sold. The RAFI Asia Developed Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $238,880 (0.14% of net assets).

Proposal 4: It is currently anticipated that approximately 49.29% of the RAFI Europe Fund’s holdings will be transferred to the Mellon Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 50.71% of the RAFI Europe Fund’s holdings will be aligned or sold. The RAFI Europe Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $106,442 (0.04% of net assets).

(c)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Mellon Fund to reflect the exchange of shares of the Vanguard Fund, RAFI Asia Developed Fund, and RAFI Europe Fund.

D-19

Proposal 1, Proposal 2, Proposal 3, and Proposal 4

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Goldman Fund (Acquired Fund) – Class A	$53,900,829	8.36	6,445,662
Vanguard Fund (Acquired Fund) – Class A	$325,900,554	9.58	34,002,235
RAFI Asia Developed Fund (Acquired Fund) – Class A	$172,204,826	10.88	15,829,421
RAFI Europe Fund (Acquired Fund) – Class A	$241,844,203	9.72	24,889,621
Mellon Fund (Acquiring Fund) – Class A	$1,264,506,522	12.29	102,868,980
Adjustments	$(413,211) (a)(b)	0	(16,607,361) (c)
Pro forma Mellon Fund – Class A (assuming only Proposal 1, Proposal 2, Proposal 3, and Proposal 4 are approved)	$2,057,943,723	12.29	167,428,558
Goldman Fund (Acquired Fund) – Class I	$1,268,838	8.38	151,323
Vanguard Fund (Acquired Fund) – Class I	$8,191,641	9.66	848,179
RAFI Asia Developed Fund (Acquired Fund) – Class I	$659,752	11.04	59,751
RAFI Europe Fund (Acquired Fund) – Class I	$380,167	9.83	38,693
Mellon Fund (Acquiring Fund) – Class I	$241,894,451	12.88	18,777,180
Adjustments	$(2,702) (a)(b)	0	(282,908) (c)
Pro forma Mellon Fund – Class I (assuming only Proposal 1, Proposal 2, Proposal 3, and Proposal 4 are approved)	$252,392,147	12.88	19,592,218
(a)	The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of the Reorganizations as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not each Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with each Reorganization.
(b)

Proposal 1: It is currently anticipated that approximately 16.69% of the Goldman Fund’s holdings will be transferred to the Mellon Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 83.31% of the Goldman Fund’s holdings will be aligned or sold. The Goldman Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $70,591 (0.12% of net assets).

Proposal 2: It is currently anticipated that approximately 100% of the Vanguard Fund’s holdings will be liquidated in advance of the Reorganization and the resulting proceeds will be invested in accordance with the Mellon Fund’s principal investment strategies. There are no Transaction Costs associated with the Reorganization.

Proposal 3: It is currently anticipated that approximately 32.78% of the RAFI Asia Developed Fund’s holdings will be transferred to the Mellon Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 67.22% of the RAFI Asia Developed Fund’s holdings will be aligned or sold. The RAFI Asia Developed Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $238,880 (0.14% of net assets).

Proposal 4: It is currently anticipated that approximately 49.29% of the RAFI Europe Fund’s holdings will be transferred to the Mellon Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 50.71% of the RAFI Europe Fund’s holdings will be aligned or sold. The RAFI Europe Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $106,442 (0.04% of net assets).

(c)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Mellon Fund to reflect the exchange of shares of the Goldman Fund, Vanguard Fund, RAFI Asia Developed Fund, and RAFI Europe Fund.

The Reorganizations provide for the acquisition of all the assets and all the liabilities of each Acquired Fund by the Mellon Fund. If the Reorganizations had taken place on June 30, 2020, shareholders of Acquired Funds would have received Class A and Class I shares of the Mellon Fund as noted below:

•	shareholders of the Goldman Fund would have received 4,380,135 and 98,386 Class A and Class I shares, respectively, of the Mellon Fund,
•	shareholders of the Vanguard Fund would have received 26,517,539 and 635,997 Class A and Class I shares, respectively, of the Mellon Fund,
•	shareholders of the RAFI Asia Developed Fund would have received 13,992,421 and 51,152 Class A and Class I shares, respectively, of the Mellon Fund, and
•	shareholders of the RAFI Europe Fund would have received 19,669,482 and 29,503 Class A and Class I shares, respectively, of the Mellon Fund.

D-20

YOUR VOTE IS IMPORTANT! PLEASE VOTE BY:
INTERNET: www.proxypush.com/JNL
• Cast your vote online.
• Have your Proxy Card ready.
• Follow the simple instructions to record your vote.
PHONE: 1-866-256-0779
• Use any touch-tone telephone, 24 hours a day, 7 days a week.
• Have your Proxy Card ready.
• Follow the simple recorded instructions.
MAIL
• Mark, sign and date your Proxy Card.
• Fold and return your Proxy Card in the postage-paid envelope provided with the address below showing through the window.
IN PERSON
• Attend Shareholders Meeting at 1 Corporate Way, Lansing, MI 48951 on March 26, 2021.

PROXY TABULATOR
PO BOX 8035
CARY, NC 27512-9916

Please fold here—Do not separate

JNL/GOLDMAN SACHS INTERNATIONAL 5 FUND

A series of JNL Series Trust (the “Trust”)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

SPECIAL MEETING OF SHAREHOLDERS – MARCH 26, 2021

The undersigned shareholder hereby appoints Susan S. Rhee and Kelly L. Crosser as proxies of the undersigned, with full power of substitution to each, and hereby authorizes each of them to represent the undersigned and to vote at the Special Meeting of Shareholders of the JNL/Goldman Sachs International 5 Fund, a series of the Trust, to be held on Friday, March 26, 2021 at 9:30 a.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the "Meeting") and at any and all adjournments or postponements thereof, all shares of the Fund which the undersigned would be entitled to vote if personally present, in accordance with the following instructions. The undersigned hereby revokes any and all proxies with respect to such shares previously given by the undersigned. The undersigned acknowledges receipt of the Proxy Statement relating to the Meeting. This proxy may be revoked at any time prior to its exercise at the Meeting by execution of a subsequent proxy card, by written notice to the Fund, c/o Proxy Tabulator, P.O. Box 8035, Cary, NC 27512-9916, or by voting at the Meeting.

The shares represented by each properly executed proxy will be voted in the manner specified in such proxy. If this proxy card is submitted with no direction, but is signed, dated, and returned, this proxy will be voted FOR the proposal specified on the reverse side. This proxy also grants discretionary power to vote upon such other business as may properly come before the Meeting.

Note: Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give the full title.

Signature and Title, if applicable

Additional Signature (if held jointly)

Date	Scan code for mobile voting

PLEASE BE SURE TO SIGN AND DATE THIS PROXY CARD AND MARK ON THE REVERSE SIDE

PC-GS INT 5 v1

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the
Special Meeting of Shareholders of the JNL/Goldman Sachs International 5 Fund,
a series of JNL Series Trust, to be held on March 26, 2021:

The Proxy Statement for this Meeting and the accompanying Notice of Special
Meeting of Shareholders and the form of proxy card are available at
www.proxypush.com/JNL

PLEASE MARK, SIGN AND DATE THIS PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:	■

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PROPOSAL.

		FOR	AGAINST	ABSTAIN
1.	To approve the Plan of Reorganization, adopted by the Trust's Board of Trustees, which provides for the reorganization of the JNL/Goldman Sachs International 5 Fund, a series of the Trust, into the JNL/Mellon International Index Fund, also a series of the Trust.	☐	☐	☐

5.	To transact other business that may property come before the meeting or any adjournments thereof.

PLEASE BE SURE TO SIGN AND DATE THIS PROXY CARD AND MARK ON THE REVERSE SIDE

PC-GS INT 5 v1

YOUR VOTE IS IMPORTANT! PLEASE VOTE BY:
INTERNET: www.proxypush.com/JNL
• Cast your vote online.
• Have your Voting Instruction Card ready.
• Follow the simple instructions to record your vote.
PHONE: 1-866-256-0779
• Use any touch-tone telephone, 24 hours a day, 7 days a week.
• Have your Voting Instruction Card ready.
• Follow the simple recorded instructions.
MAIL
• Mark, sign and date your Voting Instruction Card.
• Fold and return your Voting Instruction Card in the postage-paid envelope provided with the address below showing through the window.
IN PERSON
• Attend Shareholders Meeting at 1 Corporate Way, Lansing, MI 48951 on March 26, 2021.

PROXY TABULATOR
PO BOX 8035
CARY, NC 27512-9916

Please fold here—Do not separate

JNL/GOLDMAN SACHS INTERNATIONAL 5 FUND

A series of JNL Series Trust (the “Trust”)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

SPECIAL MEETING OF SHAREHOLDERS – MARCH 26, 2021

The undersigned contract owner hereby instructs Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York (each an "Insurance Company" and together the "Insurance Companies") to vote all shares of the JNL/Goldman Sachs International 5 Fund, a series of the Trust, attributable to his or her variable annuity contract ("Variable Contract") at the Special Meeting of Shareholders to be held on Friday, March 26, 2021 at 9:30 a.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the "Meeting") and at any and all adjournments or postponements thereof, all shares of the Fund which the undersigned would be entitled to vote if personally present, in accordance with the following instructions. The undersigned hereby revokes any and all voting instructions with respect to such shares previously given by the undersigned. The undersigned acknowledges receipt of the Proxy Statement relating to the Meeting. The undersigned may revoke this voting instruction at any time prior to the date on which the Insurance Companies will exercise voting instructions, March 24, 2021, by execution of subsequent voting instructions, c/o Proxy Tabulator, P.O. Box 8035, Cary, NC 27512- 9916, or by appearing and providing voting instructions in person at the Meeting.

These voting instructions are being solicited by Jackson National Life Insurance Company, on behalf of its Jackson National Separate Accounts I, III and V, and by Jackson National Life Insurance Company of New York, on behalf of its JNLNY Separate Accounts I and II.

The Insurance Company that issued your Variable Contract will vote the shares related thereto as instructed. If this voting instruction card is not marked to indicate voting instructions but is signed, dated and returned, it will be treated as an instruction to vote the shares FOR the proposal specified on the reverse side. This voting instruction card also grants discretionary power to vote upon such other business as may properly come before the meeting.

Note: Please sign exactly as your name(s) appear(s) on this voting instruction card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give the full title.

Signature and Title, if applicable

Additional Signature (if held jointly)

Date	Scan code for mobile voting

PLEASE BE SURE TO SIGN AND DATE THIS VOTING INSTRUCTION CARD AND MARK ON THE REVERSE SIDE

VI-GS INT 5 v1

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the
Special Meeting of Shareholders of the JNL/Goldman Sachs International 5 Fund,
a series of JNL Series Trust, to be held on March 26, 2021:

The Proxy Statement for this Meeting and the accompanying Notice of Special
Meeting of Shareholders and the voting instruction card are available at
www.proxypush.com/JNL

PLEASE MARK, SIGN AND DATE THIS VOTING INSTRUCTION CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:	■

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PROPOSAL.

		FOR	AGAINST	ABSTAIN
1.	To approve the Plan of Reorganization, adopted by the Trust's Board of Trustees, which provides for the reorganization of the JNL/Goldman Sachs International 5 Fund, a series of the Trust, into the JNL/Mellon International Index Fund, also a series of the Trust.	☐	☐	☐

5.	To transact other business that may property come before the meeting or any adjournments thereof.

PLEASE BE SURE TO SIGN AND DATE THIS VOTING INSTRUCTION CARD AND MARK ON THE REVERSE SIDE

VI-GS INT 5 v1

YOUR VOTE IS IMPORTANT! PLEASE VOTE BY:
INTERNET: www.proxypush.com/JNL
• Cast your vote online.
• Have your Proxy Card ready.
• Follow the simple instructions to record your vote.
PHONE: 1-866-256-0779
• Use any touch-tone telephone, 24 hours a day, 7 days a week.
• Have your Proxy Card ready.
• Follow the simple recorded instructions.
MAIL
• Mark, sign and date your Proxy Card.
• Fold and return your Proxy Card in the postage-paid envelope provided with the address below showing through the window.
IN PERSON
• Attend Shareholders Meeting at 1 Corporate Way, Lansing, MI 48951 on March 26, 2021.

PROXY TABULATOR
PO BOX 8035
CARY, NC 27512-9916

Please fold here—Do not separate

JNL/VANGUARD INTERNATIONAL STOCK MARKET INDEX FUND

A series of JNL Series Trust (the “Trust”)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

SPECIAL MEETING OF SHAREHOLDERS – MARCH 26, 2021

The undersigned shareholder hereby appoints Susan S. Rhee and Kelly L. Crosser as proxies of the undersigned, with full power of substitution to each, and hereby authorizes each of them to represent the undersigned and to vote at the Special Meeting of Shareholders of the JNL/Vanguard International Stock Market Index Fund, a series of the Trust, to be held on Friday, March 26, 2021 at 9:30 a.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the "Meeting") and at any and all adjournments or postponements thereof, all shares of the Fund which the undersigned would be entitled to vote if personally present, in accordance with the following instructions. The undersigned hereby revokes any and all proxies with respect to such shares previously given by the undersigned. The undersigned acknowledges receipt of the Proxy Statement relating to the Meeting. This proxy may be revoked at any time prior to its exercise at the Meeting by execution of a subsequent proxy card, by written notice to the Fund, c/o Proxy Tabulator, P.O. Box 8035, Cary, NC 27512-9916, or by voting at the Meeting.

The shares represented by each properly executed proxy will be voted in the manner specified in such proxy. If this proxy card is submitted with no direction, but is signed, dated, and returned, this proxy will be voted FOR the proposal specified on the reverse side. This proxy also grants discretionary power to vote upon such other business as may properly come before the Meeting.

Note: Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give the full title.

Signature and Title, if applicable

Additional Signature (if held jointly)

Date	Scan code for mobile voting

PLEASE BE SURE TO SIGN AND DATE THIS PROXY CARD AND MARK ON THE REVERSE SIDE

PC-VANG SMI v1

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the
Special Meeting of Shareholders of the JNL/Vanguard International Stock Market
Index Fund, a series of JNL Series Trust, to be held on March 26, 2021:

The Proxy Statement for this Meeting and the accompanying Notice of Special
Meeting of Shareholders and the form of proxy card are available at
www.proxypush.com/JNL

PLEASE MARK, SIGN AND DATE THIS PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:	■

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PROPOSAL.

		FOR	AGAINST	ABSTAIN
2.	To approve the Plan of Reorganization, adopted by the Trust's Board of Trustees, which provides for the reorganization of the JNL/Vanguard International Stock Market Index Fund, a series of the Trust, into the JNL/Mellon International Index Fund, also a series of the Trust.	☐	☐	☐

5.	To transact other business that may property come before the meeting or any adjournments thereof.

PLEASE BE SURE TO SIGN AND DATE THIS PROXY CARD AND MARK ON THE REVERSE SIDE

PC-VANG SMI v1

YOUR VOTE IS IMPORTANT! PLEASE VOTE BY:
INTERNET: www.proxypush.com/JNL
• Cast your vote online.
• Have your Voting Instruction Card ready.
• Follow the simple instructions to record your vote.
PHONE: 1-866-256-0779
• Use any touch-tone telephone, 24 hours a day, 7 days a week.
• Have your Voting Instruction Card ready.
• Follow the simple recorded instructions.
MAIL
• Mark, sign and date your Voting Instruction Card.
• Fold and return your Voting Instruction Card in the postage-paid envelope provided with the address below showing through the window.
IN PERSON
• Attend Shareholders Meeting at 1 Corporate Way, Lansing, MI 48951 on March 26, 2021.

PROXY TABULATOR
PO BOX 8035
CARY, NC 27512-9916

Please fold here—Do not separate

JNL/VANGUARD INTERNATIONAL STOCK MARKET INDEX FUND

A series of JNL Series Trust (the “Trust”)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

SPECIAL MEETING OF SHAREHOLDERS – MARCH 26, 2021

The undersigned contract owner hereby instructs Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York (each an "Insurance Company" and together the "Insurance Companies") to vote all shares of the JNL/Vanguard International Stock Market Fund, a series of the Trust, attributable to his or her variable annuity contract ("Variable Contract") at the Special Meeting of Shareholders to be held on Friday, March 26, 2021 at 9:30 a.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the "Meeting") and at any and all adjournments or postponements thereof, all shares of the Fund which the undersigned would be entitled to vote if personally present, in accordance with the following instructions. The undersigned hereby revokes any and all voting instructions with respect to such shares previously given by the undersigned. The undersigned acknowledges receipt of the Proxy Statement relating to the Meeting. The undersigned may revoke this voting instruction at any time prior to the date on which the Insurance Companies will exercise voting instructions, March 24, 2021, by execution of subsequent voting instructions, c/o Proxy Tabulator, P.O. Box 8035, Cary, NC 27512- 9916, or by appearing and providing voting instructions in person at the Meeting.

These voting instructions are being solicited by Jackson National Life Insurance Company, on behalf of its Jackson National Separate Accounts I, III and V, and by Jackson National Life Insurance Company of New York, on behalf of its JNLNY Separate Accounts I and II.

The Insurance Company that issued your Variable Contract will vote the shares related thereto as instructed. If this voting instruction card is not marked to indicate voting instructions but is signed, dated and returned, it will be treated as an instruction to vote the shares FOR the proposal specified on the reverse side. This voting instruction card also grants discretionary power to vote upon such other business as may properly come before the meeting.

Note: Please sign exactly as your name(s) appear(s) on this voting instruction card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give the full title.

Signature and Title, if applicable

Additional Signature (if held jointly)

Date	Scan code for mobile voting

PLEASE BE SURE TO SIGN AND DATE THIS VOTING INSTRUCTION CARD AND MARK ON THE REVERSE SIDE

VI-VANG SMI v1

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the
Special Meeting of Shareholders of the JNL/Vanguard International Stock Market
Index Fund, a series of JNL Series Trust, to be held on March 26, 2021:

The Proxy Statement for this Meeting and the accompanying Notice of Special
Meeting of Shareholders and the voting instruction card are available at
www.proxypush.com/JNL

PLEASE MARK, SIGN AND DATE THIS VOTING INSTRUCTION CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:	■

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PROPOSAL.

		FOR	AGAINST	ABSTAIN
2.	To approve the Plan of Reorganization, adopted by the Trust's Board of Trustees, which provides for the reorganization of the JNL/Vanguard International Stock Market Index Fund, a series of the Trust, into the JNL/Mellon International Index Fund, also a series of the Trust.	☐	☐	☐

5.	To transact other business that may property come before the meeting or any adjournments thereof.

PLEASE BE SURE TO SIGN AND DATE THIS VOTING INSTRUCTION CARD AND MARK ON THE REVERSE SIDE

VI-VANG SMI v1

YOUR VOTE IS IMPORTANT! PLEASE VOTE BY:
INTERNET: www.proxypush.com/JNL
• Cast your vote online.
• Have your Proxy Card ready.
• Follow the simple instructions to record your vote.
PHONE: 1-866-256-0779
• Use any touch-tone telephone, 24 hours a day, 7 days a week.
• Have your Proxy Card ready.
• Follow the simple recorded instructions.
MAIL
• Mark, sign and date your Proxy Card.
• Fold and return your Proxy Card in the postage-paid envelope provided with the address below showing through the window.
IN PERSON
• Attend Shareholders Meeting at 1 Corporate Way, Lansing, MI 48951 on March 26, 2021.

PROXY TABULATOR
PO BOX 8035
CARY, NC 27512-9916

Please fold here—Do not separate

JNL/RAFI® FUNDAMENTAL ASIA DEVELOPED FUND

A series of JNL Series Trust (the “Trust”)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

SPECIAL MEETING OF SHAREHOLDERS – MARCH 26, 2021

The undersigned shareholder hereby appoints Susan S. Rhee and Kelly L. Crosser as proxies of the undersigned, with full power of substitution to each, and hereby authorizes each of them to represent the undersigned and to vote at the Special Meeting of Shareholders of the JNL/RAFI® Fundamental Asia Developed Fund, a series of the Trust, to be held on Friday, March 26, 2021 at 9:30 a.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the "Meeting") and at any and all adjournments or postponements thereof, all shares of the Fund which the undersigned would be entitled to vote if personally present, in accordance with the following instructions. The undersigned hereby revokes any and all proxies with respect to such shares previously given by the undersigned. The undersigned acknowledges receipt of the Proxy Statement relating to the Meeting. This proxy may be revoked at any time prior to its exercise at the Meeting by execution of a subsequent proxy card, by written notice to the Fund, c/o Proxy Tabulator, P.O. Box 8035, Cary, NC 27512-9916, or by voting at the Meeting.

The shares represented by each properly executed proxy will be voted in the manner specified in such proxy. If this proxy card is submitted with no direction, but is signed, dated, and returned, this proxy will be voted FOR the proposal specified on the reverse side. This proxy also grants discretionary power to vote upon such other business as may properly come before the Meeting.

Note: Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give the full title.

Signature and Title, if applicable

Additional Signature (if held jointly)

Date	Scan code for mobile voting

PLEASE BE SURE TO SIGN AND DATE THIS PROXY CARD AND MARK ON THE REVERSE SIDE

PX-RAFI ASIA v1

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the
Special Meeting of Shareholders of the JNL/RAFI® Fundamental Asia Developed
Fund, a series of JNL Series Trust, to be held on March 26, 2021:

The Proxy Statement for this Meeting and the accompanying Notice of Special
Meeting of Shareholders and the form of proxy card are available at
www.proxypush.com/JNL

PLEASE MARK, SIGN AND DATE THIS PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:	■

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PROPOSAL.

		FOR	AGAINST	ABSTAIN
3.	To approve the Plan of Reorganization, adopted by the Trust's Board of Trustees, which provides for the reorganization of the JNL/RAFI® Fundamental Asia Developed Fund, a series of the Trust, into the JNL/Mellon International Index Fund, also a series of the Trust.	☐	☐	☐

5.	To transact other business that may property come before the meeting or any adjournments thereof.

PLEASE BE SURE TO SIGN AND DATE THIS PROXY CARD AND MARK ON THE REVERSE SIDE

PX-RAFI ASIA v1

YOUR VOTE IS IMPORTANT! PLEASE VOTE BY:
INTERNET: www.proxypush.com/JNL
• Cast your vote online.
• Have your Voting Instruction Card ready.
• Follow the simple instructions to record your vote.
PHONE: 1-866-256-0779
• Use any touch-tone telephone, 24 hours a day, 7 days a week.
• Have your Voting Instruction Card ready.
• Follow the simple recorded instructions.
MAIL
• Mark, sign and date your Voting Instruction Card.
• Fold and return your Voting Instruction Card in the postage-paid envelope provided with the address below showing through the window.
IN PERSON
• Attend Shareholders Meeting at 1 Corporate Way, Lansing, MI 48951 on March 26, 2021.

PROXY TABULATOR
PO BOX 8035
CARY, NC 27512-9916

Please fold here—Do not separate

JNL/RAFI® FUNDAMENTAL ASIA DEVELOPED FUND

A series of JNL Series Trust (the “Trust”)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

SPECIAL MEETING OF SHAREHOLDERS – MARCH 26, 2021

The undersigned contract owner hereby instructs Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York (each an "Insurance Company" and together the "Insurance Companies") to vote all shares of the JNL/RAFI® Fundamental Asia Developed Fund, a series of the Trust, attributable to his or her variable annuity contract ("Variable Contract") at the Special Meeting of Shareholders to be held on Friday, March 26, 2021 at 9:30 a.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the "Meeting") and at any and all adjournments or postponements thereof, all shares of the Fund which the undersigned would be entitled to vote if personally present, in accordance with the following instructions. The undersigned hereby revokes any and all voting instructions with respect to such shares previously given by the undersigned. The undersigned acknowledges receipt of the Proxy Statement relating to the Meeting. The undersigned may revoke this voting instruction at any time prior to the date on which the Insurance Companies will exercise voting instructions, March 24, 2021, by execution of subsequent voting instructions, c/o Proxy Tabulator, P.O. Box 8035, Cary, NC 27512- 9916, or by appearing and providing voting instructions in person at the Meeting.

These voting instructions are being solicited by Jackson National Life Insurance Company, on behalf of its Jackson National Separate Accounts I, III, IV and V, and by Jackson National Life Insurance Company of New York, on behalf of its JNLNY Separate Accounts I, II and IV.

The Insurance Company that issued your Variable Contract will vote the shares related thereto as instructed. If this voting instruction card is not marked to indicate voting instructions but is signed, dated and returned, it will be treated as an instruction to vote the shares FOR the proposal specified on the reverse side. This voting instruction card also grants discretionary power to vote upon such other business as may properly come before the meeting.

Note: Please sign exactly as your name(s) appear(s) on this voting instruction card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give the full title.

Signature and Title, if applicable

Additional Signature (if held jointly)

Date	Scan code for mobile voting

PLEASE BE SURE TO SIGN AND DATE THIS VOTING INSTRUCTION CARD AND MARK ON THE REVERSE SIDE

VI-RAFI ASIA v1

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the
Special Meeting of Shareholders of the JNL/RAFI® Fundamental Asia Developed
Fund, a series of JNL Series Trust, to be held on March 26, 2021:

The Proxy Statement for this Meeting and the accompanying Notice of Special
Meeting of Shareholders and the voting instruction card are available at
www.proxypush.com/JNL

PLEASE MARK, SIGN AND DATE THIS VOTING INSTRUCTION CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:	■

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PROPOSAL.

		FOR	AGAINST	ABSTAIN
3.	To approve the Plan of Reorganization, adopted by the Trust's Board of Trustees, which provides for the reorganization of the JNL/RAFI® Fundamental Asia Developed Fund, a series of the Trust, into the JNL/Mellon International Index Fund, also a series of the Trust.	☐	☐	☐

5.	To transact other business that may property come before the meeting or any adjournments thereof.

PLEASE BE SURE TO SIGN AND DATE THIS VOTING INSTRUCTION CARD AND MARK ON THE REVERSE SIDE

VI-RAFI ASIA v1

YOUR VOTE IS IMPORTANT! PLEASE VOTE BY:
INTERNET: www.proxypush.com/JNL
• Cast your vote online.
• Have your Proxy Card ready.
• Follow the simple instructions to record your vote.
PHONE: 1-866-256-0779
• Use any touch-tone telephone, 24 hours a day, 7 days a week.
• Have your Proxy Card ready.
• Follow the simple recorded instructions.
MAIL
• Mark, sign and date your Proxy Card.
• Fold and return your Proxy Card in the postage-paid envelope provided with the address below showing through the window.
IN PERSON
• Attend Shareholders Meeting at 1 Corporate Way, Lansing, MI 48951 on March 26, 2021.

PROXY TABULATOR
PO BOX 8035
CARY, NC 27512-9916

Please fold here—Do not separate

JNL/RAFI® FUNDAMENTAL EUROPE FUND

A series of JNL Series Trust (the “Trust”)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

SPECIAL MEETING OF SHAREHOLDERS – MARCH 26, 2021

The undersigned shareholder hereby appoints Susan S. Rhee and Kelly L. Crosser as proxies of the undersigned, with full power of substitution to each, and hereby authorizes each of them to represent the undersigned and to vote at the Special Meeting of Shareholders of the JNL/RAFI® Fundamental Europe Fund, a series of the Trust, to be held on Friday, March 26, 2021 at 9:30 a.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the "Meeting") and at any and all adjournments or postponements thereof, all shares of the Fund which the undersigned would be entitled to vote if personally present, in accordance with the following instructions. The undersigned hereby revokes any and all proxies with respect to such shares previously given by the undersigned. The undersigned acknowledges receipt of the Proxy Statement relating to the Meeting. This proxy may be revoked at any time prior to its exercise at the Meeting by execution of a subsequent proxy card, by written notice to the Fund, c/o Proxy Tabulator, P.O. Box 8035, Cary, NC 27512-9916, or by voting at the Meeting.

The shares represented by each properly executed proxy will be voted in the manner specified in such proxy. If this proxy card is submitted with no direction, but is signed, dated, and returned, this proxy will be voted FOR the proposal specified on the reverse side. This proxy also grants discretionary power to vote upon such other business as may properly come before the Meeting.

Note: Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give the full title.

Signature and Title, if applicable

Additional Signature (if held jointly)

Date	Scan code for mobile voting

PLEASE BE SURE TO SIGN AND DATE THIS PROXY CARD AND MARK ON THE REVERSE SIDE

PC-RAFI EUROPE v1

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the
Special Meeting of Shareholders of the JNL/RAFI® Fundamental Europe Fund, a
series of JNL Series Trust, to be held on March 26, 2021:

The Proxy Statement for this Meeting and the accompanying Notice of Special
Meeting of Shareholders and the form of proxy card are available at
www.proxypush.com/JNL

PLEASE MARK, SIGN AND DATE THIS PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:	■

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PROPOSAL.

		FOR	AGAINST	ABSTAIN
4.	To approve the Plan of Reorganization, adopted by the Trust's Board of Trustees, which provides for the reorganization of the JNL/RAFI® Fundamental Europe Fund, a series of the Trust, into the JNL/Mellon International Index Fund, also a series of the Trust.	☐	☐	☐

5.	To transact other business that may property come before the meeting or any adjournments thereof.

PLEASE BE SURE TO SIGN AND DATE THIS PROXY CARD AND MARK ON THE REVERSE SIDE

PC-RAFI EUROPE v1

YOUR VOTE IS IMPORTANT! PLEASE VOTE BY:
INTERNET: www.proxypush.com/JNL
• Cast your vote online.
• Have your Voting Instruction Card ready.
• Follow the simple instructions to record your vote.
PHONE: 1-866-256-0779
• Use any touch-tone telephone, 24 hours a day, 7 days a week.
• Have your Voting Instruction Card ready.
• Follow the simple recorded instructions.
MAIL
• Mark, sign and date your Voting Instruction Card.
• Fold and return your Voting Instruction Card in the postage-paid envelope provided with the address below showing through the window.
IN PERSON
• Attend Shareholders Meeting at 1 Corporate Way, Lansing, MI 48951 on March 26, 2021.

PROXY TABULATOR
PO BOX 8035
CARY, NC 27512-9916

Please fold here—Do not separate

JNL/RAFI® FUNDAMENTAL EUROPE FUND

A series of JNL Series Trust (the “Trust”)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

SPECIAL MEETING OF SHAREHOLDERS – MARCH 26, 2021

The undersigned contract owner hereby instructs Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York (each an "Insurance Company" and together the "Insurance Companies") to vote all shares of the JNL/RAFI® Fundamental Europe Fund, a series of the Trust, attributable to his or her variable annuity contract ("Variable Contract") at the Special Meeting of Shareholders to be held on Friday, March 26, 2021 at 9:30 a.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the "Meeting") and at any and all adjournments or postponements thereof, all shares of the Fund which the undersigned would be entitled to vote if personally present, in accordance with the following instructions. The undersigned hereby revokes any and all voting instructions with respect to such shares previously given by the undersigned. The undersigned acknowledges receipt of the Proxy Statement relating to the Meeting. The undersigned may revoke this voting instruction at any time prior to the date on which the Insurance Companies will exercise voting instructions, March 24, 2021, by execution of subsequent voting instructions, c/o Proxy Tabulator, P.O. Box 8035, Cary, NC 27512- 9916, or by appearing and providing voting instructions in person at the Meeting.

These voting instructions are being solicited by Jackson National Life Insurance Company, on behalf of its Jackson National Separate Accounts I, III, IV and V, and by Jackson National Life Insurance Company of New York, on behalf of its JNLNY Separate Accounts I, II and IV.

The Insurance Company that issued your Variable Contract will vote the shares related thereto as instructed. If this voting instruction card is not marked to indicate voting instructions but is signed, dated and returned, it will be treated as an instruction to vote the shares FOR the proposal specified on the reverse side. This voting instruction card also grants discretionary power to vote upon such other business as may properly come before the meeting.

Note: Please sign exactly as your name(s) appear(s) on this voting instruction card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give the full title.

Signature and Title, if applicable

Additional Signature (if held jointly)

Date	Scan code for mobile voting

PLEASE BE SURE TO SIGN AND DATE THIS VOTING INSTRUCTION CARD AND MARK ON THE REVERSE SIDE

VI-RAFI EUROPE v1

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the
Special Meeting of Shareholders of the JNL/RAFI® Fundamental Europe Fund, a
series of JNL Series Trust, to be held on March 26, 2021:

The Proxy Statement for this Meeting and the accompanying Notice of Special
Meeting of Shareholders and the voting instruction card are available at
www.proxypush.com/JNL

PLEASE MARK, SIGN AND DATE THIS VOTING INSTRUCTION CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:	■

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PROPOSAL.

		FOR	AGAINST	ABSTAIN
4.	To approve the Plan of Reorganization, adopted by the Trust's Board of Trustees, which provides for the reorganization of the JNL/RAFI® Fundamental Europe Fund, a series of the Trust, into the JNL/Mellon International Index Fund, also a series of the Trust.	☐	☐	☐

5.	To transact other business that may property come before the meeting or any adjournments thereof.

PLEASE BE SURE TO SIGN AND DATE THIS VOTING INSTRUCTION CARD AND MARK ON THE REVERSE SIDE

VI-RAFI EUROPE v1